    As filed with the Securities and Exchange Commission on April 5, 2005


                                            1933 Act Registration No. 333-118478
                                             1940 Act Registration No. 811-08557
                                                              CIK No. 0001048607

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-effective Amendment No. 1


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 1


                   LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT M
                           (Exact Name of Registrant)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

         Dennis L. Schoff, Esquire                              Copy To:
The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
         1300 South Clinton Street            The Lincoln National Life Insurance Company
               P.O. Box 1110                               350 Church Street
          Ft. Wayne, Indiana 46802                      Hartford, CT 06103-1106
  (Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2004 was filed March 24, 2005.

     It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on 5/1/05 pursuant to paragraph (a)(1) of Rule 485.

     [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Indiana 46802
(800) 454-6265

Administrative Office:
Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106
(800) 444-2363

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln VULCV-IV, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the Elite Series of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  o AllianceBernstein Variable Products Series Fund, Inc.

                  o American Century Variable Portfolios, Inc.

                  o American Funds Insurance Series

                  o Delaware VIP Trust

                  o Fidelity Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Janus Aspen Series

                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance Trust

                  o Neuberger Berman Advisers Management Trust

                  o Scudder Investments VIT Funds



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This policy may not be available in all states, and this prospectus only offers the policy for sale in jurisdictions where such offer and sale are lawful.




                         Prospectus Dated: May 1, 2005

                                 Table of Contents




Contents                                                   Page
----------------------------------------------------      -----
POLICY SUMMARY .....................................         3
    Benefits of Your Policy ........................         3
    Risks of Your Policy ...........................         3
    Charges and Fees ...............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ..............................         8
    Principal Underwriter ..........................         8
    Fund Participation Agreements ..................         8
    Distribution of the Policies and
      Compensation .................................         9
    Funds ..........................................         9
    Fund Withdrawal and Substitution ...............        12
    Voting Rights ..................................        13
POLICY CHARGES AND FEES ............................        13
    Premium Load; Net Premium Payment ..............        14
    Surrender Charges ..............................        14
    Partial Surrender Fee ..........................        15
    Fund Transfer Fee ..............................        15
    Mortality and Expense Risk Charge ..............        15
    Cost of Insurance Charge .......................        15
    Administrative Fee .............................        16
    Policy Loan Interest ...........................        16
    Rider Charges ..................................        16
    Case Exceptions ................................        16
YOUR INSURANCE POLICY ..............................        16
    Application ....................................        17
    Owner ..........................................        17
    Right-to-Examine Period ........................        18
    Initial Specified Amount .......................        18
    Transfers ......................................        18
    Market Timing ..................................        19
    Optional Sub-Account Allocation Programs .......        19
    Riders .........................................        20


Contents                                                   Page
----------------------------------------------------      -----
    Continuation of Coverage .......................        21
    Termination of Coverage ........................        21
    State Regulation ...............................        21
PREMIUMS ...........................................        22
    Allocation of Net Premium Payments .............        22
    Planned Premiums; Additional Premiums ..........        22
    Policy Values ..................................        22
DEATH BENEFITS .....................................        24
    Death Benefit Options ..........................        24
    Changes to the Initial Specified Amount and
      Death Benefit Options ........................        24
    Death Benefit Proceeds .........................        25
POLICY SURRENDERS ..................................        26
    Partial Surrender ..............................        26
POLICY LOANS .......................................        26
LAPSE AND REINSTATEMENT ............................        27
    No Lapse Provision .............................        27
    Reinstatement of a Lapsed Policy ...............        29
TAX ISSUES .........................................        30
    Taxation of Life Insurance Contracts in
      General ......................................        30
    Policies Which Are MECs ........................        31
    Policies Which Are Not MECs ....................        31
    Other Considerations ...........................        32
    Fair Value of Your Policy ......................        32
    Tax Status of Lincoln Life .....................        33
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS .....................................        33
LEGAL PROCEEDINGS ..................................        33
FINANCIAL STATEMENTS ...............................        33
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ...........................        34

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy within the first 10-15 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


                                                                               3

Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                                Table I: Transaction Fees
                                           When Charge                                        Amount
          Charge                           is Deducted                                       Deducted
 Maximum sales charge           When you pay a premium.                5.0% of each premium payment.
 imposed on premiums
     (load)
 Surrender Charge*              Upon full surrender of your
                                policy (years 1-15). When you
                                make certain specified amount
                                decreases (years 1-10).
  Minimum and                                                          The surrender charge ranges from a minimum
  Maximum Charge                                                       of $0.00 to a maximum of $54.00 per $1,000 of
                                                                       specified amount.
  Charge for a                                                         For a male, age 45, nonsmoker, in year one, the
  Representative Insured                                               maximum surrender charge is $34.34 per
                                                                       $1,000 of specified amount.

                                                                       For a female, age 45, nonsmoker, in year one the
                                                                       maximum surrender charge is $29.25 per
                                                                       $1,000 of specified amount.
 Partial Surrender Fee          When you take a partial                The lesser of $25 or 2% of the amount
                                surrender of your policy.              surrendered.
 Fund Transfer Fee              Applied to any transfer request        $ 25
                                in excess of 24 made during
                                any policy year.
 Estate Tax Repeal Rider        One-time charge at issue (if           $250
 (optional)                     elected).

4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                          Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                    Amount
          Charge                        is Deducted                                   Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals with a higher mortality risk than
                                                                 standard issue individuals can be charged from
                                                                 125% to 800% of the standard rate.
  Charge for a                                                   For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                                         maximum monthly cost of insurance rate is $.38
                                                                 per $1,000 of net amount at risk.

                                                                 For a female, age 45, nonsmoker, the guaranteed
                                                                 maximum monthly cost of insurance rate is $.30
                                                                 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        Daily charge as a percentage of the value of the
 Risk Charge ("M&E")            valuation day).                  Separate Account, guaranteed at an effective
                                                                 annual rate of 0.60%.1
 Administrative Fee             Monthly                          $15.00 per month.2
 Policy Loan Interest           Annually                         5.0% annually of the amount held in the loan
                                                                 account.3

1 Guaranteed at an effective annual rate of 0.60% in policy years 1-10, and 0.20% in policy years 11 and beyond.
2 $15 per month for the first policy year, and $5 per month afterward, guaranteed not to exceed $10 per month after the first policy year.
3 Annual interest rate of 5% in years 1-10, and 4% in years 11 and later.

                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                                     Individualized based on optional Rider(s)
                                                   selected.
 Waiver of Monthly              Monthly
 Deduction Rider*
  Minimum and                                      The waiver of monthly deduction rate factor
  Maximum Charge                                   ranges from a minimum of 2% of all other
                                                   covered monthly charges to a maximum of 12%
                                                   of all other covered monthly charges.
  Charge for a                                     For a male, age 45, nonsmoker, the maximum
  Representative Insured                           rate factor is 3.5% of all other covered monthly
                                                   charges.

                                                   For a female, age 45, nonsmoker, the maximum
                                                   rate factor is 5% of all other covered monthly
                                                   charges.
 Supplemental Term              Monthly
 Insurance Rider*
  Minimum and                                      The monthly cost of insurance rates for standard
  Maximum Charge                                   issue individuals ranges from a guaranteed
                                                   minimum of $0.00 per $1,000 per month to a
                                                   guaranteed maximum of $83.33 per $1,000 per
                                                   month of net amount at risk.

                                                   Individuals with a higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.

  Charge for a                                     For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                           maximum monthly cost of insurance rate is $.38
                                                   per $1,000 of net amount at risk.

                                                   For a female, age 45, nonsmoker, the guaranteed
                                                   maximum monthly cost of insurance rate is $.30
                                                   per $1,000 of net amount at risk.

 Accounting Value Rider         N/A                There is no charge for this rider.
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you


6

may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.




 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 4
 (12b-1) fees, and other expenses.



4 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.



                                                                               7

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on December 2, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter

Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $8,792,957 in 2004, $10,465,877 in 2003 and $13,888,496 in 2002 for the sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements


In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.36% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Funds Insurance Series, Fidelity Variable Insurance Products and Janus Aspen Series.


Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If,


8


however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.




Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.



Funds

The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.


We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



                                                                               9

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


AllianceBernstein Variable Products Series Fund, Inc., advised by Alliance
     Capital Management, L.P.

   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Technology Portfolio)


   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.

   o AllianceBernstein Large Cap Growth Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Premier Growth Portfolio)
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.
     (formerly AllianceBernstein Small Cap Value Portfolio)



American Century Variable Portfolios, Inc., advised by American Century
     Investment Management, Inc.

   o Inflation Protection Fund (Class I): Inflation protection.


American Funds Insurance Series, advised by Capital Research and Management Company.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o International Fund (Class 2): Long-term growth.


Delaware VIP Trust, advised by Delaware Management Company.

   o Capital Reserves Series (Standard Class): Current income.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.

10

   o U. S. Growth Series (Standard Class): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Value Series (Standard Class): Capital appreciation.
     (formerly Large Cap Value Series)


Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Equity-Income Portfolio (Service Class): Reasonable income.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Growth Portfolio (Service Class): Capital appreciation.

   o Mid Cap Portfolio (Service Class): Long-term growth.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Overseas Portfolio (Service Class): Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.

     (formerly Franklin Small Cap Fund)

   o Templeton Global Income Securities Fund (Class 1): Total return.

     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Templeton Growth Securities Fund (Class 1): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Service Shares): Long-term growth and current income. This fund will be available only to existing policy owners as of May 16,
2005. Consult your financial adviser.

   o Mid Cap Growth Portfolio (Service Shares): Long-term growth.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)


   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)

     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))


   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

                                                                              11

   o Growth and Income Fund (Standard Class): Capital appreciation.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment
Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o International Fund (Standard Class): Capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company

   o Capital Opportunities Series (Initial Class): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Emerging Growth Series (Initial Class): Long-term growth.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Regency Portfolio (I Class): Long-term growth.



Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.


   o EAFE (Reg. TM) Equity Index Fund (Class A): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

12

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, may be deducted in two ways:

1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.

2) From the net accumulation value of specific funds which you have designated.

If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.

If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.

The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.


                                                                              13

Premium Load; Net Premium Payment

We make a deduction from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 5% from each premium payment. The premium payment, net of the premium load, is called the "net premium payment."



Surrender Charges

A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $54.00 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount. The length of the surrender charge period varies based on the age of the insured on the date of issue or the date of an increase in your specified amount as follows:

o Ages 0-50, 15 years
o Age 51, 14 years
o Age 52, 13 years
o Age 53, 12 years
o Age 54, 11 years
o Ages 55 and above, 10 years

Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

     1) occurs after the tenth policy anniversary following issue of the initial specified amount; or

     2) is directly caused by a death benefit option change; or

     3) is caused by a partial surrender; or

     4) when added to the sum of all prior decreases, does not exceed 25% of the initial specified amount.

B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:

     1) is the amount of this decrease plus any prior decreases;

     2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;

     3) is the initial specified amount; and

     4) is the then applicable surrender charge from the schedule in the policy.

14

We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.



Partial Surrender Fee

No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.




Fund Transfer Fee

For each transfer request in excess of 24 made during any policy year, we reserve the right to charge you an administrative fee of $25.




Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.60% in policy years 1-10 and 0.20% in policy years 11 and beyond.



Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age, underwriting category and gender (in accordance with state law) of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.


                                                                              15

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

There is a flat monthly deduction of $15 during the first policy year and, currently, $5 monthly thereafter (guaranteed not to exceed $10 monthly after the first policy year). This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.



Policy Loan Interest

If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5% in years 1-10, 4% in years 11 and beyond. We will credit 4% interest on the Loan Account value in all years.



Rider Charges

Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum rate factor is 12%. If you have elected this rider, a table of rate factors appears on the rider pages in your policy.

Supplemental Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age, gender and underwriting category of the insured.

Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.



Case Exceptions

Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.


YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;


16


o deregister the Separate Account; or

o combine the Separate Account with another separate account.


We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; No Lapse premium (subject to state availability); and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow telephone or other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.



Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age, gender and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) optional No Lapse protection and riders;

                                                                              17

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, depending on the state of issue of your policy, we will refund to you either all premium payments, or the policy value plus any charges and fees. If a premium payment was made by check, there may be a delay until the check clears.

If your policy is issued in a state that requires return of premium payments, any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

If your policy is issued in a state that provides for return of value, any net premium payments received before the end of the right-to-examine period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. The owner bears the risk of a decline in Sub-Account values. If the policy is returned for cancellation within the right-to-examine period, we will return the policy value, plus any charges and fees, as of the date the cancelled policy is received at our Administrative Office.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or

2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.


18

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing


Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds.

Some or all of the life insurance policies described in this prospectus provide no contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. We discourage frequent trading, and we may assess charges and enforce dollar amount limitations on transfers to the extent allowed by the contracts.

The funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the procedures we have adopted to discourage frequent transfers among subaccounts. We will work with the funds to apply their frequent trading policies and procedures, subject to limitations in the contract or our operational capacity.

In our sole discretion, we may impose procedures intended to prohibit market timing at any time, as authorized by law, regulation or a court order, without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.



Optional Sub-Account Allocation Programs


You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

Dollar cost averaging terminates automatically:

1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;

3) after 12 or 24 months (as elected on your application); or

4) if your policy is surrendered.

                                                                              19

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Waiver of Monthly Deduction Rider: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

Accounting Value Rider: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first four policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.


Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.


Estate Tax Repeal Rider: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R.
1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

This rider terminates on the earliest of:

1) one year from the start date;

2) December 31, 2010, provided no estate tax repeal, as defined above, has been enacted;

3) the date you request termination of the rider;

4) termination of your policy; or

5) full surrender of your policy prior to the start date.

If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.


20


Supplemental Term Insurance Rider. If desired, you must select this rider when you initially apply for insurance. The rider provides annually renewable non-convertible term insurance to age 100 on the life of the insured. Upon the insured's death, we will pay the Term Insurance Benefit Amount, in addition to death benefit proceeds of the death benefit option in effect on your policy.


There is a monthly cost for this rider, similar to the cost of insurance of the base policy. This rate is determined by the Company, is based on the policy duration, the age, underwriting category and gender of the insured, and is applied against the Term Insurance Benefit Amount shown on the policy specifications page.

This rider will limit the maximum period during which your policy is guaranteed not to lapse under the No Lapse provision. If you have chosen the age 100 No Lapse provision, the maximum period will now be the first 20 policy years up to age 100. For the 10 year and 20 year No Lapse provisions, the maximum period will now be the first 5 policy years. All other provisions set forth in the age 100, 20 year and 10 year No Lapse provisions will still apply.

This rider terminates on the earliest of:

1) the date you request termination of the rider;

2) when your policy lapses;

3) when your policy is fully surrendered;

4) when the insured reaches age 100; or

5) upon death of the insured.

If your policy is reinstated, this rider will likewise be reinstated. However, sufficient premium must be paid to cover the monthly deduction including monthly rider costs.



Continuation of Coverage

If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:

1) we will no longer accept premium payments;

2) we will make no further deductions;

3) policy values held in the Separate Account will be transferred to the Fixed Account; and

4) we will no longer transfer amounts to the Sub-Accounts.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured; or

3) failure to pay the necessary amount of premium to keep your policy in force.



State Regulation

The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.


                                                                              21

PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the insured attains age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.



Policy Values

Policy value in a variable life insurance policy is also called the accumulation value.

22

The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4% in all years.


The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


                                                                              23

DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, less any indebtedness; or

2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.



 Option                          Death Benefit Proceeds Equal to the                                  Variability
    1         Specified amount (a minimum of $100,000)                                      None; level death benefit
    2         Sum of the specified amount plus the net accumulation value as of             May increase or decrease over
              the date of the insured's death.                                              time, depending on the amount
                                                                                            of premium paid and the
                                                                                            investment performance of the
                                                                                            underlying Sub-Accounts or the
                                                                                            Fixed Account.
    3         Sum of the specified amount plus the accumulated premiums (all                Will generally increase,
              premiums paid minus the cumulative policy factor, if that factor is           depending on the amount of
              elected) up to the limit shown in the policy specifications, as of the        premium paid.
              date of the insured's death. Any premium paid that will cause the death benefit proceeds to exceed this limit will be applied to the policy, but will not increase the death benefit. The cumulative policy factor, normally used in business situations, is calculated as:
              a) the applicable monthly rate then used by the Internal Revenue
              Service (IRS); or
              b) an alternative monthly rate permitted by the IRS; times
              c) the specified amount divided by 1000.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.


24


 Option change                                                    Impact
     1 to 2          The specified amount will be reduced by the accumulation value as of the effective date of change.
     2 to 1          The specified amount will be increased by the accumulation value as of the effective date of change.
     1 to 3          The specified amount will not change.
     3 to 1          The specified amount will be increased by accumulated premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.
     2 to 3          The specified amount will be increased by the accumulation value as of the effective date of change.
     3 to 2          o If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor elected), the specified amount will be reduced by the accumulation value less accumulated premium (plus cumulative policy factor if that factor is elected) as of the effective date of change.
                     o If the accumulation value is less than the accumulated premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated premium (less the cumulative policy factor if that factor is elected), less the accumulation value as of the effective date of change.


A surrender charge may apply to a decrease in specified amount. A schedule of surrender charges is included in each policy.


Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the guideline premium test.

The guideline premium test provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the policy's death benefit above the specified amount in order to satisfy the guideline premium test. If the increase in the policy's death benefit causes an increase in the net amount at risk, charges for the cost of insurance will increase as well.

Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


                                                                              25

POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                                        Impact of Partial Surrender
         1              Will reduce the accumulation value and the specified amount.
         2              Will reduce the accumulation value, but not the specified amount.
         3              Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

We may at our discretion decline any request for a partial surrender.


POLICY LOANS
You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5% in years 1-10 and 4% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.


26

The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.


LAPSE AND REINSTATEMENT
If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



No Lapse Provision

Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.

Availability of the No Lapse provision may vary in some states. Where available, there is no charge for this feature. It is only available with death benefit options 1 and 2.

There are three levels of No Lapse protection:

1) a guarantee until the insured reaches age 100 (must be selected at time of policy application);

                                                                              27

2) a guarantee for the first 20 policy years; and

3) a guarantee for the first 10 policy years.



                                                                                        Provision will terminate
       Level                            Lapse Protection                                  upon the earliest of
 Age 100                If elected, a payment of the age 100 No              1) the age 100 premium requirement is not
                        Lapse premium is due as of the date of               met,
                        issue and each monthly anniversary day to            2) there is a change in the death benefit
                        guarantee the policy will not lapse before           option, or
                        the insured reaches age 100. All, or a               3) the insured reaches age 100.

                        portion of, the remaining monthly
                                                                             A period of at least 61 days will be granted
                        premiums can be paid in advance at any
                                                                             for the age 100 No Lapse premium if on any
                        time.
                                                                             monthly anniversary day it is determined

                        As long as the sum of all premium                    that the age 100 No Lapse premium has not
                        payments (less any indebtedness and                  been met. At least 31 days before the end of
                        partial surrenders) is at least equal to the         that period, we will notify you of the amount
                        sum of the age 100 No Lapse premiums                 of premium necessary to maintain the age
                        since the date of issue, the policy will not         100 No Lapse provision.

                        lapse until the insured reaches age 100,
                                                                             Once the age 100 No Lapse provision is
                        even if the net accumulation value is
                                                                             terminated, it cannot be reinstated.
                        insufficient to meet the monthly deductions.
                                                                             However, you may still qualify for either the
                                                                             20 year or 10 year No Lapse provision.
 First 20 policy        During the first 20 years the policy will not        1) a change in the death benefit option,
 years                  lapse, even if the net accumulation value is         2) the insured reaches age 100, or
                        insufficient to meet the monthly deductions,         3) the beginning of the 21st policy year.

                        as long as the sum of:
                                                                             Failure to meet the No Lapse premium

                        o all premium payments (less any partial             requirement during the first 20 years does
                        surrenders) accumulated at 4% interest               not terminate the No Lapse provision. Any
                                                                             premium shortfall can be made up while the
                        o minus any indebtedness
                                                                             policy is in force or during the policy's

                        is at least equal to the sum of the 20 year          grace period.

                        No Lapse premiums due since date of issue
                                                                             Continuing to pay the 20 year No Lapse
                        (shown in the policy specifications),
                                                                             premium beyond the termination of the 20
                        accumulated at 4% interest.
                                                                             year No Lapse provision does not guarantee
                                                                             that the policy will not lapse. Payments
                                                                             must be sufficient to cover your monthly
                                                                             deductions.

                                                                             However, you may still qualify for the 10
                                                                             year No Lapse provision.

28


                                                                                       Provision will terminate
       Level                            Lapse Protection                                 upon the earliest of
 First 10 policy        During the first 10 years the policy will not        1) a change in the death benefit option,
 years                  lapse, even if the net accumulation value is         2) the insured reaches age 100, or
                        insufficient to meet the monthly deductions,         3) the beginning of the 11th policy year.

                        as long as the sum of:
                                                                             Failure to meet the No Lapse premium

                        o all premium payments (less any partial             requirement during the first 10 years does
                        surrenders) accumulated at 4% interest               not terminate the No Lapse provision. Any
                                                                             premium shortfall can be made up while the
                        o minus any indebtedness
                                                                             policy is in force or during the policy's

                        is at least equal to the sum of the 10 year          grace period.

                        No Lapse premiums due since date of issue
                                                                             Continuing to pay the 10 year No Lapse
                        (shown in the policy specifications),
                                                                             premium beyond the termination of the 10
                        accumulated at 4% interest.
                                                                             year No Lapse provision does not guarantee
                                                                             that the policy will not lapse. Payments
                                                                             must be sufficient to cover your monthly
                                                                             deductions.

If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the policy's grace period, will lapse.

Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

If you have selected the Supplemental Term Insurance Rider, as described in the Riders section of this prospectus, it will shorten the maximum time for you to keep your No Lapse protection. If you have chosen the Age 100 No Lapse provision, the maximum period will now be the first 20 years or the date the insured reaches age 100. For the 10 year and 20 year No Lapse provisions, the maximum period will now be the first 5 policy years.



Reinstatement of a Lapsed Policy

If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, provided:

1) it has not been surrendered;

2) there is an application for reinstatement in writing;

3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk for the insured;

4) we receive a payment sufficient to keep your policy in force for at least two months; and

5) any accrued loan interest is paid.

The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.


                                                                              29

TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if
(1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.


30

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs

Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits,


                                                                              31

within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.



Other Considerations

Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.


32

Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.


                                                                              33

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI



GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Checkbook Service for Disbursements



POLICY INFORMATION
   Case Exceptions
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age or Gender
   Suicide
ADDITIONAL INFORMATION ABOUT CHARGES
   Surrender Charges
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our internet site, www.LFG.com

Lincoln Life Flexible Premium Variable Life Account M
1933 Act Registration No. 333-118478
1940 Act Registration No. 811-08557

                               End of Prospectus

         Supplement Dated May 1, 2005 to Prospectuses Dated May 1, 2005

              Lincoln Life Flexible Premium Variable Life Account M
                Products: VULCV-III, VULCV-IV, VULDB-II, VULDB-IV

              Lincoln Life Flexible Premium Variable Life Account R
                           Products: SVUL-III, SVUL-IV

              Issued by The Lincoln National Life Insurance Company

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.

                         -------------------------------

The funds and their investment advisers/sub-advisers and objectives are listed below.

         M Fund, Inc., advised by M Financial Investment Advisers, Inc. (MFIA)

         Brandes International Equity Fund: Long-term capital appreciation. (Subadvised by Brandes Investment Partners LLC)

         Business Opportunity Value Fund: Long-term capital appreciation. (Subadvised by Iridian Asset Management LLC)

         Frontier Capital Appreciation Fund: Maximum capital appreciation. (Subadvised by Frontier Capital Management Company LLC)

         Turner Core Growth Fund: Long-term capital appreciation.
         (Subadvised by Turner Investment Partners)

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)



                               Dated May 1, 2005
                  Relating to Prospectus Dated May 1, 2005 for



                            Lincoln VULCV-IV product



       Lincoln Life Flexible Premium Variable Life Account M, Registrant



             The Lincoln National Life Insurance Company, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106

or by telephoning (800) 444-2363, and requesting a copy of the Lincoln VULCV-IV product prospectus.


                          TABLE OF CONTENTS OF THE SAI




Contents                                                   Page
-------------------------------------------------       ----------
GENERAL INFORMATION .............................             2
    Lincoln Life ................................             2
    Registration Statement ......................             2
    Changes of Investment Policy ................             2
    Principal Underwriter .......................             2
    Disaster Plan ...............................             3
    Advertising .................................             3
SERVICES ........................................             3
    Independent Registered Public Accounting
      Firm ......................................             3
    Accounting Services .........................             3
    Checkbook Service for Disbursements .........             3


Contents                                                   Page
-------------------------------------------------       ----------
POLICY INFORMATION ..............................             4
    Case Exceptions .............................             4
    Assignment ..................................             4
    Change of Ownership .........................             4
    Beneficiary .................................             4
    Change of Plan ..............................             5
    Settlement Options ..........................             5
    Deferral of Payments ........................             5
    Incontestability ............................             5
    Misstatement of Age or Gender ...............             5
    Suicide .....................................             6
ADDITIONAL INFORMATION ABOUT
CHARGES .........................................             6
    Surrender Charges ...........................             6
PERFORMANCE DATA ................................             6
FINANCIAL STATEMENTS ............................             7
    Separate Account ............................           M-1
    Company .....................................           S-1

                                                                               1

GENERAL INFORMATION


Lincoln Life

The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.


A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.




Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments. The state insurance departments would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

If an owner objects, his or her policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the insured. The owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion. The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current policy on the date of the conversion.



Principal Underwriter

Lincoln Life, 1300 S. Clinton Street, Fort Wayne, IN 46802, is the principal underwriter for the policies, which are offered continuously. Lincoln Life is registered with the Securities and Exchange Commission under the Securities


2

Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.



Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.



Advertising

Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


Independent Registered Public Accounting Firm

The financial statements of the Separate Account and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.




Accounting Services

We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.



Checkbook Service for Disbursements

We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately-even a check for the entire amount.


                                                                               3

POLICY INFORMATION


Case Exceptions
This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.



Assignment

While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.



Change of Ownership

As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.



Beneficiary

The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.


4

Change of Plan

Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.



Settlement Options

You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

You have at least four settlement options:

1) an annuity for the lifetime of the payee;

2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;

3) monthly payments for a stated number of years, at least five but no more than thirty; or

4) payment of a maximum of 3% interest annually on the sum left on deposit.

We may offer you or your beneficiary additional settlement options in the future.



Deferral of Payments

Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.



Incontestability

The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase (in accordance with state law).



Misstatement of Age or Gender

If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:

1) the net amount at risk at the time of the insured's death;

2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and

3) the accumulation value at the time of the insured's death.

                                                                               5

The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.



Suicide

If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.


ADDITIONAL INFORMATION ABOUT CHARGES


Surrender Charges
The initial maximum surrender charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where

(a) is 1.25 times the curtate net level premium for the specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;

(b) is $10 per $1000 of specified amount;

(c) is $50 per $1000 of specified amount; and

(d) is $60.

Algebraically, this formula is equivalent to Min{a+b,c} -d.

The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 20 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times
(b), where

(a) is the initial maximum surrender charge; and

(b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.


PERFORMANCE DATA
Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, and

o a policy level mortality and expense charge applied on a daily equivalent basis, but

o no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.


6

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the policy owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


FINANCIAL STATEMENTS

The December 31, 2004 financial statements of the Separate Account and consolidated financial statements of the Company follow.

Lincoln Life Flexible Premium Variable Life Account M

Statement of assets and liabilities

December 31, 2004

                                                                                                         Mortality &
                                                                                                         Expense
                                                                Contract                   Contract      Guarantee
                                                                Purchases                  Redemptions   Charges
                                                                Due from                   Due to        Payable to
                                                                The Lincoln                The Lincoln   The Lincoln
                                                                National Life              National Life National Life
                                                                Insurance                  Insurance     Insurance
Subaccount                                          Investments Company       Total Assets Company       Company
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $ 2,737,363   $     --    $ 2,737,363    $     47       $   60
AIM V.I. Diversified Income                             736,098         --        736,098          --           16
AIM V.I. Growth                                      19,017,598      9,344     19,026,942          --          411
AIM V.I. International Growth                         6,156,889      2,943      6,159,832          --          133
AIM V.I. Premier Equity                              24,825,858      9,691     24,835,549          --          535
ABVPSF Growth and Income Class A                     10,055,575      2,673     10,058,248          --          215
ABVPSF Premier Growth Class A                         2,185,566         --      2,185,566     230,304           48
ABVPSF Small Cap Value Class A                        5,983,792      7,588      5,991,380          --          128
ABVPSF Technology Class A                             1,191,122         64      1,191,186          --           26
American Century VP Inflation Protection              1,523,175      2,197      1,525,372          --           30
American Funds Global Growth Class 2                    698,120      3,295        701,415          --           13
American Funds Global Small Capitalization Class 2   12,788,499         --     12,788,499      70,033          270
American Funds Growth Class 2                        64,098,717     27,637     64,126,354          --        1,367
American Funds Growth-Income Class 2                 58,040,618     66,249     58,106,867          --        1,242
American Funds International Class 2                 17,118,168     19,446     17,137,614          --          356
Baron Capital Asset                                   5,649,491         --      5,649,491       8,953          122
Delaware VIPT Diversified Income                        867,711      3,521        871,232          --           16
Delaware VIPT Emerging Markets                        6,188,011    143,072      6,331,083          --          129
Delaware VIPT High Yield                              9,058,151      7,435      9,065,586          --          196
Delaware VIPT REIT                                   19,147,549      9,528     19,157,077          --          405
Delaware VIPT Small Cap Value                        32,796,851     23,873     32,820,724          --          697
Delaware VIPT Trend                                  22,227,733         --     22,227,733       6,237          473
Delaware VIPT U.S. Growth                               534,239         --        534,239          --           11
Delaware VIPT Value                                   4,470,404      4,515      4,474,919          --           95
Fidelity VIP Asset Manager                              854,399         --        854,399         344           19
Fidelity VIP Contrafund Service Class                24,992,325      3,696     24,996,021          --          531
Fidelity VIP Equity-Income                            5,439,039         --      5,439,039       1,867          119
Fidelity VIP Equity-Income Service Class              4,989,525         --      4,989,525       1,564          107
Fidelity VIP Growth Service Class                     6,471,200      1,946      6,473,146          --          140
Fidelity VIP Growth Opportunities Service Class       4,435,861         --      4,435,861          15           94
Fidelity VIP High Income Service Class                2,753,945        258      2,754,203          --           60
Fidelity VIP Investment Grade Bond                    2,680,183         --      2,680,183       1,327           59
Fidelity VIP Overseas Service Class                   1,859,075      2,689      1,861,764          --           40
FTVIPT Franklin Small Cap                             4,493,105      1,752      4,494,857          --           96
FTVIPT Templeton Foreign Securities                   3,557,724         --      3,557,724         263           78
FTVIPT Templeton Foreign Securities Class 2           6,631,479      2,173      6,633,652          --          143
FTVIPT Templeton Global Asset Allocation                898,856         --        898,856          --           20
FTVIPT Templeton Growth Securities                    5,731,610         --      5,731,610      30,846          122
FTVIPT Templeton Growth Securities Class 2            3,895,608         --      3,895,608      15,590           84
Janus Aspen Series Balanced                          13,708,161        167     13,708,328          --          300
Janus Aspen Series Balanced Service Shares            5,868,165        883      5,869,048          --          125
Janus Aspen Series Global Technology Service Shares   1,524,197         --      1,524,197          --           33
Janus Aspen Series Mid Cap Growth Service Shares      2,599,558         --      2,599,558     110,677           56
Janus Aspen Series Worldwide Growth                  14,162,898      7,043     14,169,941          --          304
Janus Aspen Series Worldwide Growth Service Shares    3,398,624         90      3,398,714          --           73
Lincoln VIPT Aggressive Growth                          305,857         36        305,893          --            7
Lincoln VIPT Bond                                    36,512,070     21,557     36,533,627          --          788
Lincoln VIPT Capital Appreciation                     8,028,402        185      8,028,587          --          176
Lincoln VIPT Equity-Income                            5,087,565         45      5,087,610          --          110
Lincoln VIPT Global Asset Allocation                  1,329,844         --      1,329,844          --           28
Lincoln VIPT International                            3,986,771      3,754      3,990,525          --           85
Lincoln VIPT Money Market                            32,769,690    825,599     33,595,289          --          702
Lincoln VIPT Social Awareness                         2,299,788         --      2,299,788          --           48
M Fund Brandes International Equity                     390,119         --        390,119          --            8
M Fund Business Opportunity Value                        10,760         --         10,760          --           --
M Fund Frontier Capital Appreciation                    217,153         --        217,153          --            4
M Fund Turner Core Growth                               235,878         --        235,878          --            5
MFS VIT Capital Opportunities                           834,497         --        834,497     119,895           18
MFS VIT Emerging Growth                              12,525,205      7,518     12,532,723          --          269
MFS VIT Total Return                                 22,542,602      4,127     22,546,729          --          493
MFS VIT Utilities                                    10,771,074      8,044     10,779,118          --          232
NB AMT Mid-Cap Growth                                13,709,985     17,478     13,727,463          --          295
NB AMT Partners                                       1,560,115         --      1,560,115      15,637           34
NB AMT Regency                                        5,792,475      5,145      5,797,620          --          123
PIMCO VIT OPCAP Global Equity                           748,193         --        748,193       1,315           16
PIMCO VIT OPCAP Managed                                 830,492         --        830,492          --           18
Putnam VT Growth & Income Class IB                    2,448,527         --      2,448,527          --           52
Putnam VT Health Sciences Class IB                    1,233,691         33      1,233,724          --           27
Scudder VIT EAFE Equity Index                         4,936,045      4,186      4,940,231          --          106
Scudder VIT Equity 500 Index                         58,158,664        132     58,158,796          --        1,238
Scudder VIT Small Cap Index                          10,947,917      6,497     10,954,414          --          235








Subaccount                                          Net Assets
---------------------------------------------------------------
AIM V.I. Capital Appreciation                       $ 2,737,256
AIM V.I. Diversified Income                             736,082
AIM V.I. Growth                                      19,026,531
AIM V.I. International Growth                         6,159,699
AIM V.I. Premier Equity                              24,835,014
ABVPSF Growth and Income Class A                     10,058,033
ABVPSF Premier Growth Class A                         1,955,214
ABVPSF Small Cap Value Class A                        5,991,252
ABVPSF Technology Class A                             1,191,160
American Century VP Inflation Protection              1,525,342
American Funds Global Growth Class 2                    701,402
American Funds Global Small Capitalization Class 2   12,718,196
American Funds Growth Class 2                        64,124,987
American Funds Growth-Income Class 2                 58,105,625
American Funds International Class 2                 17,137,258
Baron Capital Asset                                   5,640,416
Delaware VIPT Diversified Income                        871,216
Delaware VIPT Emerging Markets                        6,330,954
Delaware VIPT High Yield                              9,065,390
Delaware VIPT REIT                                   19,156,672
Delaware VIPT Small Cap Value                        32,820,027
Delaware VIPT Trend                                  22,221,023
Delaware VIPT U.S. Growth                               534,228
Delaware VIPT Value                                   4,474,824
Fidelity VIP Asset Manager                              854,036
Fidelity VIP Contrafund Service Class                24,995,490
Fidelity VIP Equity-Income                            5,437,053
Fidelity VIP Equity-Income Service Class              4,987,854
Fidelity VIP Growth Service Class                     6,473,006
Fidelity VIP Growth Opportunities Service Class       4,435,752
Fidelity VIP High Income Service Class                2,754,143
Fidelity VIP Investment Grade Bond                    2,678,797
Fidelity VIP Overseas Service Class                   1,861,724
FTVIPT Franklin Small Cap                             4,494,761
FTVIPT Templeton Foreign Securities                   3,557,383
FTVIPT Templeton Foreign Securities Class 2           6,633,509
FTVIPT Templeton Global Asset Allocation                898,836
FTVIPT Templeton Growth Securities                    5,700,642
FTVIPT Templeton Growth Securities Class 2            3,879,934
Janus Aspen Series Balanced                          13,708,028
Janus Aspen Series Balanced Service Shares            5,868,923
Janus Aspen Series Global Technology Service Shares   1,524,164
Janus Aspen Series Mid Cap Growth Service Shares      2,488,825
Janus Aspen Series Worldwide Growth                  14,169,637
Janus Aspen Series Worldwide Growth Service Shares    3,398,641
Lincoln VIPT Aggressive Growth                          305,886
Lincoln VIPT Bond                                    36,532,839
Lincoln VIPT Capital Appreciation                     8,028,411
Lincoln VIPT Equity-Income                            5,087,500
Lincoln VIPT Global Asset Allocation                  1,329,816
Lincoln VIPT International                            3,990,440
Lincoln VIPT Money Market                            33,594,587
Lincoln VIPT Social Awareness                         2,299,740
M Fund Brandes International Equity                     390,111
M Fund Business Opportunity Value                        10,760
M Fund Frontier Capital Appreciation                    217,149
M Fund Turner Core Growth                               235,873
MFS VIT Capital Opportunities                           714,584
MFS VIT Emerging Growth                              12,532,454
MFS VIT Total Return                                 22,546,236
MFS VIT Utilities                                    10,778,886
NB AMT Mid-Cap Growth                                13,727,168
NB AMT Partners                                       1,544,444
NB AMT Regency                                        5,797,497
PIMCO VIT OPCAP Global Equity                           746,862
PIMCO VIT OPCAP Managed                                 830,474
Putnam VT Growth & Income Class IB                    2,448,475
Putnam VT Health Sciences Class IB                    1,233,697
Scudder VIT EAFE Equity Index                         4,940,125
Scudder VIT Equity 500 Index                         58,157,558
Scudder VIT Small Cap Index                          10,954,179

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M

Statement of operations

Year Ended December 31, 2004


                                                    Dividends
                                                    from       Mortality and     Net           Net Realized
                                                    Investment Expense           Investment    Gain (Loss) on
Subaccount                                          Income     Guarantee Charges Income (Loss) Investments
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $       --     $ (22,009)     $  (22,009)   $  (114,538)
AIM V.I. Diversified Income                             41,792        (5,721)         36,071         (7,211)
AIM V.I. Growth                                             --      (144,842)       (144,842)    (1,274,204)
AIM V.I. International Growth                           35,777       (40,890)         (5,113)       191,203
AIM V.I. Premier Equity                                113,125      (192,961)        (79,836)    (1,170,656)
ABVPSF Growth and Income Class A                        68,233       (61,275)          6,958         74,740
ABVPSF Premier Growth Class A                               --       (13,765)        (13,765)        29,692
ABVPSF Small Cap Value Class A                           7,449       (34,378)        (26,929)       100,339
ABVPSF Technology Class A                                   --        (8,873)         (8,873)        27,434
American Century VP Inflation Protection                17,712        (3,642)         14,070            364
American Funds Global Growth Class 2                       193        (1,119)           (926)         5,700
American Funds Global Small Capitalization Class 2          --       (82,010)        (82,010)       583,341
American Funds Growth Class 2                          101,223      (419,237)       (318,014)       559,381
American Funds Growth-Income Class 2                   468,149      (378,809)         89,340        575,930
American Funds International Class 2                   194,323       (90,620)        103,703        156,195
Baron Capital Asset                                         --       (37,337)        (37,337)       129,732
Delaware VIPT Diversified Income                            --        (1,259)         (1,259)           195
Delaware VIPT Emerging Markets                         103,980       (31,071)         72,909        226,941
Delaware VIPT High Yield                               393,463       (56,645)        336,818         75,710
Delaware VIPT REIT                                     293,956      (110,301)        183,655        439,576
Delaware VIPT Small Cap Value                           52,527      (207,311)       (154,784)       800,957
Delaware VIPT Trend                                         --      (154,911)       (154,911)       128,270
Delaware VIPT U.S. Growth                                  459        (2,981)         (2,522)           (99)
Delaware VIPT Value                                     47,666       (25,521)         22,145         71,462
Fidelity VIP Asset Manager                              23,074        (6,897)         16,177        (12,775)
Fidelity VIP Contrafund Service Class                   48,133      (160,064)       (111,931)       196,676
Fidelity VIP Equity-Income                              78,308       (39,998)         38,310          4,766
Fidelity VIP Equity-Income Service Class                59,261       (32,685)         26,576         80,857
Fidelity VIP Growth Service Class                        9,513       (47,481)        (37,968)        (5,325)
Fidelity VIP Growth Opportunities Service Class         19,865       (32,529)        (12,664)       (61,229)
Fidelity VIP High Income Service Class                 218,144       (20,602)        197,542         19,624
Fidelity VIP Investment Grade Bond                     121,126       (22,538)         98,588         17,902
Fidelity VIP Overseas Service Class                     11,377       (10,134)          1,243         17,035
FTVIPT Franklin Small Cap                                   --       (30,219)        (30,219)       113,024
FTVIPT Templeton Foreign Securities                     38,601       (26,477)         12,124       (117,370)
FTVIPT Templeton Foreign Securities Class 2             61,705       (45,975)         15,730         23,779
FTVIPT Templeton Global Asset Allocation                20,761        (5,648)         15,113          7,561
FTVIPT Templeton Growth Securities                      54,506       (34,382)         20,124         51,007
FTVIPT Templeton Growth Securities Class 2              44,026       (28,437)         15,589         58,938
Janus Aspen Series Balanced                            302,179      (108,036)        194,143        (79,573)
Janus Aspen Series Balanced Service Shares             122,439       (40,174)         82,265         63,964
Janus Aspen Series Global Technology Service Shares         --       (11,502)        (11,502)       (49,871)
Janus Aspen Series Mid Cap Growth Service Shares            --       (14,335)        (14,335)        38,702
Janus Aspen Series Worldwide Growth                    142,653      (112,331)         30,322     (1,003,237)
Janus Aspen Series Worldwide Growth Service Shares      30,178       (25,671)          4,507         48,203
Lincoln VIPT Aggressive Growth                              --        (1,683)         (1,683)         9,909
Lincoln VIPT Bond                                    1,392,692      (268,225)      1,124,467         92,932
Lincoln VIPT Capital Appreciation                           --       (62,027)        (62,027)      (300,917)
Lincoln VIPT Equity-Income                              52,640       (37,154)         15,486         57,149
Lincoln VIPT Global Asset Allocation                    20,200        (9,086)         11,114         23,626
Lincoln VIPT International                              32,017       (19,551)         12,466         34,075
Lincoln VIPT Money Market                              347,374      (322,084)         25,290             --
Lincoln VIPT Social Awareness                           20,052       (15,255)          4,797        (20,673)
M Fund Brandes International Equity                      3,886        (1,730)          2,156          2,819
M Fund Business Opportunity Value                           56           (16)             40             47
M Fund Frontier Capital Appreciation                        --          (955)           (955)           593
M Fund Turner Core Growth                                  572          (957)           (385)           224
MFS VIT Capital Opportunities                            2,153        (4,550)         (2,397)         6,354
MFS VIT Emerging Growth                                     --       (91,490)        (91,490)      (643,456)
MFS VIT Total Return                                   314,297      (155,737)        158,560        203,263
MFS VIT Utilities                                      122,240       (67,630)         54,610         65,402
NB AMT Mid-Cap Growth                                       --       (92,221)        (92,221)        11,540
NB AMT Partners                                            185       (12,145)        (11,960)        58,503
NB AMT Regency                                           1,040       (34,319)        (33,279)        83,723
PIMCO VIT OPCAP Global Equity                            3,536        (5,483)         (1,947)           382
PIMCO VIT OPCAP Managed                                 10,044        (5,787)          4,257         (1,047)
Putnam VT Growth & Income Class IB                      34,314       (17,332)         16,982         27,318
Putnam VT Health Sciences Class IB                       1,744        (8,517)         (6,773)        22,995
Scudder VIT EAFE Equity Index                           93,670       (32,322)         61,348        131,393
Scudder VIT Equity 500 Index                           578,519      (409,143)        169,376       (190,584)
Scudder VIT Small Cap Index                             38,090       (70,388)        (32,298)       363,329

See accompanying notes.

                                        Net Change in
          Dividends from Total          Unrealized      Net Increase
          Net Realized   Net Realized   Appreciation or in Net Assets
          Gain on        Gain (Loss) on Depreciation on Resulting from
          Investments    Investments    Investments     Operations
          ------------------------------------------------------------
             $     --     $  (114,538)    $  278,653      $  142,106
                   --          (7,211)           720          29,580
                   --      (1,274,204)     2,720,687       1,301,641
                   --         191,203        962,514       1,148,604
                   --      (1,170,656)     2,402,502       1,152,010
                   --          74,740        774,572         856,270
                   --          29,692        116,410         132,337
               95,770         196,109        655,632         824,812
                   --          27,434         28,954          47,515
                   --             364         24,965          39,399
                   --           5,700         51,098          55,872
                   --         583,341      1,390,729       1,892,060
                   --         559,381      6,131,294       6,372,661
                   --         575,930      3,824,800       4,490,070
                   --         156,195      1,882,452       2,142,350
                   --         129,732      1,003,249       1,095,644
                   --             195         29,562          28,498
                   --         226,941        971,832       1,271,682
                   --          75,710        507,811         920,339
              304,581         744,157      2,933,843       3,861,655
              524,283       1,325,240      3,985,351       5,155,807
                   --         128,270      2,274,696       2,248,055
                   --             (99)        11,291           8,670
                   --          71,462        391,654         485,261
                   --         (12,775)        34,345          37,747
                   --         196,676      2,884,054       2,968,799
               18,707          23,473        460,495         522,278
               14,990          95,847        314,712         437,135
                   --          (5,325)       196,532         153,239
                   --         (61,229)       333,206         259,313
                   --          19,624            183         217,349
               87,125         105,027       (105,966)         97,649
                   --          17,035        168,267         186,545
                   --         113,024        308,831         391,636
                   --        (117,370)       659,364         554,118
                   --          23,779        942,142         981,651
                   --           7,561         91,403         114,077
                   --          51,007        605,066         676,197
                   --          58,938        420,536         495,063
                   --         (79,573)       874,669         989,239
                   --          63,964        253,891         400,120
                   --         (49,871)        61,630             257
                   --          38,702        338,767         363,134
                   --      (1,003,237)     1,531,514         558,599
                   --          48,203         74,369         127,079
                   --           9,909         21,414          29,640
              992,569       1,085,501       (734,780)      1,475,188
                   --        (300,917)       701,501         338,557
                   --          57,149        342,549         415,184
                   --          23,626        108,732         143,472
                   --          34,075        487,645         534,186
                   --              --             --          25,290
                   --         (20,673)       252,301         236,425
               18,176          20,995         30,995          54,146
                   67             114            789             943
                   --             593         18,282          17,920
                   --             224         21,908          21,747
                   --           6,354         67,228          71,185
                   --        (643,456)     2,100,926       1,365,980
                   --         203,263      1,674,433       2,036,256
                   --          65,402      2,215,566       2,335,578
                   --          11,540      1,877,663       1,796,982
                   --          58,503        201,305         247,848
                   --          83,723        878,309         928,753
                   --             382         79,058          77,493
                   --          (1,047)        63,925          67,135
                   --          27,318        178,298         222,598
                   --          22,995         59,273          75,495
                   --         131,393        531,897         724,638
                   --        (190,584)     4,945,888       4,924,680
                   --         363,329      1,133,339       1,464,370

Lincoln Life Flexible Premium Variable Life Account M

Statements of changes in net assets

Years Ended December 31, 2003 and 2004

                                                                         AIM V.I.       AIM V.I.
                                                                         Capital        Diversified    AIM V.I.
                                                                         Appreciation   Income         Growth
                                                                         Subaccount     Subaccount     Subaccount
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $ 2,321,221    $   642,565    $14,514,825
Changes From Operations:
.. Net investment income (loss)                                                (20,196)        37,364       (127,297)
.. Net realized gain (loss) on investments                                    (237,969)       (15,208)    (2,114,248)
.. Net change in unrealized appreciation or depreciation on investments        900,709         31,429      6,597,607
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               642,544         53,585      4,356,062
Change From Unit Transactions:
.. Contract purchases                                                          353,684         77,892      3,874,320
.. Contract withdrawals                                                       (403,604)       (90,465)    (3,193,902)
.. Contract transfers                                                          (68,119)         4,930       (799,753)
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (118,039)        (7,643)      (119,335)
                                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       524,505         45,942      4,236,727
                                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2003                                             2,845,726        688,507     18,751,552
Changes From Operations:
.. Net investment income (loss)                                                (22,009)        36,071       (144,842)
.. Net realized gain (loss) on investments                                    (114,538)        (7,211)    (1,274,204)
.. Net change in unrealized appreciation or depreciation on investments        278,653            720      2,720,687
                                                                          -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          142,106         29,580      1,301,641
Change From Unit Transactions:
.. Contract purchases                                                          293,568         61,484      3,076,639
.. Contract withdrawals                                                       (461,325)       (85,814)    (3,011,016)
.. Contract transfers                                                          (82,819)        42,325     (1,092,285)
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (250,576)        17,995     (1,026,662)
                                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (108,470)        47,575        274,979
                                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2004                                           $ 2,737,256    $   736,082    $19,026,531
                                                                          ===========    ===========    ===========

                                                                         American Funds American Funds
                                                                         Growth-Income  International  Baron Capital
                                                                         Class 2        Class 2        Asset
                                                                         Subaccount     Subaccount     Subaccount
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $21,604,050    $ 2,260,179    $ 3,510,461
Changes From Operations:
.. Net investment income (loss)                                                122,199         41,697        (30,012)
.. Net realized gain (loss) on investments                                    (162,483)         1,395         57,137
.. Net change in unrealized appreciation or depreciation on investments      8,530,969      1,233,728        965,787
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             8,490,685      1,276,820        992,912
Change From Unit Transactions:
.. Contract purchases                                                        9,678,819      1,946,236        720,697
.. Contract withdrawals                                                     (4,775,459)      (531,106)      (634,521)
.. Contract transfers                                                        6,486,750      1,785,863       (427,117)
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     11,390,110      3,200,993       (340,941)
                                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    19,880,795      4,477,813        651,971
                                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2003                                            41,484,845      6,737,992      4,162,432
Changes From Operations:
.. Net investment income (loss)                                                 89,340        103,703        (37,337)
.. Net realized gain (loss) on investments                                     575,930        156,195        129,732
.. Net change in unrealized appreciation or depreciation on investments      3,824,800      1,882,452      1,003,249
                                                                          -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        4,490,070      2,142,350      1,095,644
                                                                          -----------    -----------    -----------
Change From Unit Transactions:
.. Contract purchases                                                       10,155,672      3,410,589        643,341
.. Contract withdrawals                                                     (5,005,121)    (1,016,913)      (629,785)
.. Contract transfers                                                        6,980,159      5,863,240        368,784
                                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     12,130,710      8,256,916        382,340
                                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    16,620,780     10,399,266      1,477,984
                                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2004                                           $58,105,625    $17,137,258    $ 5,640,416
                                                                          ===========    ===========    ===========

                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $3,330,504
Changes From Operations:
.. Net investment income (loss)                                                (6,767)
.. Net realized gain (loss) on investments                                     40,253
.. Net change in unrealized appreciation or depreciation on investments       975,064
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            1,008,550
Change From Unit Transactions:
.. Contract purchases                                                         969,046
.. Contract withdrawals                                                      (551,491)
.. Contract transfers                                                         (45,274)
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       372,281
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,380,831
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2003                                            4,711,335
Changes From Operations:
.. Net investment income (loss)                                                (5,113)
.. Net realized gain (loss) on investments                                    191,203
.. Net change in unrealized appreciation or depreciation on investments       962,514
                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       1,148,604
Change From Unit Transactions:
.. Contract purchases                                                         796,088
.. Contract withdrawals                                                      (725,469)
.. Contract transfers                                                         229,141
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       299,760
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,448,364
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2004                                           $6,159,699
                                                                          ==========


                                                                         Delaware VIPT
                                                                         Devon
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $  339,371
Changes From Operations:
.. Net investment income (loss)                                                 3,675
.. Net realized gain (loss) on investments                                   (125,814)
.. Net change in unrealized appreciation or depreciation on investments       131,571
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                9,432
Change From Unit Transactions:
.. Contract purchases                                                          12,879
.. Contract withdrawals                                                       (10,837)
.. Contract transfers                                                        (350,845)
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (348,803)
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (339,371)
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2003                                                   --
Changes From Operations:
.. Net investment income (loss)                                                    --
.. Net realized gain (loss) on investments                                         --
.. Net change in unrealized appreciation or depreciation on investments            --
                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              --
                                                                          ----------
Change From Unit Transactions:
.. Contract purchases                                                              --
.. Contract withdrawals                                                            --
.. Contract transfers                                                              --
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            --
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           --
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2004                                           $       --
                                                                          ==========

See accompanying notes.

                                                                                                         American Funds
AIM V.I.      ABVPSF Growth ABVPSF         ABVPSF        ABVPSF          American Century American Funds Global Small
Premier       and Income    Premier Growth Small Cap     Technology      VP Inflation     Global Growth  Capitalization
Equity        Class A       Class A        Value Class A Class A         Protection       Class 2        Class 2
Subaccount    Subaccount    Subaccount     Subaccount    Subaccount      Subaccount       Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------
 $22,140,434   $ 2,613,448    $  605,123    $ 1,367,581    $   284,223     $        --       $     --     $ 3,658,765
    (110,986)        6,960        (7,065)        (4,322)        (4,665)             --             --          (9,338)
  (2,347,027)       26,430        (4,444)       156,427         16,400              --             --         183,039
   7,520,313     1,050,165       194,168        587,879        188,766              --             --       2,447,522
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
   5,062,300     1,083,555       182,659        739,984        200,501              --             --       2,621,223
   4,475,443     1,451,808       293,570        871,328        233,497              --             --       1,646,944
  (4,342,881)     (461,779)      (82,423)      (278,051)       (60,857)             --             --        (666,807)
  (1,652,962)    1,185,528       404,272        463,994        369,443              --             --       1,822,561
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
  (1,520,400)    2,175,557       615,419      1,057,271        542,083              --             --       2,802,698
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
   3,541,900     3,259,112       798,078      1,797,255        742,584              --             --       5,423,921
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
  25,682,334     5,872,560     1,403,201      3,164,836      1,026,807              --             --       9,082,686
     (79,836)        6,958       (13,765)       (26,929)        (8,873)         14,070           (926)        (82,010)
  (1,170,656)       74,740        29,692        196,109         27,434             364          5,700         583,341
   2,402,502       774,572       116,410        655,632         28,954          24,965         51,098       1,390,729
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
   1,152,010       856,270       132,337        824,812         47,515          39,399         55,872       1,892,060
   3,645,449     2,140,699       608,469      1,335,174        260,553         325,171        402,810       2,035,131
  (3,520,291)     (805,623)     (221,028)      (648,857)      (148,256)        (40,198)       (37,013)     (1,361,408)
  (2,124,488)    1,994,127        32,235      1,315,287          4,541       1,200,970        279,733       1,069,727
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
  (1,999,330)    3,329,203       419,676      2,001,604        116,838       1,485,943        645,530       1,743,450
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
    (847,320)    4,185,473       552,013      2,826,416        164,353       1,525,342        701,402       3,635,510
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
 $24,835,014   $10,058,033    $1,955,214    $ 5,991,252    $ 1,191,160     $ 1,525,342       $701,402     $12,718,196
 ===========   ===========    ==========    ===========    ===========     ===========       ========     ===========

Delaware VIPT Delaware VIPT
Diversified   Emerging      Delaware VIPT  Delaware VIPT Delaware VIPT   Delaware VIPT    Delaware VIPT  Delaware VIPT
Income        Markets       High Yield     REIT          Small Cap Value Trend            U.S. Growth    Value
Subaccount    Subaccount    Subaccount     Subaccount    Subaccount      Subaccount       Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------
 $        --   $ 1,994,605    $2,298,979    $ 5,258,942    $13,244,668     $11,746,800       $ 33,622     $   440,377
          --        39,222       197,655        104,042        (67,775)       (114,731)          (547)          1,593
          --       138,826       345,206        314,352        418,351        (341,713)        (2,857)         24,031
          --     1,113,829       536,205      1,940,022      5,316,772       4,874,725         18,467         350,035
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
          --     1,291,877     1,079,066      2,358,416      5,667,348       4,418,281         15,063         375,659
          --       344,231     1,979,161      2,706,870      3,694,218       3,923,890         67,926         675,498
          --      (336,623)     (722,681)      (979,858)    (2,546,187)     (2,340,202)       (15,954)       (177,917)
          --        29,619     1,784,033      2,485,397      1,878,914         672,722         63,395       1,223,162
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
          --        37,227     3,040,513      4,212,409      3,026,945       2,256,410        115,367       1,720,743
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
          --     1,329,104     4,119,579      6,570,825      8,694,293       6,674,691        130,430       2,096,402
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
          --     3,323,709     6,418,558     11,829,767     21,938,961      18,421,491        164,052       2,536,779
      (1,259)       72,909       336,818        183,655       (154,784)       (154,911)        (2,522)         22,145
         195       226,941        75,710        744,157      1,325,240         128,270            (99)         71,462
      29,562       971,832       507,811      2,933,843      3,985,351       2,274,696         11,291         391,654
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
      28,498     1,271,682       920,339      3,861,655      5,155,807       2,248,055          8,670         485,261
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
     367,140       814,173     1,846,262      3,050,548      4,249,115       3,930,776        316,103         670,214
     (36,341)     (458,916)     (802,821)    (1,350,550)    (3,167,861)     (2,686,522)       (77,735)       (282,353)
     511,919     1,380,306       683,052      1,765,252      4,644,005         307,223        123,138       1,064,923
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
     842,718     1,735,563     1,726,493      3,465,250      5,725,259       1,551,477        361,506       1,452,784
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
     871,216     3,007,245     2,646,832      7,326,905     10,881,066       3,799,532        370,176       1,938,045
 -----------   -----------    ----------    -----------    -----------     -----------       --------     -----------
 $   871,216   $ 6,330,954    $9,065,390    $19,156,672    $32,820,027     $22,221,023       $534,228     $ 4,474,824
 ===========   ===========    ==========    ===========    ===========     ===========       ========     ===========


American Funds
Growth Class 2
Subaccount
--------------
 $24,309,811
    (228,518)
    (999,926)
  11,948,572
 -----------
  10,720,128
  10,546,636
  (5,044,482)
   7,949,516
 -----------
  13,451,670
 -----------
  24,171,798
 -----------
  48,481,609
    (318,014)
     559,381
   6,131,294
 -----------
   6,372,661
  13,297,620
  (5,985,850)
   1,958,947
 -----------
   9,270,717
 -----------
  15,643,378
 -----------
 $64,124,987
 ===========


Fidelity VIP
Asset Manager
Subaccount
--------------
 $   771,057
      21,097
     (33,314)
     138,055
 -----------
     125,838
     134,375
    (143,291)
     (27,583)
 -----------
     (36,499)
 -----------
      89,339
 -----------
     860,396
      16,177
     (12,775)
      34,345
 -----------
      37,747
 -----------
     125,436
    (127,324)
     (42,219)
 -----------
     (44,107)
 -----------
      (6,360)
 -----------
 $   854,036
 ===========

Lincoln Life Flexible Premium Variable Life Account M

Years Ended December 31, 2003 and 2004

                                                                         Fidelity VIP                      Fidelity VIP
                                                                         Contrafund        Fidelity VIP    Equity-Income
                                                                         Service Class     Equity-Income   Service Class
                                                                         Subaccount        Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $11,841,189      $ 4,040,274     $1,204,059
Changes From Operations:
.. Net investment income (loss)                                                  (63,833)          42,785          7,703
.. Net realized gain (loss) on investments                                      (161,156)        (151,353)        35,314
.. Net change in unrealized appreciation or depreciation on investments        3,876,346        1,262,989        610,311
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               3,651,357        1,154,421        653,328
Change From Unit Transactions:
.. Contract purchases                                                          3,902,702          515,592        764,777
.. Contract withdrawals                                                       (2,544,415)        (755,440)      (262,066)
.. Contract transfers                                                          1,250,281           34,435      1,092,796
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        2,608,568         (205,413)     1,595,507
                                                                            -----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       6,259,925          949,008      2,248,835
                                                                            -----------      -----------     ----------
NET ASSETS AT DECEMBER 31, 2003                                              18,101,114        4,989,282      3,452,894
Changes From Operations:
.. Net investment income (loss)                                                 (111,931)          38,310         26,576
.. Net realized gain (loss) on investments                                       196,676           23,473         95,847
.. Net change in unrealized appreciation or depreciation on investments        2,884,054          460,495        314,712
                                                                            -----------      -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          2,968,799          522,278        437,135
Change From Unit Transactions:
.. Contract purchases                                                          4,344,162          400,575      1,417,338
.. Contract withdrawals                                                       (2,755,103)        (669,994)      (764,148)
.. Contract transfers                                                          2,336,518          194,912        444,635
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        3,925,577          (74,507)     1,097,825
                                                                            -----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       6,894,376          447,771      1,534,960
                                                                            -----------      -----------     ----------
NET ASSETS AT DECEMBER 31, 2004                                             $24,995,490      $ 5,437,053     $4,987,854
                                                                            ===========      ===========     ==========

                                                                         FTVIPT
                                                                         Templeton                         Janus Aspen
                                                                         Growth Securities Janus Aspen     Series Balanced
                                                                         Class 2           Series Balanced Service Shares
                                                                         Subaccount        Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $ 1,376,871      $14,472,483     $2,462,119
Changes From Operations:
.. Net investment income (loss)                                                    9,407          196,639         44,558
.. Net realized gain (loss) on investments                                       (70,726)        (371,566)        (8,802)
.. Net change in unrealized appreciation or depreciation on investments          531,677        1,994,119        412,983
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 470,358        1,819,192        448,739
Change From Unit Transactions:
.. Contract purchases                                                            314,832        2,125,909      1,140,388
.. Contract withdrawals                                                         (376,311)      (3,642,793)      (390,463)
.. Contract transfers                                                            979,756         (481,766)     1,123,633
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          918,277       (1,998,650)     1,873,558
                                                                            -----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,388,635         (179,458)     2,322,297
                                                                            -----------      -----------     ----------
NET ASSETS AT DECEMBER 31, 2003                                               2,765,506       14,293,025      4,784,416
Changes From Operations:
.. Net investment income (loss)                                                   15,589          194,143         82,265
.. Net realized gain (loss) on investments                                        58,938          (79,573)        63,964
.. Net change in unrealized appreciation or depreciation on investments          420,536          874,669        253,891
                                                                            -----------      -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            495,063          989,239        400,120
                                                                            -----------      -----------     ----------
Change From Unit Transactions:
.. Contract purchases                                                            317,518        1,767,870      1,115,902
.. Contract withdrawals                                                         (475,786)      (2,205,511)      (488,309)
.. Contract transfers                                                            777,633       (1,136,595)        56,794
                                                                            -----------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          619,365       (1,574,236)       684,387
                                                                            -----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,114,428         (584,997)     1,084,507
                                                                            -----------      -----------     ----------
NET ASSETS AT DECEMBER 31, 2004                                             $ 3,879,934      $13,708,028     $5,868,923
                                                                            ===========      ===========     ==========

                                                                         Fidelity VIP
                                                                         Growth
                                                                         Service Class
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $3,284,463
Changes From Operations:
.. Net investment income (loss)                                                (26,237)
.. Net realized gain (loss) on investments                                    (205,557)
.. Net change in unrealized appreciation or depreciation on investments      1,414,721
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,182,927
Change From Unit Transactions:
.. Contract purchases                                                        1,350,099
.. Contract withdrawals                                                       (807,152)
.. Contract transfers                                                          450,088
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        993,035
                                                                           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,175,962
                                                                           ----------
NET ASSETS AT DECEMBER 31, 2003                                             5,460,425
Changes From Operations:
.. Net investment income (loss)                                                (37,968)
.. Net realized gain (loss) on investments                                      (5,325)
.. Net change in unrealized appreciation or depreciation on investments        196,532
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          153,239
Change From Unit Transactions:
.. Contract purchases                                                        1,340,896
.. Contract withdrawals                                                       (748,174)
.. Contract transfers                                                          266,620
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        859,342
                                                                           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,012,581
                                                                           ----------
NET ASSETS AT DECEMBER 31, 2004                                            $6,473,006
                                                                           ==========

                                                                         Janus Aspen
                                                                         Series Global
                                                                         Technology
                                                                         Service Shares
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $  994,200
Changes From Operations:
.. Net investment income (loss)                                                 (9,738)
.. Net realized gain (loss) on investments                                    (216,143)
.. Net change in unrealized appreciation or depreciation on investments        684,991
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               459,110
Change From Unit Transactions:
.. Contract purchases                                                          367,694
.. Contract withdrawals                                                       (250,214)
.. Contract transfers                                                          (83,177)
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         34,303
                                                                           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       493,413
                                                                           ----------
NET ASSETS AT DECEMBER 31, 2003                                             1,487,613
Changes From Operations:
.. Net investment income (loss)                                                (11,502)
.. Net realized gain (loss) on investments                                     (49,871)
.. Net change in unrealized appreciation or depreciation on investments         61,630
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              257
                                                                           ----------
Change From Unit Transactions:
.. Contract purchases                                                          318,088
.. Contract withdrawals                                                       (209,559)
.. Contract transfers                                                          (72,235)
                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         36,294
                                                                           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        36,551
                                                                           ----------
NET ASSETS AT DECEMBER 31, 2004                                            $1,524,164
                                                                           ==========

                                                                                           FTVIPT
Fidelity VIP                                                                  FTVIPT       Templeton
Growth        Fidelity VIP     Fidelity VIP     Fidelity VIP                  Templeton    Foreign       FTVIPT
Opportunities High Income      Investment       Overseas      FTVIPT Franklin Foreign      Securities    Templeton Global
Service Class Service Class    Grade Bond       Service Class Small Cap       Securities   Class 2       Asset Allocation
Subaccount    Subaccount       Subaccount       Subaccount    Subaccount      Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
 $3,467,444     $ 1,650,000      $ 3,592,235     $  209,914     $   762,902   $ 2,595,250   $ 4,029,641     $  355,073
     (5,355)        110,302          116,010         (1,642)        (13,949)       31,266        38,757          7,993
   (210,086)         40,133          158,217        152,463         109,535      (248,319)     (494,514)       (17,180)
  1,156,365         377,019         (128,018)        65,787         514,170     1,030,010     1,673,699        129,820
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    940,924         527,454          146,209        216,608         609,756       812,957     1,217,942        120,633
    819,211         306,898          490,150        120,735         787,873       386,293       926,605         61,520
   (740,681)       (532,253)      (1,133,721)       (65,000)       (237,337)     (333,660)   (1,167,719)       (79,749)
   (181,431)        724,403         (149,275)       150,122       1,461,346      (167,058)      490,647        131,325
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
   (102,901)        499,048         (792,846)       205,857       2,011,882      (114,425)      249,533        113,096
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    838,023       1,026,502         (646,637)       422,465       2,621,638       698,532     1,467,475        233,729
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
  4,305,467       2,676,502        2,945,598        632,379       3,384,540     3,293,782     5,497,116        588,802
    (12,664)        197,542           98,588          1,243         (30,219)       12,124        15,730         15,113
    (61,229)         19,624          105,027         17,035         113,024      (117,370)       23,779          7,561
    333,206             183         (105,966)       168,267         308,831       659,364       942,142         91,403
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    259,313         217,349           97,649        186,545         391,636       554,118       981,651        114,077
    553,592         313,947          346,465        780,131       1,061,036       311,965       911,637         69,283
   (523,900)       (345,111)        (382,317)      (185,649)       (402,200)     (451,212)     (703,383)       (53,115)
   (158,720)       (108,544)        (328,598)       448,318          59,749      (151,270)      (53,512)       179,789
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
   (129,028)       (139,708)        (364,450)     1,042,800         718,585      (290,517)      154,742        195,957
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    130,285          77,641         (266,801)     1,229,345       1,110,221       263,601     1,136,393        310,034
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
 $4,435,752     $ 2,754,143      $ 2,678,797     $1,861,724     $ 4,494,761   $ 3,557,383   $ 6,633,509     $  898,836
 ==========     ===========      ===========     ==========     ===========   ===========   ===========     ==========

Janus Aspen                    Janus Aspen
Series Mid                     Series Worldwide
Cap Growth    Janus Aspen      Growth           Lincoln VIPT                  Lincoln VIPT               Lincoln VIPT
Service       Series Worldwide Service          Aggressive    Lincoln VIPT    Capital      Lincoln VIPT  Global Asset
Shares        Growth           Shares           Growth        Bond            Appreciation Equity-Income Allocation
Subaccount    Subaccount       Subaccount       Subaccount    Subaccount      Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
 $  265,112     $14,167,388      $ 1,707,394     $   39,649     $27,119,068   $ 5,559,305   $ 2,247,794     $  499,355
     (4,830)         46,401            3,038           (673)      1,089,140       (51,939)       12,197         15,575
     36,141      (2,078,625)         (20,218)       (18,625)        886,625      (740,040)      (32,091)        (8,092)
    151,551       5,094,789          567,668         26,593         (91,739)    2,631,203       996,233        110,887
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    182,862       3,062,565          550,488          7,295       1,884,026     1,839,224       976,339        118,370
    226,944       3,091,650        1,128,378         63,420       7,465,815     1,751,720       548,354        148,162
    (74,714)     (3,403,716)        (334,995)        (8,310)     (5,333,588)   (1,262,333)     (481,868)       (99,669)
    674,251      (1,549,164)          73,246         33,237       1,131,937      (268,884)    1,297,807        291,503
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    826,481      (1,861,230)         866,629         88,347       3,264,164       220,503     1,364,293        339,996
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
  1,009,343       1,201,335        1,417,117         95,642       5,148,190     2,059,727     2,340,632        458,366
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
  1,274,455      15,368,723        3,124,511        135,291      32,267,258     7,619,032     4,588,426        957,721
    (14,335)         30,322            4,507         (1,683)      1,124,467       (62,027)       15,486         11,114
     38,702      (1,003,237)          48,203          9,909       1,085,501      (300,917)       57,149         23,626
    338,767       1,531,514           74,369         21,414        (734,780)      701,501       342,549        108,732
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    363,134         558,599          127,079         29,640       1,475,188       338,557       415,184        143,472
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    643,946       2,300,943          591,402         84,042       6,589,143     1,560,657       379,082        314,794
   (197,969)     (2,130,789)        (352,835)       (20,144)     (4,420,325)   (1,106,244)     (546,565)      (224,555)
    405,259      (1,927,839)         (91,516)        77,057         621,575      (383,591)      251,373        138,384
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
    851,236      (1,757,685)         147,051        140,955       2,790,393        70,822        83,890        228,623
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
  1,214,370      (1,199,086)         274,130        170,595       4,265,581       409,379       499,074        372,095
 ----------     -----------      -----------     ----------     -----------   -----------   -----------     ----------
 $2,488,825     $14,169,637      $ 3,398,641     $  305,886     $36,532,839   $ 8,028,411   $ 5,087,500     $1,329,816
 ==========     ===========      ===========     ==========     ===========   ===========   ===========     ==========


FTVIPT
Templeton
Growth Securities
Subaccount
-----------------
   $1,548,363
       21,196
      (10,105)
      756,109
   ----------
      767,200
    1,092,688
     (311,264)
      447,185
   ----------
    1,228,609
   ----------
    1,995,809
   ----------
    3,544,172
       20,124
       51,007
      605,066
   ----------
      676,197
    1,280,573
     (490,320)
      690,020
   ----------
    1,480,273
   ----------
    2,156,470
   ----------
   $5,700,642
   ==========




Lincoln VIPT
International
Subaccount
-----------------
   $  363,700
       12,864
      130,030
      170,530
   ----------
      313,424
      541,924
     (200,576)
      468,748
   ----------
      810,096
   ----------
    1,123,520
   ----------
    1,487,220
       12,466
       34,075
      487,645
   ----------
      534,186
   ----------
      920,135
     (329,980)
    1,378,879
   ----------
    1,969,034
   ----------
    2,503,220
   ----------
   $3,990,440
   ==========

Lincoln Life Flexible Premium Variable Life Account M

Years Ended December 31, 2003 and 2004

                                                                                                        M Fund Brandes
                                                                         Lincoln VIPT  Lincoln VIPT     International
                                                                         Money Market  Social Awareness Equity
                                                                         Subaccount    Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                            $ 54,724,353     $1,123,350      $       --
Changes From Operations:
.. Net investment income (loss)                                                (54,772)         2,401             309
.. Net realized gain (loss) on investments                                          --        (59,377)            433
.. Net change in unrealized appreciation or depreciation on investments             --        441,872           7,389
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (54,772)       384,896           8,131
Change From Unit Transactions:
.. Contract purchases                                                       46,661,048        357,153          18,741
.. Contract withdrawals                                                    (12,083,729)      (212,934)         (2,124)
.. Contract transfers                                                      (42,433,762)       172,176          24,155
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (7,856,443)       316,395          40,772
                                                                         ------------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (7,911,215)       701,291          48,903
                                                                         ------------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2003                                            46,813,138      1,824,641          48,903
Changes From Operations:
.. Net investment income (loss)                                                 25,290          4,797           2,156
.. Net realized gain (loss) on investments                                          --        (20,673)         20,995
.. Net change in unrealized appreciation or depreciation on investments             --        252,301          30,995
                                                                         ------------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           25,290        236,425          54,146
Change From Unit Transactions:
.. Contract purchases                                                       34,226,377        365,810         162,802
.. Contract withdrawals                                                     (9,779,478)      (294,439)        (21,658)
.. Contract transfers                                                      (37,690,740)       167,303         145,918
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (13,243,841)       238,674         287,062
                                                                         ------------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (13,218,551)       475,099         341,208
                                                                         ------------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2004                                          $ 33,594,587     $2,299,740      $  390,111
                                                                         ============     ==========      ==========

                                                                         NB AMT
                                                                         Mid-Cap       NB AMT           NB AMT
                                                                         Growth        Partners         Regency
                                                                         Subaccount    Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                            $  6,568,907     $1,064,384      $  783,244
Changes From Operations:
.. Net investment income (loss)                                                (62,839)        (9,759)        (16,621)
.. Net realized gain (loss) on investments                                    (638,722)       (38,987)         52,072
.. Net change in unrealized appreciation or depreciation on investments      2,667,462        414,559         700,237
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,965,901        365,813         735,688
Change From Unit Transactions:
.. Contract purchases                                                        2,515,237        359,674         483,530
.. Contract withdrawals                                                     (1,875,588)      (238,680)       (220,216)
.. Contract transfers                                                        1,226,697        (59,674)      1,898,075
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      1,866,346         61,320       2,161,389
                                                                         ------------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     3,832,247        427,133       2,897,077
                                                                         ------------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2003                                            10,401,154      1,491,517       3,680,321
Changes From Operations:
.. Net investment income (loss)                                                (92,221)       (11,960)        (33,279)
.. Net realized gain (loss) on investments                                      11,540         58,503          83,723
.. Net change in unrealized appreciation or depreciation on investments      1,877,663        201,305         878,309
                                                                         ------------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        1,796,982        247,848         928,753
                                                                         ------------     ----------      ----------
Change From Unit Transactions:
.. Contract purchases                                                        2,329,460        289,490         669,388
.. Contract withdrawals                                                     (1,510,570)      (476,098)       (363,094)
.. Contract transfers                                                          710,142         (8,313)        882,129
                                                                         ------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      1,529,032       (194,921)      1,188,423
                                                                         ------------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     3,326,014         52,927       2,117,176
                                                                         ------------     ----------      ----------
NET ASSETS AT DECEMBER 31, 2004                                          $ 13,727,168     $1,544,444      $5,797,497
                                                                         ============     ==========      ==========

                                                                         M Fund Business
                                                                         Opportunity
                                                                         Value
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $      --
Changes From Operations:
.. Net investment income (loss)                                                     --
.. Net realized gain (loss) on investments                                          --
.. Net change in unrealized appreciation or depreciation on investments              2
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     2
Change From Unit Transactions:
.. Contract purchases                                                               51
.. Contract withdrawals                                                             (3)
.. Contract transfers                                                               20
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             68
                                                                            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            70
                                                                            ---------
NET ASSETS AT DECEMBER 31, 2003                                                    70
Changes From Operations:
.. Net investment income (loss)                                                     40
.. Net realized gain (loss) on investments                                         114
.. Net change in unrealized appreciation or depreciation on investments            789
                                                                            ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              943
Change From Unit Transactions:
.. Contract purchases                                                            6,418
.. Contract withdrawals                                                         (1,561)
.. Contract transfers                                                            4,890
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          9,747
                                                                            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        10,690
                                                                            ---------
NET ASSETS AT DECEMBER 31, 2004                                             $  10,760
                                                                            =========

                                                                         PIMCO VIT
                                                                         OPCAP Global
                                                                         Equity
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $ 573,514
Changes From Operations:
.. Net investment income (loss)                                                 (1,093)
.. Net realized gain (loss) on investments                                     (49,574)
.. Net change in unrealized appreciation or depreciation on investments        231,021
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               180,354
Change From Unit Transactions:
.. Contract purchases                                                           97,461
.. Contract withdrawals                                                       (116,498)
.. Contract transfers                                                          (65,136)
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (84,173)
                                                                            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        96,181
                                                                            ---------
NET ASSETS AT DECEMBER 31, 2003                                               669,695
Changes From Operations:
.. Net investment income (loss)                                                 (1,947)
.. Net realized gain (loss) on investments                                         382
.. Net change in unrealized appreciation or depreciation on investments         79,058
                                                                            ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           77,493
                                                                            ---------
Change From Unit Transactions:
.. Contract purchases                                                           94,798
.. Contract withdrawals                                                        (99,129)
.. Contract transfers                                                            4,005
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           (326)
                                                                            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        77,167
                                                                            ---------
NET ASSETS AT DECEMBER 31, 2004                                             $ 746,862
                                                                            =========

M Fund
Frontier     M Fund          MFS VIT           MFS VIT
Capital      Turner Core     Capital           Emerging     MFS VIT      MFS VIT
Appreciation Growth          Opportunities     Growth       Total Return Utilities
Subaccount   Subaccount      Subaccount        Subaccount   Subaccount   Subaccount
-------------------------------------------------------------------------------------
 $      --     $       --       $  219,831     $ 8,737,974  $13,389,379  $ 4,989,699
       (91)           (18)          (1,834)        (77,517)     126,537       90,737
       196             17            2,784      (1,262,991)     (21,209)    (431,738)
     6,014          2,726           81,613       3,863,752    2,204,595    2,228,045
 ---------     ----------       ----------     -----------  -----------  -----------
     6,119          2,725           82,563       2,523,244    2,309,923    1,887,044
    15,050          1,534          138,974       2,391,706    3,829,780    1,555,111
    (1,685)          (378)         (61,456)     (1,910,765)  (2,495,969)    (985,556)
    28,053         29,703           72,718        (238,020)   1,170,566      230,356
 ---------     ----------       ----------     -----------  -----------  -----------
    41,418         30,859          150,236         242,921    2,504,377      799,911
 ---------     ----------       ----------     -----------  -----------  -----------
    47,537         33,584          232,799       2,766,165    4,814,300    2,686,955
 ---------     ----------       ----------     -----------  -----------  -----------
    47,537         33,584          452,630      11,504,139   18,203,679    7,676,654
      (955)          (385)          (2,397)        (91,490)     158,560       54,610
       593            224            6,354        (643,456)     203,263       65,402
    18,282         21,908           67,228       2,100,926    1,674,433    2,215,566
 ---------     ----------       ----------     -----------  -----------  -----------
    17,920         21,747           71,185       1,365,980    2,036,256    2,335,578
    86,091        106,564          235,674       2,007,554    3,440,142    1,267,703
   (13,017)       (12,077)         (66,898)     (1,743,086)  (2,373,241)    (993,652)
    78,618         86,055           21,993        (602,133)   1,239,400      492,603
 ---------     ----------       ----------     -----------  -----------  -----------
   151,692        180,542          190,769        (337,665)   2,306,301      766,654
 ---------     ----------       ----------     -----------  -----------  -----------
   169,612        202,289          261,954       1,028,315    4,342,557    3,102,232
 ---------     ----------       ----------     -----------  -----------  -----------
 $ 217,149     $  235,873       $  714,584     $12,532,454  $22,546,236  $10,778,886
 =========     ==========       ==========     ===========  ===========  ===========

PIMCO VIT    Putnam VT       Putnam VT         Scudder VIT  Scudder VIT  Scudder VIT
OPCAP        Growth &        Health            EAFE Equity  Equity 500   Small Cap
Managed      Income Class IB Sciences Class IB Index        Index        Index
Subaccount   Subaccount      Subaccount        Subaccount   Subaccount   Subaccount
-------------------------------------------------------------------------------------
 $ 717,219     $  621,130       $  369,125     $ 1,968,369  $35,446,154  $ 3,626,710
     6,642          5,097           (2,313)         82,484      166,821        1,164
   (50,283)        23,148            7,261        (148,025)  (2,535,893)     117,523
   170,704        294,325          106,420         948,560   12,553,051    1,974,018
 ---------     ----------       ----------     -----------  -----------  -----------
   127,063        322,570          111,368         883,019   10,183,979    2,092,705
   113,659        489,935          284,938       1,264,000    9,818,520    1,771,730
  (305,370)       (99,090)         (84,141)       (761,497)  (7,627,129)    (841,669)
    12,941        649,473          346,910         400,037    3,132,914    1,340,083
 ---------     ----------       ----------     -----------  -----------  -----------
  (178,770)     1,040,318          547,707         902,540    5,324,305    2,270,144
 ---------     ----------       ----------     -----------  -----------  -----------
   (51,707)     1,362,888          659,075       1,785,559   15,508,284    4,362,849
 ---------     ----------       ----------     -----------  -----------  -----------
   665,512      1,984,018        1,028,200       3,753,928   50,954,438    7,989,559
     4,257         16,982           (6,773)         61,348      169,376      (32,298)
    (1,047)        27,318           22,995         131,393     (190,584)     363,329
    63,925        178,298           59,273         531,897    4,945,888    1,133,339
 ---------     ----------       ----------     -----------  -----------  -----------
    67,135        222,598           75,495         724,638    4,924,680    1,464,370
 ---------     ----------       ----------     -----------  -----------  -----------
    77,778        367,912          243,734       1,046,288    7,870,921    2,024,200
  (109,441)      (216,084)         (94,607)       (779,809)  (6,290,951)  (1,002,400)
   129,490         90,031          (19,125)        195,080      698,470      478,450
 ---------     ----------       ----------     -----------  -----------  -----------
    97,827        241,859          130,002         461,559    2,278,440    1,500,250
 ---------     ----------       ----------     -----------  -----------  -----------
   164,962        464,457          205,497       1,186,197    7,203,120    2,964,620
 ---------     ----------       ----------     -----------  -----------  -----------
 $ 830,474     $2,448,475       $1,233,697     $ 4,940,125  $58,157,558  $10,954,179
 =========     ==========       ==========     ===========  ===========  ===========

Lincoln Life Flexible Premium Variable Life Account M

Notes to financial statements

December 31, 2004

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of ten variable universal life
(VUL) products which are listed below.

              - VUL I                         - VUL-DB II
              - VUL-CV                        - VUL-FLEX
              - VUL-CV II and VUL-CV II Elite - VUL-Money Guard
              - VUL-CV III                    - VUL/ONE/
              - VUL-DB and VUL-DB Elite       - Momentum VUL/ONE/

The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. Certain reclassifications have been made to 2003 amounts to conform to the 2004 presentation.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventy one mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Capital Appreciation Fund (Series I)
  AIM V.I. Diversified Income Fund (Series I)
  AIM V.I. Growth Fund (Series I)
  AIM V.I. International Growth Fund (Series I)
  AIM V.I. Premier Equity Fund (Series I)

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth and Income Portfolio (Class A)
  ABVPSF Premier Growth Portfolio (Class A)
  ABVPSF Small Cap Value Portfolio (Class A)
  ABVPSF Technology Portfolio (Class A)

American Century Variable Products Group, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 1)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Fund (Class 2)
  American Funds Global Small Capitalization Fund (Class 2)
  American Funds Growth Fund (Class 2)
  American Funds Growth-Income Fund (Class 2)
  American Funds International Fund (Class 2)

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Fund Insurance Shares

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Diversified Income Series (Standard Class)
  Delaware VIPT Emerging Markets Series (Standard Class)
  Delaware VIPT High Yield Series (Standard Class)
  Delaware VIPT REIT Series (Standard Class)
  Delaware VIPT Small Cap Value Series (Standard Class)
  Delaware VIPT Trend Series (Standard Class)
  Delaware VIPT U.S. Growth Series (Standard Class)
  Delaware VIPT Value Series (Standard Class)

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Contrafund Portfolio (Service Class)
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Portfolio (Service Class)
  Fidelity VIP Growth Portfolio (Service Class)
  Fidelity VIP Growth Opportunities Portfolio (Service Class)
  Fidelity VIP High Income Portfolio (Service Class)
  Fidelity VIP Investment Grade Bond Portfolio
  Fidelity VIP Overseas Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small Cap Fund (Class 1)
  FTVIPT Templeton Foreign Securities Fund (Class 1)
  FTVIPT Templeton Foreign Securities Fund (Class 2)
  FTVIPT Templeton Global Asset Allocation Fund (Class 1)
  FTVIPT Templeton Growth Securities Fund (Class 1)
  FTVIPT Templeton Growth Securities Fund (Class 2)

Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Balanced Portfolio (Service Shares)
  Janus Aspen Series Global Technology Portfolio (Service Shares)
  Janus Aspen Series Mid Cap Growth Portfolio (Service Shares)
  Janus Aspen Series Worldwide Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Bond Fund

Lincoln Life Flexible Premium Variable Life Account M

  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Equity-Income Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT International Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Social Awareness Fund

M Fund, Inc. (M Fund):
  M Fund Brandes International Equity Fund
  M Fund Business Value Opportunity Fund
  M Fund Frontier Captial Appreciation Fund
  M Fund Turner Core Growth Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Series (Initial Class)
  MFS VIT Emerging Growth Series (Initial Class)
  MFS VIT Total Return Series (Initial Class)
  MFS VIT Utilities Series (Initial Class)

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio (I Class)
  NB AMT Partners Portfolio (I Class)
  NB AMT Regency Portfolio (I Class)

PIMCO Advisors VIT (PIMCO VIT OPCAP):
  PIMCO VIT OPCAP Global Equity Portfolio
  PIMCO VIT OPCAP Managed Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Fund (Class IB)
  Putnam VT Health Sciences Fund (Class IB)

Scudder VIT Funds (Scudder VIT):
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Small Cap Index Fund

* Denotes an affiliate of Lincoln Life

Investments in the Funds are stated at the closing net asset value per share on December 31, 2004, which approximates fair value.

The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life Flexible Premium Variable Life Account M

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. The rates are as follows for the ten policy types within the Variable Account:

..  VUL I -- annual rate of .80% for policy years one through twelve and .55%
   thereafter.
..  VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-CV II Elite -- annual rate of .75% for policy years one through ten,
   .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-CV III -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-DB -- annual rate of .90% for policy years one through nineteen and .20%
   thereafter.
..  VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
..  VUL-DB II -- annual rate of .90% for policy years one through nineteen and
   .20% thereafter.
..  VUL-FLEX -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-Money Guard -- annual rate of 1.00%
..  VUL/ONE/ -- annual rate of .50% for policy years one through ten and .20%
   thereafter.
.. Momentum VUL/ONE/ -- annual rate of .50% for policy years one through ten and .20% thereafter.

Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2004 and 2003 amounted to $6,623,647 and $6,560,640, respectively.

Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. Refer to the product prospectus for the applicable administrative fee rates. Administrative fees for the years ended December 31, 2004 and 2003 totaled $2,800,888 and $3,170,817, respectively.

Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2004 and 2003 amounted to $47,052,938 and $46,307,993, respectively.

Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee, refer to the product prospectus for applicable rates. No such fees were deducted for the years ended December 31, 2004 and 2003.

Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. A surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender charge is not to exceed $25 per partial surrender. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2004 and 2003 were $7,169,146 and $7,796,307, respectively.

Lincoln Life Flexible Premium Variable Life Account M

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2004 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                         --
  VUL I (0.80% Fee Rate)                                   $10.23     $10.83      252,859  $ 2,737,256    5.78%
AIM V.I. Diversified Income                                                                                         5.84%
  VUL I (0.80% Fee Rate)                                    10.92      11.38       64,670      736,082    4.20%
AIM V.I. Growth                                                                                                       --
  VUL I (0.80% Fee Rate)                                     7.21       7.74      379,640    2,938,430    7.36%
  VUL-CV (0.75% Fee Rate)                                    5.77       6.20    1,682,530   10,423,432    7.42%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.77       8.35      157,554    1,315,426    7.42%
  VUL-CV III (0.75% Fee Rate)                               10.59      11.38       52,113      592,821    7.42%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.86       6.29      567,967    3,571,868    7.26%
  VUL-DB II (0.90% Fee Rate)                                10.56      11.33       14,196      160,858    7.26%
  VUL Money Guard (1.00% Fee Rate)                           9.90      10.61        2,233       23,696    7.15%
AIM V.I. International Growth                                                                                       0.69%
  VUL-CV (0.75% Fee Rate)                                    9.06      11.15      191,922    2,139,472   23.08%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          9.26      11.39      164,099    1,869,831   23.08%
  VUL-CV III (0.75% Fee Rate)                               10.49      12.91       38,256      493,798   23.08%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.35      10.26      149,202    1,530,767   22.89%
  VUL-DB II (0.90% Fee Rate)                                10.46      12.86        9,236      118,753   22.89%
  VUL Money Guard (1.00% Fee Rate)                          11.35      13.93          508        7,078   22.77%
AIM V.I. Premier Equity                                                                                             0.46%
  VUL I (0.80% Fee Rate)                                     9.46       9.93      409,224    4,061,611    4.93%
  VUL-CV (0.75% Fee Rate)                                    7.49       7.86    1,714,901   13,478,308    4.98%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.73       8.11      267,307    2,168,168    4.98%
  VUL-CV III (0.75% Fee Rate)                               10.20      10.71       53,617      574,265    4.98%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.67       8.05      561,481    4,517,143    4.82%
  VUL-DB II (0.90% Fee Rate)                                10.18      10.67        3,329       35,519    4.82%
ABVPSF Growth and Income Class A                                                                                    0.88%
  VUL-CV (0.75% Fee Rate)                                   10.63      11.76       74,639      878,104   10.63%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         10.56      11.68      298,808    3,491,203   10.63%
  VUL-CV III (0.75% Fee Rate)                               11.04      12.21      171,638    2,096,070   10.63%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.65      10.81           24          260    1.49%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.52      11.63      172,520    2,005,758   10.46%
  VUL-DB II (0.90% Fee Rate)                                11.01      12.17       77,326      940,676   10.46%
  VUL Money Guard (1.00% Fee Rate)                          11.48      12.67          753        9,542   10.35%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      10.37      11.25       56,571      636,420    8.51%
ABVPSF Premier Growth Class A                                                                                         --
  VUL-CV (0.75% Fee Rate)                                    9.93      10.71        5,262       56,349    7.81%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.33      10.06      111,449    1,121,145    7.81%
  VUL-CV III (0.75% Fee Rate)                               10.19      10.99       31,554      346,768    7.81%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.71      10.86           22          242    1.36%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.30      10.01       32,241      322,768    7.65%
  VUL-DB II (0.90% Fee Rate)                                10.17      10.95        8,851       96,901    7.65%
  VUL/ONE/ (0.50% Fee Rate)                   06/28/04      10.52      11.14          991       11,041    5.87%
ABVPSF Small Cap Value Class A                                                                                      0.17%
  VUL-CV (0.75% Fee Rate)                                   11.80      13.97       40,318      563,415   18.41%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         14.29      16.92       95,899    1,622,558   18.41%
  VUL-CV III (0.75% Fee Rate)                               11.95      14.15      138,276    1,956,840   18.41%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.85      11.03           51          558    1.67%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  14.24      16.84       63,029    1,061,209   18.23%
  VUL-DB II (0.90% Fee Rate)                                11.92      14.10       40,305      568,178   18.23%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.84      11.03        1,000       11,023    1.74%
  VUL Money Guard (1.00% Fee Rate)                          15.41      18.20          909       16,535   18.12%
  VUL/ONE/ (0.50% Fee Rate)                   07/16/04      10.63      12.18       15,679      190,936   14.53%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
ABVPSF Technology Class A                                                                                             --
  VUL-CV (0.75% Fee Rate)                                  $10.00     $10.47        4,546  $    47,586    4.67%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.60      10.05       44,501      447,025    4.67%
  VUL-CV III (0.75% Fee Rate)                               10.62      11.11       35,527      394,765    4.67%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.56      10.00       20,616      206,068    4.51%
  VUL-DB II (0.90% Fee Rate)                                10.59      11.07        7,456       82,528    4.51%
  VUL Money Guard (1.00% Fee Rate)                          10.63      11.10          198        2,197    4.39%
  VUL/ONE/ (0.50% Fee Rate)                   06/28/04      10.54      11.16          985       10,991    5.92%
American Century VP Inflation Protection                                                                            2.31%
  VUL-CV (0.75% Fee Rate)                     06/17/04      10.14      10.68       58,691      626,533    5.23%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                           07/08/04      10.30      10.68        2,319       24,757    3.67%
  VUL-CV III (0.75% Fee Rate)                 05/26/04      10.20      10.68       40,706      434,545    4.64%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.06      10.07          321        3,238    0.16%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)    05/11/04      10.02      10.66       11,422      121,806    6.42%
  VUL-DB II (0.90% Fee Rate)                  06/18/04      10.16      10.66        7,046       75,143    5.01%
  VUL/ONE/ (0.50% Fee Rate)                   06/16/04      10.13      10.69       22,382      239,320    5.59%
American Funds Global Growth Class 2                                                                                0.08%
  VUL-CV (0.75% Fee Rate)                     07/09/04      10.44      11.57        2,323       26,874   10.77%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                           05/18/04      10.02      11.57        4,829       55,853   15.46%
  VUL-CV III (0.75% Fee Rate)                 05/20/04      10.10      11.57       26,857      310,659   14.54%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.51      10.78          270        2,910    2.66%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)    09/03/04      10.21      11.56        1,392       16,082   13.18%
  VUL-DB II (0.90% Fee Rate)                  06/09/04      10.43      11.56        3,889       44,937   10.81%
  VUL/ONE /(0.50% Fee Rate)                   06/09/04      10.43      11.59       20,865      241,728   11.05%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.06      11.21          211        2,359   11.35%
American Funds Global Small Capitalization
 Class 2                                                                                                              --
  VUL-CV (0.75% Fee Rate)                                    8.20       9.84      331,601    3,263,691   19.98%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         11.22      13.46      244,294    3,287,445   19.98%
  VUL-CV III (0.75% Fee Rate)                               12.13      14.56      207,319    3,018,001   19.98%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.78      11.13          113        1,260    3.19%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.65      13.96      142,747    1,992,925   19.80%
  VUL-DB II (0.90% Fee Rate)                                12.10      14.50       47,480      688,533   19.80%
  VUL-DB IV (0.90% Fee Rate)                  12/22/04      10.84      11.12          682        7,590    2.63%
  VUL Money Guard (1.00% Fee Rate)                          15.26      18.27          110        2,016   19.70%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      10.42      11.96       37,664      450,626   14.83%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.22      11.86          515        6,109   16.01%
American Funds Growth Class 2                                                                                       0.19%
  VUL-CV (0.75% Fee Rate)                                    7.60       8.49    1,873,474   15,902,791   11.66%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          8.87       9.90    1,514,899   15,003,711   11.66%
  VUL-CV III (0.75% Fee Rate)                               11.42      12.76    1,216,450   15,516,539   11.66%
  VUL-CV IV (0.60% Fee Rate)                  12/07/04      10.44      10.84          842        9,129    3.82%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.35      12.66      910,292   11,520,873   11.49%
  VUL-DB II (0.90% Fee Rate)                                11.40      12.71      309,379    3,931,210   11.49%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.57      10.83        2,893       31,334    2.44%
  VUL Money Guard (1.00% Fee Rate)                          12.50      13.92        2,762       38,449   11.37%
  VUL/ONE /(0.50% Fee Rate)                   06/09/04      10.41      11.31      191,131    2,162,294    8.65%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.14      11.17          775        8,657   10.11%
American Funds Growth-Income Class 2                                                                                0.97%
  VUL-CV (0.75% Fee Rate)                                   11.31      12.39    1,086,330   13,456,390    9.55%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.40      11.39    1,376,057   15,679,831    9.55%
  VUL-CV III (0.75% Fee Rate)                               11.04      12.09    1,143,266   13,826,299    9.55%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.49      10.69        1,380       14,744    1.86%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  12.62      13.81      721,925    9,967,035    9.39%
  VUL-DB II (0.90% Fee Rate)                                11.01      12.05      314,143    3,784,503    9.39%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.55      10.68        2,893       30,905    1.29%
  VUL Money Guard (1.00% Fee Rate)                          12.01      13.13        2,656       34,873    9.28%
  VUL/ONE/ (0.50% Fee Rate)                   06/15/04      10.40      11.11      117,089    1,301,035    6.85%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.16      10.92          916       10,010    7.54%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
American Funds International Class 2                                                                               1.65%
  VUL-CV (0.75% Fee Rate)                                  $10.99     $13.01     191,886   $2,496,435   18.43%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         11.60      13.73     401,012    5,507,156   18.43%
  VUL-CV III (0.75% Fee Rate)                               11.10      13.14     413,975    5,440,982   18.43%
  VUL-CV IV (0.60% Fee Rate)                  12/07/04      10.53      10.93         524        5,730    3.83%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  11.56      13.67      89,801    1,227,237   18.25%
  VUL-DB II (0.90% Fee Rate)                                11.07      13.09     113,270    1,482,999   18.25%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.67      10.93       1,180       12,891    2.40%
  VUL Money Guard (1.00% Fee Rate)                          12.22      14.44       1,019       14,718   18.13%
  VUL/ONE/ (0.50% Fee Rate)                   06/15/04      10.51      12.15      78,132      949,110   15.55%
Baron Capital Asset                                                                                                  --
  VUL-CV (0.75% Fee Rate)                                   13.37      16.67     227,101    3,786,856   24.70%
  VUL-CV II (0.75% Fee Rate)                                11.66      14.54      28,635      416,281   24.70%
  VUL-DB (0.90% Fee Rate)                                   14.96      18.63      77,141    1,437,279   24.51%
Delaware VIPT Diversified Income                                                                                     --
  VUL-CV (0.75% Fee Rate)                     06/17/04      10.12      11.01      11,807      130,023    8.81%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                           07/28/04      10.18      11.01         328        3,610    8.15%
  VUL-CV III (0.75% Fee Rate)                 05/26/04      10.10      11.01      29,308      322,753    9.01%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.19      10.25         277        2,843    0.62%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)    10/25/04      10.73      11.00       5,785       63,642    2.55%
  VUL-DB II (0.90% Fee Rate)                  06/07/04      10.11      11.00       3,740       41,147    8.82%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.14      11.03      27,851      307,198    8.83%
Delaware VIPT Emerging Markets                                                                                     2.59%
  VUL I (0.80% Fee Rate)                                    15.89      21.04      37,452      787,848   32.41%
  VUL-CV (0.75% Fee Rate)                                   16.94      22.44     140,194    3,146,180   32.48%
  VUL-CV II (0.75% Fee Rate)                                17.17      22.74      32,454      738,149   32.48%
  VUL-CV III (0.75% Fee Rate)                 07/14/04      10.82      13.93      16,525      230,176   28.79%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.81      11.49         180        2,073    6.27%
  VUL-DB (0.90% Fee Rate)                                   17.32      22.90      41,837      958,243   32.28%
  VUL-DB II (0.90% Fee Rate)                  07/07/04      10.80      13.92       1,121       15,593   28.90%
  VUL/ONE/ (0.50% Fee Rate)                   07/07/04      10.80      13.95      32,448      452,692   29.15%
Delaware VIPT High Yield                                                                                           5.50%
  VUL-CV (0.75% Fee Rate)                                    9.64      10.93     122,289    1,337,142   13.39%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         12.83      14.55     159,598    2,321,664   13.39%
  VUL-CV III (0.75% Fee Rate)                               12.83      14.55     154,639    2,249,683   13.39%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.25      10.33         173        1,786    0.79%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.33      11.70     176,349    2,062,780   13.22%
  VUL-DB II (0.90% Fee Rate)                                12.80      14.49      54,810      794,311   13.22%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.19      10.32         880        9,081    1.26%
  VUL Money Guard (1.00% Fee Rate)                          13.30      15.04         621        9,337   13.11%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.24      11.41      24,219      276,231   11.40%
  Momentum VUL/ONE/ (0.50% Fee Rate)          10/22/04      10.43      10.89         310        3,375    4.34%
Delaware VIPT REIT                                                                                                 2.06%
  VUL-CV (0.75% Fee Rate)                                   17.87      23.30     274,736    6,400,936   30.40%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         15.13      19.73     221,212    4,364,369   30.40%
  VUL-CV III (0.75% Fee Rate)                               12.43      16.21     285,570    4,628,249   30.40%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.80      10.97         750        8,223    1.51%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  20.11      26.18      88,716    2,322,941   30.20%
  VUL-DB II (0.90% Fee Rate)                                12.40      16.15      62,807    1,014,028   30.20%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.71      10.96       1,684       18,457    2.34%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      11.00      14.06      28,151      395,729   27.79%
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/22/04      11.97      12.00         312        3,740    0.25%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value                                                                                       0.20%
  VUL I (0.80% Fee Rate)                                   $15.77     $19.01     188,839   $ 3,589,190   20.51%
  VUL-CV (0.75% Fee Rate)                                   16.26      19.61     493,612     9,679,798   20.57%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         13.93      16.80     516,267     8,672,131   20.57%
  VUL-CV III (0.75% Fee Rate)                               12.03      14.50     324,686     4,708,991   20.57%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.75      11.14         306         3,410    3.61%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  18.13      21.83     188,038     4,105,338   20.39%
  VUL-DB II (0.90% Fee Rate)                                12.00      14.45      94,457     1,364,703   20.39%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.92      11.14         988        11,008    1.97%
  VUL Money Guard (1.00% Fee Rate)                          15.54      18.69         707        13,212   20.28%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      10.59      12.52      53,472       669,553   18.29%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.31      11.91         226         2,693   15.52%
Delaware VIPT Trend                                                                                                   --
  VUL I (0.80% Fee Rate)                                    15.39      17.19     152,010     2,613,510   11.71%
  VUL-CV (0.75% Fee Rate)                                   12.90      14.41     655,839     9,452,037   11.76%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.41      11.63     304,286     3,538,977   11.76%
  VUL-CV III (0.75% Fee Rate)                               11.45      12.79     207,233     2,651,303   11.76%
  VUL-CV IV (0.60% Fee Rate)                  12/07/04      10.51      10.90         308         3,356    3.71%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.42      12.74     218,537     2,785,214   11.60%
  VUL-DB II (0.90% Fee Rate)                                11.42      12.74      51,236       652,968   11.60%
  VUL-DB IV (0.90% Fee Rate)                  12/22/04      10.80      10.90         685         7,465    0.90%
  VUL Money Guard (1.00% Fee Rate)                          13.59      15.16         948        14,364   11.49%
  VUL/ONE/ (0.50% Fee Rate)                   06/15/04      10.27      11.17      44,921       501,829    8.79%
Delaware VIPT U.S. Growth                                                                                           0.12%
  VUL-CV (0.75% Fee Rate)                                    9.22       9.45       1,822        17,212    2.53%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.38       9.62      21,638       208,171    2.53%
  VUL-CV III (0.75% Fee Rate)                                9.57       9.81      15,950       156,487    2.53%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.35       9.57       8,197        78,482    2.37%
  VUL-DB II (0.90% Fee Rate)                                 9.55       9.77       4,079        39,869    2.37%
  VUL/ONE /(0.50% Fee Rate)                   06/15/04      10.35      10.89       3,122        34,007    5.27%
Delaware VIPT Value                                                                                                 1.47%
  VUL-CV (0.75% Fee Rate)                                   10.37      11.83      72,410       856,466   14.07%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         10.64      12.14      97,058     1,178,127   14.07%
  VUL-CV III (0.75% Fee Rate)                               10.65      12.15      95,266     1,157,814   14.07%
  VUL-CV IV (0.60% Fee Rate)                  12/15/04      10.63      10.85          99         1,071    2.01%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.61      12.08      55,234       667,268   13.90%
  VUL-DB II (0.90% Fee Rate)                                10.63      12.11      29,022       351,364   13.90%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.51      10.84       2,910        31,549    3.17%
  VUL/ONE /(0.50% Fee Rate)                   06/09/04      10.40      11.57      19,987       231,165   11.23%
Fidelity VIP Asset Manager                                                                                          2.68%
  VUL I (0.80% Fee Rate)                                    11.24      11.77      72,589       854,036    4.63%
Fidelity VIP Contrafund Service Class                                                                               0.23%
  VUL-CV (0.75% Fee Rate)                                   10.58      12.11     936,690    11,340,617   14.48%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.99      12.58     284,786     3,583,345   14.48%
  VUL-CV III (0.75% Fee Rate)                               11.24      12.87     342,782     4,410,300   14.48%
  VUL-CV IV (0.60% Fee Rate)                  12/07/04      10.47      10.81         351         3,791    3.27%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.11      12.70     316,985     4,024,257   14.31%
  VUL-DB II (0.90% Fee Rate)                                11.21      12.82      78,664     1,008,275   14.31%
  VUL/ONE/ (0.50% Fee Rate)                   06/16/04      10.46      11.58      53,297       617,094   10.71%
  Momentum VUL/ONE/ (0.50% Fee Rate)          10/25/04      10.19      11.21         697         7,811   10.03%
Fidelity VIP Equity-Income                                                                                          1.57%
  VUL I (0.80% Fee Rate)                                    11.66      12.90     421,341     5,437,053   10.64%

Lincoln Life Flexible Premium Variable Life Account M

                                                              Unit Value Unit Value                                  Investment
                                                 Commencement Beginning  End of     Units                  Total     Income
Subaccount                                       Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class                                                                                1.42%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                 $10.99     $12.15     191,638   $2,328,684   10.55%
  VUL-CV III (0.75% Fee Rate)                                    10.89      12.04     116,554    1,403,767   10.55%
  VUL-CV IV (0.60% Fee Rate)                       12/17/04      10.61      10.79         379        4,089    1.71%
  VUL-DB Elite (0.90% Fee Rate)                                  10.95      12.09      35,990      435,174   10.38%
  VUL-DB II (0.90% Fee Rate)                                     10.87      12.00      59,008      707,976   10.38%
  VUL-DB IV (0.90% Fee Rate)                       12/30/04      10.79      10.78           3           27   (0.08)%
  VUL Money Guard (1.00% Fee Rate)                               11.78      12.99         568        7,384   10.28%
  VUL/ONE/ (0.50% Fee Rate)                        07/09/04      10.39      11.40       8,817      100,541    9.70%
  Momentum VUL/ONE/ (0.50% Fee Rate)               09/20/04      10.22      11.05          19          212    8.16%
Fidelity VIP Growth Service Class                                                                                       0.16%
  VUL-CV (0.75% Fee Rate)                                         6.34       6.49     277,430    1,801,690    2.49%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               8.06       8.26     273,755    2,262,202    2.49%
  VUL-CV III (0.75% Fee Rate)                                    10.60      10.86      54,037      586,913    2.49%
  VUL-CV IV (0.60% Fee Rate)                       12/15/04      10.59      10.65          98        1,044    0.60%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.30       6.45     215,061    1,386,915    2.34%
  VUL-DB II (0.90% Fee Rate)                                     10.57      10.82      37,110      401,504    2.34%
  VUL/ONE/ (0.50% Fee Rate)                        07/16/04       9.95      10.74       3,047       32,738    7.97%
Fidelity VIP Growth Opportunities Service
 Class                                                                                                                  0.47%
  VUL-CV (0.75% Fee Rate)                                         7.00       7.44     474,842    3,531,691    6.26%
  VUL-CV II (0.75% Fee Rate)                                      9.22       9.80      17,258      169,134    6.26%
  VUL-DB (0.90% Fee Rate)                                         7.55       8.01      91,752      734,927    6.10%
Fidelity VIP High Income Service Class                                                                                  8.34%
  VUL-CV (0.75% Fee Rate)                                         9.14       9.94     181,559    1,803,835    8.65%
  VUL-CV II (0.75% Fee Rate)                                     11.54      12.54      17,316      217,118    8.65%
  VUL-DB (0.90% Fee Rate)                                         9.10       9.87      74,303      733,190    8.49%
Fidelity VIP Investment Grade Bond                                                                                      4.30%
  VUL I (0.80% Fee Rate)                                         13.94      14.45     185,382    2,678,797    3.62%
Fidelity VIP Overseas Service Class                                                                                     0.89%
  VUL-CV (0.75% Fee Rate)                                        11.18      12.60      21,584      271,853   12.64%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                              11.66      13.13      36,470      478,926   12.64%
  VUL-CV III (0.75% Fee Rate)                                    10.93      12.31      42,029      517,235   12.64%
  VUL-CV IV (0.60% Fee Rate)                       12/17/04      10.66      11.06           1           10    3.72%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                       11.62      13.07      20,953      273,805   12.47%
  VUL-DB II (0.90% Fee Rate)                                     10.90      12.26      19,933      244,374   12.47%
  VUL/ONE/ (0.50% Fee Rate)                        06/15/04      10.37      11.78       6,412       75,521   13.53%
FTVIPT Franklin Small Cap                                                                                                 --
  VUL-CV (0.75% Fee Rate)                                        10.55      11.70      25,264      295,512   10.87%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                              10.97      12.17     109,308    1,329,954   10.87%
  VUL-CV III (0.75% Fee Rate)                                    11.10      12.31     142,578    1,755,431   10.87%
  VUL-CV IV (0.60% Fee Rate)                       12/10/04      10.48      10.82         579        6,267    3.22%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                       10.94      12.11      40,679      492,558   10.70%
  VUL-DB II (0.90% Fee Rate)                                     11.08      12.26      43,583      534,512   10.70%
  VUL Money Guard (1.00% Fee Rate)                               11.89      13.15         824       10,834   10.59%
  VUL/ONE/ (0.50% Fee Rate)                        07/01/04      10.68      11.34       6,145       69,693    6.23%
FTVIPT Templeton Foreign Securities                                                                                     1.17%
  VUL I (0.80% Fee Rate)                                         10.18      12.00     296,333    3,557,383   17.93%
FTVIPT Templeton Foreign Securities Class 2                                                                             1.06%
  VUL-CV (0.75% Fee Rate)                                         9.65      11.36     403,404    4,581,935   17.64%
  VUL-CV II (0.75% Fee Rate)                                      9.40      11.06      34,835      385,262   17.64%
  VUL-DB (0.90% Fee Rate)                                         9.96      11.70     142,393    1,666,312   17.47%
FTVIPT Templeton Global Asset Allocation                                                                                2.94%
  VUL I (0.80% Fee Rate)                                         13.37      15.38      58,431      898,836   15.01%

Lincoln Life Flexible Premium Variable Life Account M

                                                              Unit Value Unit Value                                   Investment
                                                 Commencement Beginning  End of     Units                   Total     Income
Subaccount                                       Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities                                                                                       1.25%
  VUL I (0.80% Fee Rate)                                        $13.23     $15.26       71,161  $ 1,085,760   15.32%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                  11.13      12.84       93,361    1,198,722   15.38%
  VUL-CV III (0.75% Fee Rate)                                    10.43      12.04      163,139    1,963,602   15.38%
  VUL-CV IV (0.60% Fee Rate)                       12/10/04      10.56      10.92          890        9,719    3.39%
  VUL-DB Elite (0.90% Fee Rate)                                  11.09      12.78       40,487      517,294   15.21%
  VUL-DB II (0.90% Fee Rate)                                     10.41      11.99       53,234      638,277   15.21%
  VUL/ONE/ (0.50% Fee Rate)                        07/01/04      10.50      11.71       24,492      286,843   11.52%
  Momentum VUL/ONE/ (0.50% Fee Rate)               09/20/04      10.10      11.27           38          425   11.64%
FTVIPT Templeton Growth Securities Class 2                                                                               1.21%
  VUL-CV (0.75% Fee Rate)                                        12.76      14.69      195,781    2,876,333   15.16%
  VUL-CV II (0.75% Fee Rate)                                     10.38      11.95       13,716      163,912   15.16%
  VUL-DB (0.90% Fee Rate)                                        13.26      15.25       55,066      839,689   14.99%
Janus Aspen Series Balanced                                                                                              2.23%
  VUL-CV (0.75% Fee Rate)                                        10.98      11.82      739,033    8,737,451    7.72%
  VUL-CV II (0.75% Fee Rate)                                     10.17      10.95       55,274      605,444    7.72%
  VUL-DB (0.90% Fee Rate)                                        11.35      12.20      357,665    4,365,133    7.55%
Janus Aspen Series Balanced Service Shares                                                                               2.37%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                  10.70      11.50      271,744    3,125,329    7.48%
  VUL-CV III (0.75% Fee Rate)                                    10.60      11.39      128,966    1,469,014    7.48%
  VUL-CV IV (0.60% Fee Rate)                       12/17/04      10.39      10.52           46          481    1.24%
  VUL-DB Elite (0.90% Fee Rate)                                  10.66      11.44       56,711      649,005    7.32%
  VUL-DB II (0.90% Fee Rate)                                     10.57      11.35       46,844      531,569    7.32%
  VUL/ONE/ (0.50% Fee Rate)                        09/09/04      10.32      11.04        8,475       93,525    6.89%
Janus Aspen Series Global Technology Service
 Shares                                                                                                                    --
  VUL-CV (0.75% Fee Rate)                                         3.58       3.57      254,399      908,354   (0.18)%
  VUL-CV II (0.75% Fee Rate)                                      6.50       6.48       18,888      122,487   (0.19)%
  VUL-DB (0.90% Fee Rate)                                         3.56       3.55      139,130      493,323   (0.33)%
Janus Aspen Series Mid Cap Growth Service
 Shares                                                                                                                    --
  VUL-CV (0.75% Fee Rate)                                        10.92      13.06       19,926      260,210   19.58%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               9.76      11.67       87,073    1,016,509   19.58%
  VUL-CV III (0.75% Fee Rate)                                    11.31      13.52       51,210      692,335   19.58%
  VUL-CV IV (0.60% Fee Rate)                       12/17/04      10.99      11.16            1           10    1.50%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        9.73      11.62       24,227      281,469   19.40%
  VUL-DB II (0.90% Fee Rate)                                     11.28      13.47       14,746      198,586   19.40%
  VUL-DB IV (0.90% Fee Rate)                       12/03/04      10.84      11.15          997       11,119    2.89%
  VUL/ONE/ (0.50% Fee Rate)                        07/28/04       9.95      11.98        2,386       28,587   20.45%
Janus Aspen Series Worldwide Growth                                                                                      1.00%
  VUL-CV (0.75% Fee Rate)                                         8.85       9.20    1,110,404   10,215,176    4.00%
  VUL-CV II (0.75% Fee Rate)                                      7.71       8.02       80,539      645,923    4.00%
  VUL-DB (0.90% Fee Rate)                                         8.42       8.74      378,590    3,308,538    3.84%
Janus Aspen Series Worldwide Growth Service
 Shares                                                                                                                  0.93%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                   9.70      10.07      110,846    1,115,950    3.75%
  VUL-CV III (0.75% Fee Rate)                                     9.90      10.27      135,247    1,389,092    3.75%
  VUL-DB Elite (0.90% Fee Rate)                                   9.67      10.02       58,486      585,897    3.59%
  VUL-DB II (0.90% Fee Rate)                                      9.88      10.23       30,076      307,702    3.59%
Lincoln VIPT Aggressive Growth                                                                                             --
  VUL-CV (0.75% Fee Rate)                                         9.96      11.24        3,156       35,473   12.82%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               9.96      11.24        6,070       68,234   12.82%
  VUL-CV III (0.75% Fee Rate)                                    10.39      11.72        9,629      112,899   12.82%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        9.93      11.19        6,420       71,829   12.65%
  VUL-DB II (0.90% Fee Rate)                                     10.37      11.68        1,025       11,971   12.65%
  VUL/ONE/ (0.50% Fee Rate)                        07/08/04      10.10      11.32          484        5,480   12.06%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond                                                                                                   4.12%
  VUL-CV (0.75% Fee Rate)                                  $13.82     $14.45     727,912   $10,515,640    4.52%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         12.21      12.76     555,335     7,086,033    4.52%
  VUL-CV III (0.75% Fee Rate)                               11.33      11.84     663,738     7,857,103    4.52%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.02      10.04         374         3,755    0.12%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  13.80      14.40     552,061     7,950,244    4.36%
  VUL-DB II (0.90% Fee Rate)                                11.30      11.79     214,442     2,528,715    4.36%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04       9.97      10.03         898         9,009    0.62%
  VUL Money Guard (1.00% Fee Rate)                          11.74      12.24       1,473        18,032    4.25%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      10.03      10.63      52,223       555,089    5.95%
  Momentum VUL/ONE/ (0.50% Fee Rate)          10/22/04      10.29      10.34         892         9,219    0.45%
Lincoln VIPT Capital Appreciation                                                                                     --
  VUL-CV (0.75% Fee Rate)                                    7.56       7.90     600,003     4,742,608    4.50%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.56       7.90      35,127       277,437    4.50%
  VUL-CV III (0.75% Fee Rate)                               10.56      11.03      18,724       206,578    4.50%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.51       7.83     345,516     2,705,624    4.34%
  VUL-DB II (0.90% Fee Rate)                                10.53      10.99       7,155        78,642    4.34%
  VUL/ONE/ (0.50% Fee Rate)                   07/30/04      10.08      10.95       1,601        17,522    8.61%
Lincoln VIPT Equity-Income                                                                                          1.11%
  VUL-CV (0.75% Fee Rate)                                   10.91      11.89     313,089     3,722,483    8.95%
  VUL-CV II (0.75% Fee Rate)                                10.39      11.32      12,742       144,298    8.95%
  VUL-DB (0.90% Fee Rate)                                   12.49      13.59      89,841     1,220,719    8.78%
Lincoln VIPT Global Asset Allocation                                                                                1.76%
  VUL-CV (0.75% Fee Rate)                                    9.70      10.93      48,309       527,862   12.69%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          9.97      11.24      16,688       187,583   12.69%
  VUL-CV III (0.75% Fee Rate)                               10.71      12.07      24,203       292,155   12.69%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.97      11.21      22,147       248,341   12.52%
  VUL-DB II (0.90% Fee Rate)                                10.69      12.03       4,175        50,212   12.52%
  VUL/ONE/ (0.50% Fee Rate)                   09/20/04      10.59      11.64       2,033        23,663    9.93%
Lincoln VIPT International                                                                                          1.31%
  VUL-CV (0.75% Fee Rate)                                   11.60      13.93      40,610       565,677   20.03%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         12.70      15.25      26,068       397,430   20.03%
  VUL-CV III (0.75% Fee Rate)                               11.48      13.77     101,662     1,400,306   20.03%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.62      10.97         220         2,414    3.32%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  12.66      15.17      39,180       594,501   19.85%
  VUL-DB II (0.90% Fee Rate)                                11.45      13.72      50,748       696,311   19.85%
  VUL-DB IV (0.90% Fee Rate)                  12/03/04      10.65      10.97       1,349        14,794    2.95%
  VUL/ONE/ (0.50% Fee Rate)                   06/15/04      10.60      12.64      25,244       319,007   19.25%
Lincoln VIPT Money Market                                                                                           0.86%
  VUL I (0.80% Fee Rate)                                    11.59      11.60     109,888     1,274,332    0.08%
  VUL-CV (0.75% Fee Rate)                                   11.23      11.24     702,550     7,899,680    0.13%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.22      10.23     912,780     9,338,937    0.13%
  VUL-CV III (0.75% Fee Rate)                               10.02      10.04     357,257     3,585,433    0.13%
  VUL-CV IV (0.60% Fee Rate)                  11/29/04      10.01      10.02      48,711       487,892    0.09%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.96      10.96     721,799     7,908,651   (0.02)%
  VUL-DB II (0.90% Fee Rate)                                10.00      10.00     172,183     1,721,284   (0.02)%
  VUL-DB IV (0.90% Fee Rate)                  12/20/04      10.01      10.01       1,721        17,232    0.03%
  VUL/ONE/ (0.50% Fee Rate)                   06/08/04      10.00      10.04     130,321     1,307,850    0.35%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/03/04      10.00      10.03       5,312        53,296    0.29%
Lincoln VIPT Social Awareness                                                                                       1.02%
  VUL-CV (0.75% Fee Rate)                                    9.24      10.33     107,343     1,109,196   11.86%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          9.38      10.49      22,330       234,309   11.86%
  VUL-CV III (0.75% Fee Rate)                               10.99      12.29      30,274       372,023   11.86%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.77      10.91      29,142       317,901   11.69%
  VUL-DB II (0.90% Fee Rate)                                10.96      12.24      11,960       146,409   11.69%
  VUL/ONE/ (0.50% Fee Rate)                   06/15/04      10.46      11.41      10,511       119,902    9.07%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
M Fund Brandes International Equity                                                                                1.69%
  VUL-CV III (0.75% Fee Rate)                              $14.39     $17.71      20,892   $  369,900   23.07%
  VUL-DB II (0.90% Fee Rate)                                14.37      17.66         604       10,666   22.88%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04       9.88      11.55         827        9,545   16.90%
M Fund Business Opportunity Value                                                                                  2.62%
  VUL-CV III (0.75% Fee Rate)                 08/13/04      12.61      15.09         313        4,723   19.64%
  VUL-DB II (0.90% Fee Rate)                                12.39      15.05          50          753   21.50%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.24      11.59         456        5,284   13.12%
M Fund Frontier Capital Appreciation                                                                                 --
  VUL-CV III (0.75% Fee Rate)                               14.06      15.26      13,074      199,488    8.51%
  VUL-DB II (0.90% Fee Rate)                                14.05      15.22         580        8,828    8.35%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/20/04      10.12      11.34         779        8,833   12.01%
M Fund Turner Core Growth                                                                                          0.45%
  VUL-CV III (0.75% Fee Rate)                               12.48      13.77      16,794      231,330   10.36%
  VUL-DB II (0.90% Fee Rate)                                12.47      13.74          41          569   10.19%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/30/04      10.07      11.34         350        3,974   12.67%
MFS VIT Capital Opportunities                                                                                      0.37%
  VUL-CV (0.75% Fee Rate)                                    9.71      10.84          64          697   11.62%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.46      10.56      33,985      358,812   11.62%
  VUL-CV III (0.75% Fee Rate)                               10.15      11.33      21,516      243,773   11.62%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.43      10.51       6,030       63,358   11.46%
  VUL-DB II (0.90% Fee Rate)                                10.13      11.29       4,216       47,581   11.46%
  VUL/ONE/ (0.50% Fee Rate)                   12/01/04      11.19      11.49          32          363    2.68%
MFS VIT Emerging Growth                                                                                              --
  VUL I (0.80% Fee Rate)                                     8.96      10.04     231,209    2,320,747   12.06%
  VUL-CV (0.75% Fee Rate)                                    7.38       8.28     823,076    6,814,721   12.12%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.09       7.95      74,186      589,821   12.12%
  VUL-CV III (0.75% Fee Rate)                               10.37      11.63      48,340      562,034   12.12%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.79      10.97          24          262    1.66%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.14       7.99     257,553    2,058,815   11.95%
  VUL-DB II (0.90% Fee Rate)                                10.35      11.58       8,231       95,330   11.95%
  VUL/ONE/ (0.50% Fee Rate)                   06/25/04      10.53      11.37       7,979       90,724    7.94%
MFS VIT Total Return                                                                                               1.61%
  VUL I (0.80% Fee Rate)                                    13.20      14.58     195,461    2,849,101   10.43%
  VUL-CV (0.75% Fee Rate)                                   12.25      13.53     424,483    5,744,125   10.49%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.73      11.85     343,450    4,071,099   10.49%
  VUL-CV III (0.75% Fee Rate)                               10.82      11.95     266,471    3,185,637   10.49%
  VUL-CV IV (0.60% Fee Rate)                  12/15/04      10.45      10.53         149        1,564    0.68%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  12.93      14.27     358,916    5,119,956   10.32%
  VUL-DB II (0.90% Fee Rate)                                10.79      11.91     118,919    1,416,125   10.32%
  VUL-DB IV (0.90% Fee Rate)                  12/30/04      10.52      10.52           3           27    0.00%
  VUL Money Guard (1.00% Fee Rate)                          11.53      12.71       1,003       12,742   10.22%
  VUL/ONE/ (0.50% Fee Rate)                   07/06/04      10.32      11.27      12,839      144,649    9.13%
  Momentum VUL/ONE/ (0.50% Fee Rate)          09/30/04      10.22      10.92         111        1,211    6.89%
MFS VIT Utilities                                                                                                  1.43%
  VUL I (0.80% Fee Rate)                                    11.55      14.92      93,106    1,389,303   29.16%
  VUL-CV (0.75% Fee Rate)                                   10.06      13.00     327,283    4,254,902   29.23%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.99      10.32     159,501    1,646,245   29.23%
  VUL-CV III (0.75% Fee Rate)                               12.26      15.84      67,984    1,076,895   29.23%
  VUL-CV IV (0.60% Fee Rate)                  12/17/04      10.79      11.03          24          261    2.23%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.91      12.79     168,670    2,156,616   29.04%
  VUL-DB II (0.90% Fee Rate)                                12.23      15.78       8,689      137,108   29.04%
  VUL-DB IV (0.90% Fee Rate)                  12/30/04      11.02      11.02           2           27    0.00%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.62      13.09       8,977      117,529   23.31%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                                                                                 --
  VUL-CV (0.75% Fee Rate)                                  $ 9.23     $10.65      426,598  $ 4,544,609   15.44%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.79       8.99      325,852    2,930,613   15.44%
  VUL-CV III (0.75% Fee Rate)                               10.14      11.71      232,893    2,726,196   15.44%
  VUL-CV IV (0.60% Fee Rate)                  12/15/04      10.74      10.89          195        2,120    1.40%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.30      10.72      246,877    2,646,247   15.27%
  VUL-DB II (0.90% Fee Rate)                                10.12      11.66       63,911      745,250   15.27%
  VUL Money Guard (1.00% Fee Rate)                          10.67      12.28          380        4,672   15.15%
  VUL/ONE/ (0.50% Fee Rate)                   06/09/04      10.61      11.86       10,743      127,461   11.83%
NB AMT Partners                                                                                                     0.01%
  VUL-CV (0.75% Fee Rate)                                    9.26      10.93       81,098      886,491   18.09%
  VUL-CV II (0.75% Fee Rate)                                 9.74      11.50       22,532      259,232   18.09%
  VUL-DB (0.90% Fee Rate)                                   11.01      12.99       30,702      398,721   17.91%
NB AMT Regency                                                                                                      0.02%
  VUL-CV (0.75% Fee Rate)                                   11.48      13.95      173,129    2,414,465   21.45%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         12.56      15.25       56,506      861,837   21.45%
  VUL-CV III (0.75% Fee Rate)                               11.67      14.17       75,115    1,064,402   21.45%
  VUL-CV IV (0.60% Fee Rate)                  12/22/04      11.03      11.16           73          811    1.15%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  12.52      15.18       53,514      812,225   21.26%
  VUL-DB II (0.90% Fee Rate)                                11.64      14.12       33,583      474,039   21.26%
  VUL/ONE/ (0.50% Fee Rate)                   06/16/04      10.53      12.15       13,972      169,718   15.36%
PIMCO VIT OPCAP Global Equity                                                                                       0.52%
  VUL I (0.80% Fee Rate)                                    11.71      13.07       57,126      746,862   11.64%
PIMCO VIT OPCAP Managed                                                                                             1.39%
  VUL I (0.80% Fee Rate)                                    10.41      11.44       72,567      830,474    9.88%
Putnam VT Growth & Income Class IB                                                                                  1.53%
  VUL-CV (0.75% Fee Rate)                                   10.38      11.44        5,418       62,008   10.28%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         10.36      11.42      150,029    1,713,915   10.28%
  VUL-CV III (0.75% Fee Rate)                               10.67      11.77       28,687      337,563   10.28%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.32      11.37       16,290      185,196   10.12%
  VUL-DB II (0.90% Fee Rate)                                10.65      11.72       12,778      149,793   10.12%
Putnam VT Health Sciences Class IB                                                                                  0.16%
  VUL-CV (0.75% Fee Rate)                                   10.04      10.68        2,738       29,237    6.32%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.36       9.96       42,406      422,227    6.32%
  VUL-CV III (0.75% Fee Rate)                               10.36      11.01       34,441      379,208    6.32%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.33       9.91       30,405      301,272    6.16%
  VUL-DB II (0.90% Fee Rate)                                10.33      10.97        9,277      101,753    6.16%
Scudder VIT EAFE Equity Index                                                                                       2.28%
  VUL-CV (0.75% Fee Rate)                                    7.95       9.39      105,780      993,391   18.18%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          8.53      10.08       92,932      936,835   18.18%
  VUL-CV III (0.75% Fee Rate)                               10.31      12.18      132,029    1,608,346   18.18%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.53       8.88      106,292      943,887   18.00%
  VUL-DB II (0.90% Fee Rate)                                10.28      12.13       25,047      303,929   18.00%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.75      12.32       12,482      153,737   14.62%
Scudder VIT Equity 500 Index                                                                                        1.10%
  VUL I (0.80% Fee Rate)                                    10.22      11.21      769,258    8,624,427    9.71%
  VUL-CV (0.75% Fee Rate)                                    8.49       9.32    2,071,542   19,299,418    9.77%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          8.99       9.87    1,577,129   15,560,055    9.77%
  VUL-CV III (0.75% Fee Rate)                               10.80      11.86      536,612    6,363,533    9.77%
  VUL-CV IV (0.60% Fee Rate)                  12/10/04      10.53      10.74          174        1,865    2.05%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.97       9.83      614,076    6,034,899    9.60%
  VUL-DB II (0.90% Fee Rate)                                10.78      11.81      151,221    1,786,364    9.60%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.46      11.23       43,368      486,997    7.32%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                                                                        0.42%
  VUL-CV (0.75% Fee Rate)                                  $12.64     $14.77     182,820   $2,700,946   16.88%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         11.46      13.39     203,637    2,727,620   16.88%
  VUL-CV III (0.75% Fee Rate)                               11.80      13.79     182,601    2,518,270   16.88%
  VUL-CV IV (0.60% Fee Rate)                  12/15/04      11.11      11.16         349        3,896    0.46%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  13.57      15.83     117,543    1,861,036   16.70%
  VUL-DB II (0.90% Fee Rate)                                11.77      13.74      62,324      856,229   16.70%
  VUL/ONE/ (0.50% Fee Rate)                   06/18/04      10.61      12.13      23,527      285,436   14.31%
  Momentum VUL/ONE/ (0.50% Fee Rate)          10/25/04      10.31      11.76          63          746   14.06%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                         --
  VUL I (0.80% Fee Rate)                                   $ 7.96     $10.23      278,064  $ 2,845,726   28.49%
AIM V.I. Diversified Income                                                                                         6.38%
  VUL I (0.80% Fee Rate)                                    10.08      10.92       63,029      688,507    8.37%
AIM V.I. Growth                                                                                                       --
  VUL I (0.80% Fee Rate)                                     5.54       7.21      409,992    2,955,698   30.19%
  VUL-CV (0.75% Fee Rate)                                    4.43       5.77    1,853,537   10,689,884   30.26%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          5.97       7.77      170,195    1,322,836   30.26%
  VUL-CV III (0.75% Fee Rate)                                8.13      10.59       34,227      362,471   30.26%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   4.51       5.86      559,863    3,282,682   30.06%
  VUL-DB II (0.90% Fee Rate)                                 8.12      10.56       10,981      116,010   30.06%
  VUL Money Guard (1.00% Fee Rate)                           7.62       9.90        2,218       21,971   29.95%
AIM V.I. International Growth                                                                                       0.61%
  VUL-CV (0.75% Fee Rate)                                    7.07       9.06      204,626    1,853,372   28.10%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.23       9.26      159,864    1,480,003   28.10%
  VUL-CV III (0.75% Fee Rate)                                8.19      10.49       20,004      209,791   28.10%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.53       8.35      129,895    1,084,408   27.91%
  VUL-DB II (0.90% Fee Rate)                                 8.18      10.46        7,377       77,187   27.90%
  VUL Money Guard (1.00% Fee Rate)                           8.88      11.35          579        6,574   27.79%
AIM V.I. Premier Equity                                                                                             0.31%
  VUL I (0.80% Fee Rate)                                     7.62       9.46      474,949    4,492,498   24.08%
  VUL-CV (0.75% Fee Rate)                                    6.03       7.49    1,849,079   13,843,264   24.15%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          6.22       7.73      277,363    2,142,984   24.15%
  VUL-CV III (0.75% Fee Rate)                                8.22      10.20       52,338      533,966   24.15%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.19       7.67      603,800    4,634,040   23.96%
  VUL-DB II (0.90% Fee Rate)                                 8.21      10.18        3,496       35,582   23.96%
ABVPSF Growth and Income                                                                                            0.99%
  VUL-CV (0.75% Fee Rate)                                    8.09      10.63       48,592      516,741   31.51%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          8.03      10.56      236,286    2,495,461   31.51%
  VUL-CV III (0.75% Fee Rate)                                8.39      11.04       97,543    1,076,765   31.51%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.01      10.52      132,047    1,389,792   31.32%
  VUL-DB II (0.90% Fee Rate)                                 8.39      11.01       34,892      384,253   31.32%
  VUL Money Guard (1.00% Fee Rate)                           8.75      11.48          831        9,548   31.20%
ABVPSF Premier Growth                                                                                                 --
  VUL-CV (0.75% Fee Rate)                                    8.09       9.93        2,481       24,643   22.74%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          7.60       9.33       87,389      815,473   22.74%
  VUL-CV III (0.75% Fee Rate)                                8.30      10.19       16,853      171,795   22.74%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   7.59       9.30       30,446      283,148   22.56%
  VUL-DB II (0.90% Fee Rate)                                 8.30      10.17       10,633      108,142   22.56%
ABVPSF Small Cap Value                                                                                              0.57%
  VUL-CV (0.75% Fee Rate)                                    8.42      11.80       27,805      328,138   40.21%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                         10.19      14.29       84,005    1,200,348   40.21%
  VUL-CV III (0.75% Fee Rate)                                8.52      11.95       64,172      766,938   40.21%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.17      14.24       41,028      584,249   40.00%
  VUL-DB II (0.90% Fee Rate)                                 8.52      11.92       22,640      269,942   40.00%
  VUL Money Guard (1.00% Fee Rate)                          11.02      15.41          988       15,221   39.87%
ABVPSF Technology                                                                                                     --
  VUL-CV (0.75% Fee Rate)                                    6.99      10.00       10,940      109,423   43.01%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          6.71       9.60       37,596      360,842   43.01%
  VUL-CV III (0.75% Fee Rate)                                7.42      10.62       23,306      247,420   43.01%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   6.70       9.56       22,907      219,082   42.79%
  VUL-DB II (0.90% Fee Rate)                                 7.42      10.59        8,321       88,127   42.79%
  VUL Money Guard (1.00% Fee Rate)                           7.45      10.63          180        1,913   42.68%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Class 2                                                                                                            0.62%
  VUL-CV (0.75% Fee Rate)                                  $ 5.38     $ 8.20      353,023  $ 2,895,971   52.38%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.36      11.22      260,822    2,925,421   52.38%
  VUL-CV III (0.75% Fee Rate)                                7.96      12.13      110,116    1,336,069   52.38%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.66      11.65      136,391    1,589,491   52.15%
  VUL-DB II (0.90% Fee Rate)                                 7.96      12.10       27,579      333,844   52.15%
  VUL Money Guard (1.00% Fee Rate)                          10.04      15.26          124        1,890   52.02%
American Funds Growth Class 2                                                                                       0.13%
  VUL-CV (0.75% Fee Rate)                                    5.60       7.60    1,978,311   15,039,623   35.79%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          6.53       8.87    1,616,153   14,335,541   35.79%
  VUL-CV III (0.75% Fee Rate)                                8.41      11.42      637,633    7,284,303   35.79%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.37      11.35      861,769    9,782,809   35.58%
  VUL-DB II (0.90% Fee Rate)                                 8.41      11.40      175,782    2,003,449   35.58%
  VUL Money Guard (1.00% Fee Rate)                           9.23      12.50        2,871       35,884   35.45%
American Funds Growth-Income Class 2                                                                                1.20%
  VUL-CV (0.75% Fee Rate)                                    8.60      11.31      958,316   10,835,878   31.44%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.91      10.40    1,293,795   13,457,342   31.44%
  VUL-CV III (0.75% Fee Rate)                                8.40      11.04      598,990    6,612,511   31.44%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.62      12.62      659,597    8,325,150   31.24%
  VUL-DB II (0.90% Fee Rate)                                 8.39      11.01      201,724    2,221,669   31.24%
  VUL Money Guard (1.00% Fee Rate)                           9.16      12.01        2,688       32,295   31.11%
American Funds International Class 2                                                                                1.90%
  VUL-CV (0.75% Fee Rate)                                    8.21      10.99       88,853      976,116   33.84%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          8.66      11.60      190,795    2,212,521   33.84%
  VUL-CV III (0.75% Fee Rate)                                8.29      11.10      201,395    2,235,141   33.84%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.65      11.56       62,957      727,599   33.64%
  VUL-DB II (0.90% Fee Rate)                                 8.28      11.07       51,758      573,065   33.64%
  VUL Money Guard (1.00% Fee Rate)                           9.16      12.22        1,108       13,550   33.52%
Baron Capital Asset                                                                                                   --
  VUL-CV (0.75% Fee Rate)                                   10.36      13.37      214,283    2,865,363   29.04%
  VUL-CV II (0.75% Fee Rate)                                 9.03      11.66       24,198      282,092   29.04%
  VUL-DB (0.90% Fee Rate)                                   11.61      14.96       67,829    1,014,977   28.85%
M Fund Brandes International Equity                                                                                 1.23%
  VUL-CV III (0.75% Fee Rate)                 08/06/03      11.18      14.39        2,831       40,725   28.66%
  VUL-DB II (0.90% Fee Rate)                  10/15/03      13.07      14.37          569        8,178    9.97%
M Fund Business Opportunity Value                                                                                     --
  VUL-DB II (0.90% Fee Rate)                  12/11/03      11.84      12.39            6           70    4.61%
Delaware VIPT Devon                                                                                                 1.35%
Delaware VIPT Emerging Markets                                                                                      2.48%
  VUL I (0.80% Fee Rate)                                     9.39      15.89       22,636      359,613   69.19%
  VUL-CV (0.75% Fee Rate)                                   10.01      16.94      137,639    2,331,661   69.27%
  VUL-CV II (0.75% Fee Rate)                                10.14      17.17        4,949       84,962   69.27%
  VUL-DB (0.90% Fee Rate)                                   10.24      17.32       31,618      547,473   69.02%
Delaware VIPT High Yield                                                                                            5.06%
  VUL-CV (0.75% Fee Rate)                                    7.55       9.64      181,330    1,748,561   27.78%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                         10.04      12.83      134,818    1,729,560   27.78%
  VUL-CV III (0.75% Fee Rate)                               10.04      12.83       77,762      997,667   27.78%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.10      10.33      146,811    1,516,731   27.59%
  VUL-DB II (0.90% Fee Rate)                                10.03      12.80       32,618      417,496   27.59%
  VUL Money Guard (1.00% Fee Rate)                          10.43      13.30          642        8,543   27.48%
Delaware VIPT Value                                                                                                 0.92%
  VUL-CV (0.75% Fee Rate)                                    8.14      10.37       54,912      569,371   27.34%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          8.36      10.64       61,518      654,633   27.34%
  VUL-CV III (0.75% Fee Rate)                                8.37      10.65       51,221      545,722   27.34%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.34      10.61       54,863      581,890   27.15%
  VUL-DB II (0.90% Fee Rate)                                 8.36      10.63       17,421      185,163   27.15%

Lincoln Life Flexible Premium Variable Life Account M

                                                              Unit Value Unit Value                                  Investment
                                                 Commencement Beginning  End of     Units                  Total     Income
Subaccount                                       Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT                                                                                                      2.12%
  VUL-CV (0.75% Fee Rate)                                       $13.43     $17.87     236,633   $4,227,991   33.02%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                              11.37      15.13     219,704    3,324,157   33.02%
  VUL-CV III (0.75% Fee Rate)                                     9.34      12.43     175,566    2,182,108   33.02%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       15.14      20.11      82,539    1,659,900   32.82%
  VUL-DB II (0.90% Fee Rate)                                      9.34      12.40      35,130      435,611   32.82%
Delaware VIPT Small Cap Value                                                                                           0.36%
  VUL I (0.80% Fee Rate)                                         11.20      15.77     187,908    2,963,543   40.85%
  VUL-CV (0.75% Fee Rate)                                        11.54      16.26     465,096    7,564,277   40.92%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               9.89      13.93     391,159    5,449,400   40.92%
  VUL-CV III (0.75% Fee Rate)                                     8.54      12.03     144,763    1,741,274   40.92%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       12.89      18.13     197,083    3,573,938   40.71%
  VUL-DB II (0.90% Fee Rate)                                      8.53      12.00      52,857      634,314   40.71%
  VUL Money Guard (1.00% Fee Rate)                               11.05      15.54         786       12,215   40.57%
Delaware VIPT Trend                                                                                                       --
  VUL I (0.80% Fee Rate)                                         11.48      15.39     163,896    2,522,529   34.02%
  VUL-CV (0.75% Fee Rate)                                         9.62      12.90     680,541    8,775,678   34.09%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               7.76      10.41     265,476    2,762,606   34.09%
  VUL-CV III (0.75% Fee Rate)                                     8.54      11.45     110,369    1,263,406   34.09%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        8.53      11.42     232,508    2,655,335   33.89%
  VUL-DB II (0.90% Fee Rate)                                      8.53      11.42      37,552      428,845   33.89%
  VUL Money Guard (1.00% Fee Rate)                               10.16      13.59         963       13,092   33.77%
Delaware VIPT U.S. Growth                                                                                               0.12%
  VUL-CV (0.75% Fee Rate)                          01/23/03       7.63       9.22         320        2,946   20.86%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               7.64       9.38       5,280       49,541   22.83%
  VUL-CV III (0.75% Fee Rate)                                     7.79       9.57       6,982       66,818   22.83%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.63       9.35       1,921       17,965   22.64%
  VUL-DB II (0.90% Fee Rate)                                      7.78       9.55       2,805       26,782   22.64%
Fidelity VIP Asset Manager                                                                                              3.45%
  VUL I (0.80% Fee Rate)                                          9.61      11.24      76,514      860,396   17.04%
Fidelity VIP Contrafund Service Class                                                                                   0.33%
  VUL-CV (0.75% Fee Rate)                                         8.30      10.58     912,868    9,654,462   27.39%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               8.63      10.99     267,457    2,939,696   27.39%
  VUL-CV III (0.75% Fee Rate)                                     8.82      11.24     163,819    1,841,172   27.39%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        8.73      11.11     286,232    3,179,036   27.20%
  VUL-DB II (0.90% Fee Rate)                                      8.82      11.21      43,408      486,748   27.20%
Fidelity VIP Equity-Income                                                                                              1.80%
  VUL I (0.80% Fee Rate)                                          9.02      11.66     427,784    4,989,282   29.29%
Fidelity VIP Equity-Income Service Class                                                                                1.14%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                   8.50      10.99     191,343    2,103,217   29.25%
  VUL-CV III (0.75% Fee Rate)                                     8.43      10.89      59,213      645,097   29.25%
  VUL-DB Elite (0.90% Fee Rate)                                   8.49      10.95      32,963      361,079   29.05%
  VUL-DB II (0.90% Fee Rate)                                      8.42      10.87      30,944      336,339   29.05%
  VUL Money Guard (1.00% Fee Rate)                                9.14      11.78         608        7,162   28.94%
Fidelity VIP Growth Service Class                                                                                       0.17%
  VUL-CV (0.75% Fee Rate)                                         4.81       6.34     256,695    1,626,500   31.79%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               6.12       8.06     236,957    1,910,512   31.79%
  VUL-CV III (0.75% Fee Rate)                                     8.04      10.60      31,055      329,099   31.79%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        4.79       6.30     219,646    1,384,123   31.59%
  VUL-DB II (0.90% Fee Rate)                                      8.03      10.57      19,881      210,191   31.59%
Fidelity VIP Growth Opportunities Service
 Class                                                                                                                  0.63%
  VUL-CV (0.75% Fee Rate)                                         5.44       7.00     502,423    3,516,717   28.69%
  VUL-CV II (0.75% Fee Rate)                                      7.17       9.22      17,347      159,993   28.69%
  VUL-DB (0.90% Fee Rate)                                         5.88       7.55      83,285      628,757   28.50%

Lincoln Life Flexible Premium Variable Life Account M

                                                              Unit Value Unit Value                                  Investment
                                                 Commencement Beginning  End of     Units                  Total     Income
Subaccount                                       Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Service Class                                                                                  5.44%
  VUL-CV (0.75% Fee Rate)                                       $ 7.26     $ 9.14     204,371   $1,868,836   26.02%
  VUL-CV II (0.75% Fee Rate)                                      9.16      11.54      17,436      201,217   26.02%
  VUL-DB (0.90% Fee Rate)                                         7.23       9.10      66,675      606,449   25.83%
Fidelity VIP Investment Grade Bond                                                                                      4.24%
  VUL I (0.80% Fee Rate)                                         13.36      13.94     211,232    2,945,598    4.37%
Fidelity VIP Overseas Service Class                                                                                     0.36%
  VUL-CV (0.75% Fee Rate)                          03/20/03       7.33      11.18       5,872       65,657   52.56%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               8.20      11.66      14,428      168,215   42.14%
  VUL-CV III (0.75% Fee Rate)                                     7.69      10.93      12,776      139,587   42.14%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.19      11.62      14,245      165,509   41.92%
  VUL-DB II (0.90% Fee Rate)                                      7.68      10.90       8,570       93,411   41.92%
M Fund Frontier Capital Appreciation                                                                                      --
  VUL-CV III (0.75% Fee Rate)                      08/06/03      11.22      14.06       2,824       39,717   25.31%
  VUL-DB II (0.90% Fee Rate)                       10/15/03      12.97      14.05         557        7,820    8.33%
FTVIPT Franklin Small Cap                                                                                                 --
  VUL-CV (0.75% Fee Rate)                                         7.72      10.55      41,066      433,243   36.58%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               8.03      10.97     110,511    1,212,772   36.58%
  VUL-CV III (0.75% Fee Rate)                                     8.13      11.10      90,256    1,002,292   36.58%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.02      10.94      37,184      406,699   36.38%
  VUL-DB II (0.90% Fee Rate)                                      8.12      11.08      28,831      319,403   36.38%
  VUL Money Guard (1.00% Fee Rate)                                8.73      11.89         852       10,131   36.25%
FTVIPT Templeton Foreign Securities                                                                                     1.91%
  VUL I (0.80% Fee Rate)                                          7.74      10.18     323,559    3,293,782   31.50%
FTVIPT Templeton Foreign Securities Class 2                                                                             1.71%
  VUL-CV (0.75% Fee Rate)                                         7.36       9.65     395,188    3,815,458   31.23%
  VUL-CV II (0.75% Fee Rate)                                      7.16       9.40      30,879      290,293   31.23%
  VUL-DB (0.90% Fee Rate)                                         7.60       9.96     139,666    1,391,365   31.03%
FTVIPT Templeton Global Asset Allocation                                                                                2.74%
  VUL I (0.80% Fee Rate)                                         10.19      13.37      44,022      588,802   31.26%
FTVIPT Templeton Growth Securities                                                                                      1.63%
  VUL I (0.80% Fee Rate)                                         10.06      13.23      57,384      759,238   31.57%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                   8.45      11.13      82,151      914,195   31.63%
  VUL-CV III (0.75% Fee Rate)                                     7.93      10.43     104,910    1,094,473   31.63%
  VUL-DB Elite (0.90% Fee Rate)                                   8.44      11.09      43,099      477,984   31.43%
  VUL-DB II (0.90% Fee Rate)                                      7.92      10.41      28,660      298,282   31.43%
FTVIPT Templeton Growth Securities Class 2                                                                              1.43%
  VUL-CV (0.75% Fee Rate)                                         9.73      12.76     150,705    1,922,658   31.15%
  VUL-CV II (0.75% Fee Rate)                                      7.91      10.38      12,403      128,711   31.15%
  VUL-DB (0.90% Fee Rate)                                        10.13      13.26      53,851      714,137   30.95%
Janus Aspen Series Balanced                                                                                             2.14%
  VUL-CV (0.75% Fee Rate)                                         9.70      10.98     803,087    8,814,596   13.20%
  VUL-CV II (0.75% Fee Rate)                                      8.98      10.17      58,474      594,613   13.20%
  VUL-DB (0.90% Fee Rate)                                        10.04      11.35     430,396    4,883,816   13.03%
Janus Aspen Series Balanced Service Shares                                                                              2.08%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                   9.48      10.70     276,856    2,962,440   12.87%
  VUL-CV III (0.75% Fee Rate)                                     9.39      10.60      86,661      918,397   12.87%
  VUL-DB Elite (0.90% Fee Rate)                                   9.46      10.66      51,197      545,919   12.70%
  VUL-DB II (0.90% Fee Rate)                                      9.38      10.57      33,827      357,660   12.70%
Janus Aspen Series Global Technology Service
 Shares                                                                                                                   --
  VUL-CV (0.75% Fee Rate)                                         2.46       3.58     245,522      878,297   45.38%
  VUL-CV II (0.75% Fee Rate)                                      4.47       6.50      22,920      148,906   45.38%
  VUL-DB (0.90% Fee Rate)                                         2.45       3.56     129,413      460,410   45.16%
Janus Aspen Series Mid Cap Growth Service
 Shares                                                                                                                   --
  VUL-CV (0.75% Fee Rate)                                         8.16      10.92      15,196      165,951   33.76%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               7.30       9.76      61,760      602,986   33.76%
  VUL-CV III (0.75% Fee Rate)                                     8.45      11.31      23,399      264,560   33.76%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.29       9.73      14,412      140,233   33.56%
  VUL-DB II (0.90% Fee Rate)                                      8.45      11.28       8,930      100,725   33.56%

Lincoln Life Flexible Premium Variable Life Account M

                                                              Unit Value Unit Value                                   Investment
                                                 Commencement Beginning  End of     Units                   Total     Income
Subaccount                                       Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth                                                                                      1.11%
  VUL-CV (0.75% Fee Rate)                                       $ 7.19     $ 8.85    1,225,551  $10,841,195   23.06%
  VUL-CV II (0.75% Fee Rate)                                      6.27       7.71       80,642      621,896   23.06%
  VUL-DB (0.90% Fee Rate)                                         6.85       8.42      464,078    3,905,632   22.88%
Janus Aspen Series Worldwide Growth Service
 Shares                                                                                                                  0.92%
  VUL-CV II Elite and VUL-FLEX (0.75% Fee Rate)                   7.91       9.70      117,659    1,141,767   22.76%
  VUL-CV III (0.75% Fee Rate)                                     8.06       9.90      111,313    1,101,982   22.76%
  VUL-DB Elite (0.90% Fee Rate)                                   7.89       9.67       60,677      586,773   22.57%
  VUL-DB II (0.90% Fee Rate)                                      8.06       9.88       29,768      293,989   22.57%
Lincoln VIPT Aggressive Growth                                                                                             --
  VUL-CV (0.75% Fee Rate)                                         7.57       9.96        2,224       22,159   31.63%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               7.57       9.96        4,861       48,433   31.63%
  VUL-CV III (0.75% Fee Rate)                                     7.90      10.39        4,964       51,598   31.63%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.56       9.93          788        7,827   31.44%
  VUL-DB II (0.90% Fee Rate)                       05/01/03       8.22      10.37          509        5,274   26.08%
Lincoln VIPT Bond                                                                                                        4.37%
  VUL-CV (0.75% Fee Rate)                                        12.98      13.82      823,663   11,384,815    6.48%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                              11.47      12.21      566,738    6,919,105    6.48%
  VUL-CV III (0.75% Fee Rate)                                    10.64      11.33      408,046    4,621,625    6.48%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       12.98      13.80      572,356    7,898,252    6.32%
  VUL-DB II (0.90% Fee Rate)                                     10.63      11.30      126,340    1,427,585    6.32%
  VUL Money Guard (1.00% Fee Rate)                               11.05      11.74        1,352       15,876    6.22%
Lincoln VIPT Capital Appreciation                                                                                          --
  VUL-CV (0.75% Fee Rate)                                         5.75       7.56      620,039    4,690,151   31.47%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               5.75       7.56       31,297      236,555   31.47%
  VUL-CV III (0.75% Fee Rate)                                     8.03      10.56       14,899      157,303   31.47%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        5.72       7.51      328,687    2,466,812   31.27%
  VUL-DB II (0.90% Fee Rate)                                      8.02      10.53        6,476       68,211   31.27%
Lincoln VIPT Equity-Income                                                                                               1.14%
  VUL-CV (0.75% Fee Rate)                                         8.31      10.91      314,505    3,432,256   31.35%
  VUL-CV II (0.75% Fee Rate)                                      7.91      10.39       13,686      142,265   31.35%
  VUL-DB (0.90% Fee Rate)                                         9.52      12.49       81,175    1,013,905   31.16%
Lincoln VIPT Global Asset Allocation                                                                                     3.23%
  VUL-CV (0.75% Fee Rate)                                         8.11       9.70       44,376      430,283   19.50%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               8.35       9.97       10,665      106,385   19.50%
  VUL-CV III (0.75% Fee Rate)                                     8.96      10.71        6,154       65,914   19.50%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        8.35       9.97       34,258      341,387   19.32%
  VUL-DB II (0.90% Fee Rate)                                      8.96      10.69        1,287       13,752   19.33%
Lincoln VIPT International                                                                                               2.57%
  VUL-CV (0.75% Fee Rate)                                         8.26      11.60       18,775      217,879   40.56%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                               9.04      12.70       10,172      129,202   40.56%
  VUL-CV III (0.75% Fee Rate)                                     8.16      11.48       47,567      545,848   40.56%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        9.02      12.66       24,550      310,802   40.35%
  VUL-DB II (0.90% Fee Rate)                                      8.16      11.45       24,763      283,489   40.35%
Lincoln VIPT Money Market                                                                                                0.69%
  VUL I (0.80% Fee Rate)                                         11.60      11.59      201,151    2,330,935   (0.12)%
  VUL-CV (0.75% Fee Rate)                                        11.24      11.23      845,491    9,495,076   (0.07)%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                              10.23      10.22    1,673,767   17,103,438   (0.07)%
  VUL-CV III (0.75% Fee Rate)                                    10.03      10.02      308,552    3,092,760   (0.07)%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       10.98      10.96    1,022,868   11,210,218   (0.22)%
  VUL-DB II (0.90% Fee Rate)                                     10.02      10.00      358,096    3,580,711   (0.22)%
Lincoln VIPT Social Awareness                                                                                            0.95%
  VUL-CV (0.75% Fee Rate)                                         7.06       9.24      116,482    1,076,031   30.88%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                               7.17       9.38       19,209      180,191   30.88%
  VUL-CV III (0.75% Fee Rate)                                     8.39      10.99       19,985      219,550   30.88%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.47       9.77       24,837      242,581   30.68%
  VUL-DB II (0.90% Fee Rate)                                      8.39      10.96        9,698      106,288   30.68%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities                                                                                      0.23%
  VUL-CV (0.75% Fee Rate)                                  $ 7.68     $ 9.72          59   $      577   26.57%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          7.48       9.46      31,493      297,890   26.44%
  VUL-CV III (0.75% Fee Rate)                                8.03      10.15       8,296       84,202   26.44%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   7.47       9.43       4,192       39,519   26.25%
  VUL-DB II (0.90% Fee Rate)                                 8.02      10.13       3,007       30,442   26.25%
MFS VIT Emerging Growth                                                                                              --
  VUL I (0.80% Fee Rate)                                     6.93       8.96     275,297    2,465,901   29.19%
  VUL-CV (0.75% Fee Rate)                                    5.71       7.38     849,177    6,271,071   29.25%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          5.49       7.09      66,336      470,416   29.25%
  VUL-CV III (0.75% Fee Rate)                                8.02      10.37      39,947      414,267   29.25%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.53       7.14     256,394    1,830,816   29.06%
  VUL-DB II (0.90% Fee Rate)                                 8.02      10.35       4,994       51,668   29.06%
MFS VIT Total Return                                                                                               1.60%
  VUL I (0.80% Fee Rate)                                    11.44      13.20     197,096    2,601,479   15.40%
  VUL-CV (0.75% Fee Rate)                                   10.61      12.25     440,149    5,390,673   15.45%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          9.29      10.73     327,276    3,511,090   15.45%
  VUL-CV III (0.75% Fee Rate)                                9.37      10.82     153,676    1,662,765   15.45%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.22      12.93     333,741    4,315,315   15.28%
  VUL-DB II (0.90% Fee Rate)                                 9.36      10.79      65,839      710,659   15.28%
  VUL Money Guard (1.00% Fee Rate)                          10.01      11.53       1,015       11,698   15.17%
MFS VIT Utilities                                                                                                  2.26%
  VUL I (0.80% Fee Rate)                                     8.57      11.55     100,092    1,156,324   34.81%
  VUL-CV (0.75% Fee Rate)                                    7.46      10.06     337,600    3,396,416   34.88%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          5.92       7.99     112,648      899,713   34.88%
  VUL-CV III (0.75% Fee Rate)                                9.09      12.26      36,081      442,276   34.88%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.36       9.91     175,847    1,742,464   34.68%
  VUL-DB II (0.90% Fee Rate)                                 9.08      12.23       3,227       39,461   34.68%
NB AMT Mid-Cap Growth                                                                                                --
  VUL-CV (0.75% Fee Rate)                                    7.26       9.23     414,909    3,828,935   27.11%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          6.13       7.79     289,828    2,258,013   27.11%
  VUL-CV III (0.75% Fee Rate)                                7.98      10.14     147,600    1,496,701   27.11%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.33       9.30     259,344    2,411,711   26.92%
  VUL-DB II (0.90% Fee Rate)                                 7.97      10.12      39,705      401,671   26.92%
  VUL Money Guard (1.00% Fee Rate)                           8.41      10.67         387        4,123   26.81%
NB AMT Partners                                                                                                      --
  VUL-CV (0.75% Fee Rate)                                    6.90       9.26      97,555      903,055   34.08%
  VUL-CV II (0.75% Fee Rate)                                 7.27       9.74      18,664      181,840   34.08%
  VUL-DB (0.90% Fee Rate)                                    8.23      11.01      36,918      406,622   33.88%
NB AMT Regency                                                                                                       --
  VUL-CV (0.75% Fee Rate)                                    8.52      11.48     174,152    1,999,864   34.83%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          9.31      12.56      39,339      494,045   34.83%
  VUL-CV III (0.75% Fee Rate)                                8.65      11.67      38,492      449,123   34.83%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.30      12.52      38,995      488,066   34.63%
  VUL-DB II (0.90% Fee Rate)                                 8.65      11.64      21,411      249,223   34.63%
PIMCO VIT OPCAP Global Equity                                                                                      0.63%
  VUL I (0.80% Fee Rate)                                     8.97      11.71      57,184      669,695   30.50%
PIMCO VIT OPCAP Managed                                                                                            1.78%
  VUL I (0.80% Fee Rate)                                     8.62      10.41      63,899      665,512   20.78%
Putnam VT Growth & Income Class IB                                                                                 1.22%
  VUL-CV (0.75% Fee Rate)                                    8.21      10.38       1,573       16,321   26.43%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          8.19      10.36     140,629    1,456,767   26.43%
  VUL-CV III (0.75% Fee Rate)                                8.44      10.67      19,438      207,409   26.43%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.18      10.32      13,617      140,591   26.24%
  VUL-DB II (0.90% Fee Rate)                                 8.43      10.65      15,305      162,930   26.24%

Lincoln Life Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                   Investment
                                            Commencement Beginning  End of     Units                   Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Class IB                                                                                  0.44%
  VUL-CV (0.75% Fee Rate)                                  $ 8.55     $10.04        1,770  $    17,775   17.50%
  VUL-CV II Elite, VUL-CV II, and VUL-FLEX
   (0.75% Fee Rate)                                          7.97       9.36       49,344      462,110   17.50%
  VUL-CV III (0.75% Fee Rate)                                8.81      10.36       22,154      229,420   17.50%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   7.95       9.33       26,746      249,626   17.33%
  VUL-DB II (0.90% Fee Rate)                                 8.81      10.33        6,705       69,269   17.33%
Scudder VIT EAFE Equity Index                                                                                       3.89%
  VUL-CV (0.75% Fee Rate)                                    6.00       7.95      131,871    1,047,950   32.36%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          6.44       8.53      104,456      891,052   32.36%
  VUL-CV III (0.75% Fee Rate)                                7.79      10.31       97,087    1,000,788   32.36%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.69       7.53       96,294      724,668   32.16%
  VUL-DB II (0.90% Fee Rate)                                 7.78      10.28        8,700       89,470   32.16%
Scudder VIT Equity 500 Index                                                                                        1.18%
  VUL I (0.80% Fee Rate)                                     8.04      10.22      881,874    9,011,842   27.14%
  VUL-CV (0.75% Fee Rate)                                    6.67       8.49    2,146,329   18,217,087   27.20%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.07       8.99    1,512,964   13,598,929   27.20%
  VUL-CV III (0.75% Fee Rate)                                8.49      10.80      349,348    3,774,226   27.20%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.06       8.97      612,431    5,491,470   27.01%
  VUL-DB II (0.90% Fee Rate)                                 8.49      10.78       79,874      860,884   27.01%
Scudder VIT Small Cap Index                                                                                         0.81%
  VUL-CV (0.75% Fee Rate)                                    8.70      12.64      206,196    2,606,410   45.33%
  VUL-CV II, VUL-FLEX, and VUL-CV II Elite
   (0.75% Fee Rate)                                          7.89      11.46      161,539    1,851,289   45.33%
  VUL-CV III (0.75% Fee Rate)                                8.12      11.80      141,811    1,673,315   45.33%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.35      13.57      118,066    1,601,780   45.12%
  VUL-DB II (0.90% Fee Rate)                                 8.11      11.77       21,811      256,765   45.11%
M Fund Turner Core Growth                                                                                           0.21%
  VUL-CV III (0.75% Fee Rate)                 08/06/03      10.77      12.48        2,687       33,542   15.88%
  VUL-DB II (0.90% Fee Rate)                  12/11/03      12.00      12.47            3           42    3.92%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                   Unit Value Unit Value                                    Investment
                                                   Beginning  End of     Units                   Total      Income
Subaccount                                         of Period  Period     Outstanding Net Assets  Return(40) Ratio(41)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                    --
  VUL I (.80% Fee Rate)                              $10.61     $ 7.96      291,429  $ 2,321,221   (24.96)%
AIM V.I. Diversified Income                                                                                    7.82%
  VUL I (.80% Fee Rate)                                9.93      10.08       63,747      642,565     1.48%
AIM V.I. Growth                                                                                                  --
  VUL I (.80% Fee Rate)                                8.09       5.54      432,737    2,396,156   (31.52)%
  VUL-CV (.75% Fee Rate)                               6.46       4.43    2,013,480    8,914,728   (31.49)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        8.71       5.97      104,097      621,136   (31.49)%
  VUL-CV III (.75% Fee Rate)(23)                       8.13       8.13        4,832       39,285    (0.01)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              6.59       4.51      557,232    2,512,019   (31.59)%
  VUL-DB II (.90% Fee Rate)(12)                        8.63       8.12        1,809       14,694    (5.92)%
  VUL Money Guard (1.00% Fee Rate)                    11.15       7.62        2,205       16,807   (31.67)%
AIM V.I. International Growth                                                                                  0.62%
  VUL-CV (.75% Fee Rate)                               8.45       7.07      234,882    1,660,759   (16.30)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        8.64       7.23       94,890      685,790   (16.30)%
  VUL-CV III (.75% Fee Rate)(16)                       8.40       8.19        8,426       68,982    (2.48)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              7.81       6.53      139,039      907,497   (16.43)%
  VUL-DB II (.90% Fee Rate)(34)                        8.06       8.18          329        2,689     1.55%
  VUL Money Guard (1.00% Fee Rate)                    10.64       8.88          539        4,787   (16.53)%
AIM V.I. Premier Equity                                                                                        0.34%
  VUL I (.80% Fee Rate)                               11.02       7.62      516,782    3,939,429   (30.82)%
  VUL-CV (.75% Fee Rate)                               8.71       6.03    2,128,274   12,834,474   (30.78)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        8.99       6.22      211,704    1,317,550   (30.78)%
  VUL-CV III (.75% Fee Rate)(23)                       8.28       8.22        1,340       11,016    (0.81)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              8.96       6.19      651,902    4,036,157   (30.88)%
  VUL-DB II (.90% Fee Rate)(33)                        7.71       8.21          220        1,808     6.55%
American Funds Global Small Capitalization Class 2                                                             0.73%
  VUL-CV (.75% Fee Rate)                               6.70       5.38      267,475    1,439,933   (19.66)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        9.16       7.36      160,417    1,180,759   (19.66)%
  VUL-CV III (.75% Fee Rate)(10)                       9.31       7.96        8,704       69,308   (14.46)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              9.55       7.66      123,113      942,966   (19.78)%
  VUL-DB II (.90% Fee Rate)(12)                        9.10       7.96        3,085       24,541   (12.56)%
  VUL Money Guard (1.00% Fee Rate)                    12.53      10.04          125        1,258   (19.84)%
American Funds Growth Class 2                                                                                  0.04%
  VUL-CV (.75% Fee Rate)                               7.47       5.60    1,566,931    8,772,822   (25.02)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        8.71       6.53    1,288,450    8,416,785   (25.02)%
  VUL-CV III (.75% Fee Rate)(8)                        8.97       8.41       74,995      630,953    (6.18)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)             11.18       8.37      754,835    6,320,073   (25.13)%
  VUL-DB II (.90% Fee Rate)(6)                         9.64       8.41       17,804      149,667   (12.78)%
  VUL Money Guard (1.00% Fee Rate)                    12.34       9.23        2,114       19,511   (25.20)%
American Funds Growth-Income Class 2                                                                           1.18%
  VUL-CV (.75% Fee Rate)                              10.61       8.60      827,072    7,115,098   (18.95)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        9.76       7.91    1,012,298    8,010,953   (18.95)%
  VUL-CV III (.75% Fee Rate)(8)                        9.27       8.40       55,858      469,157    (9.38)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)             11.88       9.62      587,735    5,652,279   (19.08)%
  VUL-DB II (.90% Fee Rate)(10)                        9.42       8.39       39,533      331,746   (10.89)%
  VUL Money Guard (1.00% Fee Rate)                    11.34       9.16        2,708       24,817   (19.16)%
American Funds International Class 2                                                                           2.28%
  VUL-CV (.75% Fee Rate)(1)                           10.00       8.21       47,880      392,989   (17.92)%
  VUL-CV II Elite (.75% Fee Rate)                     10.25       8.66      150,944    1,307,784   (15.48)%
  VUL-CV III (.75% Fee Rate)(10)                       9.46       8.29       24,605      204,024   (12.36)%
  VUL-DB Elite (.90% Fee Rate)                        10.25       8.65       35,903      310,472   (15.61)%
  VUL-DB II (.90% Fee Rate)(6)                         9.38       8.28        4,155       34,422   (11.71)%
  VUL Money Guard (1.00% Fee Rate)                    10.86       9.16        1,146       10,488   (15.70)%

Lincoln Life Flexible Premium Variable Life Account M

                                                 Unit Value Unit Value                                   Investment
                                                 Beginning  End of     Units                  Total      Income
Subaccount                                       of Period  Period     Outstanding Net Assets Return(40) Ratio(41)
-------------------------------------------------------------------------------------------------------------------
ABVPSF Small Cap Value                                                                                      0.18%
  VUL-CV (.75% Fee Rate)(1)                        $10.00     $ 8.42      26,261   $  221,043   (15.83)%
  VUL-CV II Elite (.75% Fee Rate)                   10.95      10.19      69,438      707,647    (6.90)%
  VUL-CV III (.75% Fee Rate)(10)                     9.46       8.52       9,136       77,879    (9.85)%
  VUL-DB Elite (.90% Fee Rate)                      10.94      10.17      27,122      275,879    (7.04)%
  VUL-DB II (.90% Fee Rate)(10)                      9.45       8.52       8,571       72,994    (9.91)%
  VUL Money Guard (1.00% Fee Rate)                  11.86      11.02       1,102       12,139    (7.12)%
ABVPSF Growth and Income                                                                                    0.78%
  VUL-CV (.75% Fee Rate)(2)                         10.17       8.09      12,263       99,161   (20.48)%
  VUL-CV II Elite (.75% Fee Rate)                   10.38       8.03     177,415    1,424,733   (22.63)%
  VUL-CV III (.75% Fee Rate)(10)                     9.43       8.39      16,680      140,005   (10.97)%
  VUL-DB Elite (.90% Fee Rate)                      10.38       8.01     108,282      867,871   (22.75)%
  VUL-DB II (.90% Fee Rate)(6)                       9.80       8.39       8,894       74,589   (14.39)%
  VUL Money Guard (1.00% Fee Rate)                  11.34       8.75         810        7,089   (22.84)%
ABVPSF Premier Growth                                                                                         --
  VUL-CV (.75% Fee Rate)(12)                         8.58       8.09       1,250       10,115    (5.71)%
  VUL-CV II Elite (.75% Fee Rate)                   11.04       7.60      53,372      405,737   (31.16)%
  VUL-CV III (.75% Fee Rate)(10)                     9.52       8.30       2,397       19,910   (12.77)%
  VUL-DB Elite (.90% Fee Rate)                      11.04       7.59      15,506      117,664   (31.27)%
  VUL-DB II (.90% Fee Rate)(27)                      9.29       8.30       6,230       51,697   (10.66)%
ABVPSF Technology                                                                                             --
  VUL-CV (.75% Fee Rate)(31)                         6.48       6.99         177        1,234     7.94%
  VUL-CV II Elite (.75% Fee Rate)                   11.60       6.71      18,679      125,367   (42.14)%
  VUL-CV III (.75% Fee Rate)(8)                      8.62       7.42       7,941       58,947   (13.83)%
  VUL-DB Elite (.90% Fee Rate)                      11.59       6.70       9,179       61,481   (42.23)%
  VUL-DB II (.90% Fee Rate)(32)                      6.83       7.42       4,806       35,646     8.62%
  VUL Money Guard (1.00% Fee Rate)                  12.91       7.45         208        1,548   (42.29)%
Baron Capital Asset                                                                                           --
  VUL-CV (.75% Fee Rate)                            12.17      10.36     236,440    2,450,089   (14.84)%
  VUL-CV II (.75% Fee Rate)                         10.61       9.03      25,513      230,484   (14.84)%
  VUL-DB (.90% Fee Rate)                            13.66      11.61      71,459      829,888   (14.97)%
Delaware VIPT Devon                                                                                         0.91%
  VUL-CV (.75% Fee Rate)                             7.22       5.56      57,776      321,241   (22.94)%
  VUL-CV II (.75% Fee Rate)                          9.15       7.05         464        3,275   (22.95)%
  VUL-DB (.90% Fee Rate)                             8.36       6.43       2,309       14,855   (23.06)%
Delaware VIPT Emerging Markets                                                                              2.59%
  VUL I (.80% Fee Rate)                              9.00       9.39      36,244      340,342     4.34%
  VUL-CV (.75% Fee Rate)                             9.59      10.01     131,381    1,314,831     4.39%
  VUL-CV II (.75% Fee Rate)                          9.72      10.14       4,786       48,545     4.39%
  VUL-DB (.90% Fee Rate)                             9.83      10.24      28,394      290,887     4.23%
Delaware VIPT High Yield                                                                                    9.38%
  VUL-CV (.75% Fee Rate)                             7.47       7.55     128,459      969,399     1.08%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      9.93      10.04      48,559      487,517     1.08%
  VUL-CV III (.75% Fee Rate)(7)                      9.53      10.04       5,743       57,663     5.34%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            8.02       8.10      93,998      761,108     0.93%
  VUL-DB II (.90% Fee Rate)(30)                      9.49      10.03       1,628       16,336     5.70%
  VUL Money Guard (1.00% Fee Rate)                  10.35      10.43         667        6,956     0.81%
Delaware VIPT Value                                                                                         0.43%
  VUL-CV (.75% Fee Rate)(3)                         10.07       8.14       2,152       17,526   (19.17)%
  VUL-CV II Elite (.75% Fee Rate)                   10.35       8.36      15,613      130,471   (19.28)%
  VUL-CV III (.75% Fee Rate)(22)                     8.80       8.37      14,364      120,184    (4.90)%
  VUL-DB Elite (.90% Fee Rate)                      10.35       8.34      18,691      155,914   (19.41)%
  VUL-DB II (.90% Fee Rate)(37)                      8.27       8.36       1,948       16,282     1.04%
Delaware VIPT REIT                                                                                          1.70%
  VUL-CV (.75% Fee Rate)                            12.95      13.43     191,533    2,572,612     3.74%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)     10.96      11.37     105,687    1,202,091     3.74%
  VUL-CV III (.75% Fee Rate)(7)                     10.24       9.34      20,783      194,189    (8.78)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           14.62      15.14      82,842    1,254,282     3.59%
  VUL-DB II (.90% Fee Rate)(18)                      9.53       9.34       3,831       35,768    (2.05)%
Delaware VIPT Small Cap Value                                                                               0.48%
  VUL I (.80% Fee Rate)                             11.96      11.20     223,173    2,498,945    (6.35)%
  VUL-CV (.75% Fee Rate)                            12.32      11.54     427,009    4,928,259    (6.31)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)     10.55       9.89     320,115    3,164,707    (6.31)%
  VUL-CV III (.75% Fee Rate)(8)                      9.67       8.54      19,189      163,789   (11.71)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           13.78      12.89     185,594    2,391,904    (6.45)%
  VUL-DB II (.90% Fee Rate)(17)                      8.21       8.53      10,364       88,394     3.85%
  VUL Money Guard (1.00% Fee Rate)                  11.82      11.05         784        8,670    (6.53)%

Lincoln Life Flexible Premium Variable Life Account M

                                                 Unit Value Unit Value                                   Investment
                                                 Beginning  End of     Units                  Total      Income
Subaccount                                       of Period  Period     Outstanding Net Assets Return(40) Ratio(41)
-------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend                                                                                           --
  VUL I (.80% Fee Rate)                            $14.46     $11.48     146,271   $1,679,746   (20.58)%
  VUL-CV (.75% Fee Rate)                            12.10       9.62     634,059    6,097,555   (20.54)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      9.77       7.76     202,556    1,571,945   (20.54)%
  VUL-CV III (.75% Fee Rate)(8)                      9.19       8.54      19,603      167,349    (7.09)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           10.75       8.53     244,764    2,087,753   (20.66)%
  VUL-DB II (.90% Fee Rate)(18)                      8.49       8.53      15,496      132,168     0.46%
  VUL Money Guard (1.00% Fee Rate)                  12.82      10.16       1,012       10,284   (20.72)%
Delaware VIPT U.S. Growth                                                                                   0.29%
  VUL-CV II Elite (.75% Fee Rate)                   10.88       7.64       3,359       25,660   (29.78)%
  VUL-CV III (.75% Fee Rate)(35)                     8.09       7.79         381        2,966    (3.73)%
  VUL-DB Elite (.90% Fee Rate)                      10.88       7.63         188        1,437   (29.88)%
  VUL-DB II (.90% Fee Rate)(39)                      7.96       7.78         457        3,559    (2.22)%
Fidelity VIP Asset Manager                                                                                  3.85%
  VUL I (.80% Fee Rate)                             10.61       9.61      80,251      771,057    (9.46)%
Fidelity VIP Contrafund Service Class                                                                       0.70%
  VUL-CV (.75% Fee Rate)                             9.23       8.30     862,522    7,160,450   (10.10)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      9.60       8.63     248,645    2,145,255   (10.10)%
  VUL-CV III (.75% Fee Rate)(15)                     8.27       8.82      26,078      230,066     6.64%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            9.73       8.73     254,166    2,219,197   (10.24)%
  VUL-DB II (.90% Fee Rate)(10)                      9.61       8.82       9,781       86,221    (8.26)%
Fidelity VIP Equity-Income                                                                                  1.73%
  VUL I (.80% Fee Rate)                             10.95       9.02     447,889    4,040,274   (17.61)%
Fidelity VIP Equity-Income Service Class                                                                    0.38%
  VUL-CV II Elite (.75% Fee Rate)                   10.32       8.50     102,732      873,686   (17.62)%
  VUL-CV III (.75% Fee Rate)(15)                     7.89       8.43      10,576       89,151     6.87%
  VUL-DB Elite (.90% Fee Rate)                      10.32       8.49      25,835      219,284   (17.74)%
  VUL-DB II (.90% Fee Rate)(20)                      8.26       8.42       1,960       16,509     2.01%
  VUL Money Guard (1.00% Fee Rate)                  11.12       9.14         594        5,429   (17.83)%
Fidelity VIP Growth Service Class                                                                           0.13%
  VUL-CV (.75% Fee Rate)                             6.94       4.81     270,024    1,298,244   (30.72)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      8.83       6.12     163,839    1,002,336   (30.72)%
  VUL-CV III (.75% Fee Rate)(22)                     8.33       8.04       2,486       19,994    (3.48)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            6.92       4.79     199,288      954,329   (30.83)%
  VUL-DB II (.90% Fee Rate)(24)                      8.84       8.03       1,190        9,560    (9.10)%
Fidelity VIP Growth Opportunities Service Class                                                             0.92%
  VUL-CV (.75% Fee Rate)                             7.02       5.44     523,209    2,845,669   (22.50)%
  VUL-CV II (.75% Fee Rate)                          9.25       7.17      15,072      108,016   (22.50)%
  VUL-DB (.90% Fee Rate)                             7.59       5.88      87,448      513,759   (22.62)%
Fidelity VIP High Income Service Class                                                                     11.59%
  VUL-CV (.75% Fee Rate)                             7.06       7.26     119,588      867,747     2.84%
  VUL-CV II (.75% Fee Rate)                          8.90       9.16      34,165      312,855     2.84%
  VUL-DB (.90% Fee Rate)                             7.04       7.23      64,939      469,398     2.69%
Fidelity VIP Investment Grade Bond                                                                          3.67%
  VUL I (.80% Fee Rate)                             12.21      13.36     268,849    3,592,235     9.46%
Fidelity VIP Overseas Service Class                                                                         0.20%
  VUL-CV (.75% Fee Rate)(1)                         10.00       7.87          51          398   (21.33)%
  VUL-CV II Elite (.75% Fee Rate)                   10.37       8.20      15,588      127,857   (20.94)%
  VUL-CV III (.75% Fee Rate)(16)                     8.13       7.69       1,231        9,465    (5.43)%
  VUL-DB Elite (.90% Fee Rate)                      10.37       8.19       7,223       59,129   (21.06)%
  VUL-DB II (.90% Fee Rate)(12)                      9.23       7.68       1,701       13,065   (16.78)%
Janus Aspen Series Mid Cap Growth Service Shares                                                              --
  VUL-CV (.75% Fee Rate)(14)                         8.05       8.16         762        6,221     1.48%
  VUL-CV II Elite (.75% Fee Rate)                   10.23       7.30      18,372      134,096   (28.66)%
  VUL-CV III (.75% Fee Rate)(8)                      9.21       8.45       9,328       78,853    (8.24)%
  VUL-DB Elite (.90% Fee Rate)                      10.23       7.29       5,501       40,075   (28.77)%
  VUL-DB II (.90% Fee Rate)(31)                      8.26       8.45         695        5,867     2.30%
Janus Aspen Series Balanced                                                                                 2.44%
  VUL-CV (.75% Fee Rate)                            10.44       9.70     967,268    9,378,821    (7.14)%
  VUL-CV II (.75% Fee Rate)                          9.67       8.98      53,800      483,299    (7.14)%
  VUL-DB (.90% Fee Rate)                            10.83      10.04     459,231    4,610,363    (7.28)%

Lincoln Life Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                   Total      Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(40) Ratio(41)
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Service Shares                                                                      2.57%
  VUL-CV II Elite (.75% Fee Rate)                     $10.23     $ 9.48      199,449  $ 1,890,760    (7.37)%
  VUL-CV III (.75% Fee Rate)(19)                        9.31       9.39       24,376      228,864     0.87%
  VUL-DB Elite (.90% Fee Rate)                         10.23       9.46       33,394      315,952    (7.51)%
  VUL-DB II (.90% Fee Rate)(18)                         9.40       9.38        2,829       26,543    (0.18)%
Janus Aspen Series Global Technology Service Shares                                                               --
  VUL-CV (.75% Fee Rate)                                4.20       2.46      222,817      548,257   (41.37)%
  VUL-CV II (.75% Fee Rate)                             7.62       4.47       26,279      117,438   (41.37)%
  VUL-DB (.90% Fee Rate)                                4.19       2.45      134,040      328,505   (41.46)%
Janus Aspen Series Worldwide Growth                                                                             0.90%
  VUL-CV (.75% Fee Rate)                                9.72       7.19    1,401,785   10,076,115   (26.06)%
  VUL-CV II (.75% Fee Rate)                             8.47       6.27      120,354      754,198   (26.06)%
  VUL-DB (.90% Fee Rate)                                9.28       6.85      487,247    3,337,075   (26.17)%
Janus Aspen Series Worldwide Growth Service Shares                                                              0.79%
  VUL-CV II Elite (.75% Fee Rate)                      10.72       7.91      121,763      962,541   (26.26)%
  VUL-CV III (.75% Fee Rate)(9)                         9.10       8.06       24,712      199,292   (11.40)%
  VUL-DB Elite (.90% Fee Rate)                         10.72       7.89       58,806      463,952   (26.37)%
  VUL-DB II (.90% Fee Rate)(18)                         8.55       8.06       10,129       81,609    (5.71)%
Lincoln VIPT Aggressive Growth                                                                                    --
  VUL-CV (.75% Fee Rate)(5)                             9.43       7.57        2,097       15,877   (19.75)%
  VUL-CV II Elite (.75% Fee Rate)                      10.93       7.57        1,836       13,899   (30.75)%
  VUL-CV III (.75% Fee Rate)(35)                        8.13       7.90          483        3,815    (2.85)%
  VUL-DB Elite (.90% Fee Rate)                         10.93       7.56          802        6,058   (30.84)%
Lincoln VIPT Bond                                                                                               5.29%
  VUL-CV (.75% Fee Rate)                               11.87      12.98      997,626   12,950,091     9.33%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        10.49      11.47      541,485    6,208,442     9.33%
  VUL-CV III (.75% Fee Rate)(9)                        10.02      10.64       52,186      555,099     6.12%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              11.89      12.98      554,375    7,195,294     9.17%
  VUL-DB II (.90% Fee Rate)(6)                         10.10      10.63       18,102      192,386     5.27%
  VUL Money Guard (1.00% Fee Rate)                     10.14      11.05        1,606       17,756     9.04%
Lincoln VIPT Capital Appreciation                                                                                 --
  VUL-CV (.75% Fee Rate)                                7.94       5.75      645,760    3,715,466   (27.51)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)         7.93       5.75       25,851      148,621   (27.51)%
  VUL-CV III (.75% Fee Rate)(28)                        8.57       8.03          642        5,153    (6.34)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               7.90       5.72      295,086    1,687,050   (27.62)%
  VUL-DB II (.90% Fee Rate)(24)                         8.85       8.02          376        3,015    (9.29)%
Lincoln VIPT Equity-Income                                                                                      1.04%
  VUL-CV (.75% Fee Rate)                                9.93       8.31      147,604    1,226,328   (16.30)%
  VUL-CV II (.75% Fee Rate)                             9.45       7.91       12,236       96,829   (16.30)%
  VUL-DB (.90% Fee Rate)                               11.39       9.52       97,093      924,637   (16.42)%
Lincoln VIPT Global Asset Allocation                                                                            1.56%
  VUL-CV (.75% Fee Rate)                                9.29       8.11       32,111      260,543   (12.64)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)         9.56       8.35        3,223       26,903   (12.65)%
  VUL-CV III (.75% Fee Rate)(29)                        9.00       8.96        3,211       28,783    (0.39)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               9.57       8.35       21,729      181,465   (12.78)%
  VUL-DB II (.90% Fee Rate)(36)                         9.07       8.96          185        1,661    (1.21)%
Lincoln VIPT International                                                                                      3.56%
  VUL-CV (.75% Fee Rate)(1)                            10.00       8.26        2,451       20,234   (17.44)%
  VUL-CV II Elite (.75% Fee Rate)                      10.20       9.04       17,278      156,134   (11.44)%
  VUL-CV III (.75% Fee Rate)(11)                        9.64       8.16        4,122       33,649   (15.34)%
  VUL-DB Elite (.90% Fee Rate)                         10.20       9.02       11,322      102,132   (11.57)%
  VUL-DB II (.90% Fee Rate)(32)                         7.73       8.16        6,320       51,551     5.47%
Lincoln VIPT Money Market                                                                                       1.38%
  VUL I (.80% Fee Rate)                                11.53      11.60      209,816    2,434,304     0.60%
  VUL-CV (.75% Fee Rate)                               11.17      11.24    1,170,917   13,159,127     0.65%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)        10.16      10.23    2,183,897   22,332,233     0.65%
  VUL-CV III (.75% Fee Rate)(7)                        10.00      10.03      132,032    1,324,371     0.27%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.93      10.98    1,323,526   14,537,513     0.50%
  VUL-DB II (.90% Fee Rate)(6)                         10.00      10.02       93,479      936,805     0.19%
Lincoln VIPT Social Awareness                                                                                   0.97%
  VUL-CV (.75% Fee Rate)                                9.13       7.06      108,374      764,936   (22.70)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)         9.27       7.17       20,818      149,211   (22.70)%
  VUL-CV III (.75% Fee Rate)(19)                        8.20       8.39        5,823       48,878     2.39%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               9.68       7.47       20,372      152,256   (22.82)%
  VUL-DB II (.90% Fee Rate)(37)                         8.43       8.39          962        8,069    (0.51)%

Lincoln Life Flexible Premium Variable Life Account M

                                                 Unit Value Unit Value                                   Investment
                                                 Beginning  End of     Units                  Total      Income
Subaccount                                       of Period  Period     Outstanding Net Assets Return(40) Ratio(41)
-------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities                                                                               0.03%
  VUL-CV (.75% Fee Rate)(26)                       $ 8.52     $ 7.68          57   $      437    (9.91)%
  VUL-CV II Elite (.75% Fee Rate)                   10.72       7.48      24,498      183,265   (30.22)%
  VUL-CV III (.75% Fee Rate)(8)                      8.93       8.03       1,620       13,001   (10.09)%
  VUL-DB Elite (.90% Fee Rate)                      10.72       7.47       2,286       17,069   (30.32)%
  VUL-DB II (.90% Fee Rate)(10)                      9.16       8.02         755        6,059   (12.48)%
MFS VIT Emerging Growth                                                                                       --
  VUL I (.80% Fee Rate)                             10.55       6.93     260,544    1,806,442   (34.29)%
  VUL-CV (.75% Fee Rate)                             8.69       5.71     900,004    5,142,098   (34.26)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      8.35       5.49      60,987      334,596   (34.26)%
  VUL-CV III (.75% Fee Rate)(8)                      8.96       8.02       1,323       10,617   (10.45)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            8.43       5.53     260,222    1,439,740   (34.35)%
  VUL-DB II (.90% Fee Rate)(38)                      8.35       8.02         559        4,481    (4.01)%
MFS VIT Total Return                                                                                        1.66%
  VUL I (.80% Fee Rate)                             12.16      11.44     230,752    2,639,356    (5.92)%
  VUL-CV (.75% Fee Rate)                            11.27      10.61     416,688    4,420,239    (5.88)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      9.87       9.29     237,503    2,206,934    (5.88)%
  VUL-CV III (.75% Fee Rate)(13)                     9.35       9.37      23,223      217,634     0.18%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           11.93      11.22     331,829    3,721,865    (6.02)%
  VUL-DB II (.90% Fee Rate)(17)                      8.95       9.36      18,456      172,807     4.67%
  VUL Money Guard (1.00% Fee Rate)                  10.66      10.01       1,053       10,544    (6.13)%
MFS VIT Utilities                                                                                           2.61%
  VUL I (.80% Fee Rate)                             11.18       8.57      98,389      843,127   (23.37)%
  VUL-CV (.75% Fee Rate)                             9.73       7.46     318,905    2,378,638   (23.33)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      7.72       5.92      80,263      475,279   (23.33)%
  VUL-CV III (.75% Fee Rate)(21)                     8.48       9.09       1,767       16,062     7.19%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            9.61       7.36     173,108    1,273,642   (23.45)%
  VUL-DB II (.90% Fee Rate)(36)                      8.74       9.08         325        2,951     3.93%
NB AMT Mid-Cap Growth                                                                                         --
  VUL-CV (.75% Fee Rate)                            10.35       7.26     507,258    3,682,634   (29.87)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)      8.74       6.13     168,227    1,031,063   (29.87)%
  VUL-CV III (.75% Fee Rate)(7)                      9.39       7.98      10,176       81,178   (15.01)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           10.46       7.33     233,100    1,707,837   (29.97)%
  VUL-DB II (.90% Fee Rate)(10)                      9.17       7.97       7,913       63,070   (13.08)%
  VUL Money Guard (1.00% Fee Rate)                  12.02       8.41         372        3,125   (30.05)%
NB AMT Partners                                                                                             0.51%
  VUL-CV (.75% Fee Rate)                             9.17       6.90      90,170      622,536   (24.71)%
  VUL-CV II (.75% Fee Rate)                          9.65       7.27      15,335      111,429   (24.71)%
  VUL-DB (.90% Fee Rate)                            10.94       8.23      40,163      330,419   (24.82)%
NB AMT Regency                                                                                              0.07%
  VUL-CV (.75% Fee Rate)(2)                         10.15       8.52       9,482       80,760   (16.11)%
  VUL-CV II Elite (.75% Fee Rate)                   10.49       9.31      26,612      247,880   (11.22)%
  VUL-CV III (.75% Fee Rate)(10)                     9.60       8.65      13,333      115,380    (9.88)%
  VUL-DB Elite (.90% Fee Rate)                      10.49       9.30      32,520      302,338   (11.36)%
  VUL-DB II (.90% Fee Rate)(6)                       9.99       8.65       4,266       36,886   (13.42)%
PIMCO VIT OPCAP Global Equity                                                                               0.50%
  VUL I (.80% Fee Rate)                             10.95       8.97      63,908      573,514   (18.07)%
PIMCO VIT OPCAP Managed                                                                                     1.83%
  VUL I (.80% Fee Rate)                             10.46       8.62      83,177      717,219   (17.54)%
Putnam VT Growth & Income Class IB                                                                          1.72%
  VUL-CV (.75% Fee Rate)(3)                         10.10       8.21       2,704       22,197   (18.76)%
  VUL-CV II Elite (.75% Fee Rate)                   10.19       8.19      50,813      416,336   (19.59)%
  VUL-CV III (.75% Fee Rate)(28)                     8.78       8.44       4,070       34,351    (3.92)%
  VUL-DB Elite (.90% Fee Rate)                      10.19       8.18      11,268       92,152   (19.71)%
  VUL-DB II (.90% Fee Rate)(32)                      7.91       8.43       6,652       56,094     6.63%
Putnam VT Health Sciences Class IB                                                                            --
  VUL-CV (.75% Fee Rate)(4)                         10.13       8.55         212        1,813   (15.59)%
  VUL-CV II Elite (.75% Fee Rate)                   10.08       7.97      23,296      185,660   (20.94)%
  VUL-CV III (.75% Fee Rate)(8)                      9.15       8.81       5,553       48,938    (3.68)%
  VUL-DB Elite (.90% Fee Rate)                      10.08       7.95      15,888      126,385   (21.06)%
  VUL-DB II (.90% Fee Rate)(19)                      8.82       8.81         719        6,329    (0.15)%

Lincoln Life Flexible Premium Variable Life Account M

                                                  Unit Value Unit Value                                    Investment
                                                  Beginning  End of     Units                   Total      Income
Subaccount                                        of Period  Period     Outstanding Net Assets  Return(40) Ratio(41)
---------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                                                                 1.33%
  VUL-CV (.75% Fee Rate)                            $ 7.72     $ 6.00      173,074  $ 1,039,118   (22.18)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)       8.28       6.44       64,536      415,929   (22.18)%
  VUL-CV III (.75% Fee Rate)(7)                       9.52       7.79        1,402       10,919   (18.19)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)             7.33       5.69       83,434      475,095   (22.30)%
  VUL-DB II (.90% Fee Rate)(12)                       9.25       7.78        3,510       27,308   (15.92)%
Scudder VIT Equity 500 Index                                                                                  1.08%
  VUL I (.80% Fee Rate)                              10.43       8.04      958,226    7,702,024   (22.93)%
  VUL-CV (.75% Fee Rate)                              8.65       6.67    2,554,740   17,046,779   (22.90)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)       9.16       7.07      971,196    6,862,714   (22.90)%
  VUL-CV III (.75% Fee Rate)(7)                       9.51       8.49       20,941      177,862   (10.68)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)             9.17       7.06      509,112    3,594,246   (23.01)%
  VUL-DB II (.90% Fee Rate)(6)                        9.79       8.49        7,368       62,529   (13.36)%
Scudder VIT Small Cap Index                                                                                   0.72%
  VUL-CV (.75% Fee Rate)                             11.03       8.70      192,917    1,677,909   (21.18)%
  VUL-CV II and VUL-CV II Elite (.75)% Fee Rate)     10.00       7.89      103,753      818,156   (21.18)%
  VUL-CV III (.75% Fee Rate)(7)                       9.76       8.12       11,021       89,477   (16.77)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            11.88       9.35      108,601    1,015,309   (21.30)%
  VUL-DB II (.90% Fee Rate)(25)                       8.40       8.11        3,188       25,859    (3.48)%
FTVIPT Franklin Small Cap                                                                                     0.36%
  VUL-CV (.75% Fee Rate)(1)                          10.00       7.72        4,393       33,934   (22.76)%
  VUL-CV II Elite (.75% Fee Rate)                    11.33       8.03       52,210      419,507   (29.05)%
  VUL-CV III (.75% Fee Rate)(9)                       8.77       8.13       13,036      105,995    (7.26)%
  VUL-DB Elite (.90% Fee Rate)                       11.32       8.02       17,982      144,219   (29.16)%
  VUL-DB II (.90% Fee Rate)(6)                        9.51       8.12        6,333       51,444   (14.58)%
  VUL Money Guard (1.00% Fee Rate)                   12.33       8.73          894        7,803   (29.22)%
FTVIPT Templeton Foreign Securities                                                                           1.78%
  VUL I (.80% Fee Rate)                               9.56       7.74      335,237    2,595,250   (19.06)%
FTVIPT Templeton Foreign Securities Class 2                                                                   1.57%
  VUL-CV (.75% Fee Rate)                              9.10       7.36      390,181    2,870,722   (19.17)%
  VUL-CV II (.75% Fee Rate)                           8.86       7.16       27,811      199,235   (19.17)%
  VUL-DB (.90% Fee Rate)                              9.42       7.60      126,224      959,684   (19.29)%
FTVIPT Templeton Global Asset Allocation                                                                      1.94%
  VUL I (.80% Fee Rate)                              10.72      10.19       34,846      355,073    (4.93)%
FTVIPT Templeton Growth Securities                                                                            2.33%
  VUL I (.80% Fee Rate)                              12.41      10.06       57,194      575,174   (18.97)%
  VUL-CV II Elite (.75% Fee Rate)                    10.43       8.45       63,659      538,180   (18.93)%
  VUL-CV III (.75% Fee Rate)(9)                       9.12       7.93       10,603       84,031   (13.10)%
  VUL-DB Elite (.90% Fee Rate)                       10.42       8.44       37,267      314,457   (19.05)%
  VUL-DB II (.90% Fee Rate)(6)                        9.44       7.92        4,612       36,521   (16.15)%
FTVIPT Templeton Growth Securities Class 2                                                                    2.19%
  VUL-CV (.75% Fee Rate)                             12.02       9.73       76,363      742,826   (19.10)%
  VUL-CV II (.75% Fee Rate)                           9.78       7.91       13,906      110,035   (19.10)%
  VUL-DB (.90% Fee Rate)                             12.54      10.13       51,745      524,010   (19.22)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/13/2002.
(2) Reflects less than a full year of activity. Funds were first received in this option on 5/17/2002.
(3) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2002.
(4) Reflects less than a full year of activity. Funds were first received in this option on 5/23/2002.
(5) Reflects less than a full year of activity. Funds were first received in this option on 6/06/2002.
(6) Reflects less than a full year of activity. Funds were first received in this option on 6/19/2002.
(7) Reflects less than a full year of activity. Funds were first received in this option on 6/26/2002.
(8) Reflects less than a full year of activity. Funds were first received in this option on 7/01/2002.
(9) Reflects less than a full year of activity. Funds were first received in this option on 7/03/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 7/05/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 7/09/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 7/10/2002.
(13) Reflects less than a full year of activity. Funds were first received in this option on 7/15/2002.
(14) Reflects less than a full year of activity. Funds were first received in this option on 7/19/2002.

Lincoln Life Flexible Premium Variable Life Account M

(15) Reflects less than a full year of activity. Funds were first received in this option on 7/22/2002.
(16) Reflects less than a full year of activity. Funds were first received in this option on 7/23/2002.
(17) Reflects less than a full year of activity. Funds were first received in this option on 7/24/2002.
(18) Reflects less than a full year of activity. Funds were first received in this option on 7/29/2002.
(19) Reflects less than a full year of activity. Funds were first received in this option on 8/02/2002.
(20) Reflects less than a full year of activity. Funds were first received in this option on 8/06/2002.
(21) Reflects less than a full year of activity. Funds were first received in this option on 8/08/2002.
(22) Reflects less than a full year of activity. Funds were first received in this option on 8/12/2002.
(23) Reflects less than a full year of activity. Funds were first received in this option on 8/13/2002.
(24) Reflects less than a full year of activity. Funds were first received in this option on 8/19/2002.
(25) Reflects less than a full year of activity. Funds were first received in this option on 8/20/2002.
(26) Reflects less than a full year of activity. Funds were first received in this option on 8/22/2002.
(27) Reflects less than a full year of activity. Funds were first received in this option on 8/23/2002.
(28) Reflects less than a full year of activity. Funds were first received in this option on 8/29/2002.
(29) Reflects less than a full year of activity. Funds were first received in this option on 9/03/2002.
(30) Reflects less than a full year of activity. Funds were first received in this option on 9/17/2002.
(31) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2002.
(32) Reflects less than a full year of activity. Funds were first received in this option on 9/25/2002.
(33) Reflects less than a full year of activity. Funds were first received in this option on 10/03/2002.
(34) Reflects less than a full year of activity. Funds were first received in this option on 10/22/2002.
(35) Reflects less than a full year of activity. Funds were first received in this option on 10/23/2002.
(36) Reflects less than a full year of activity. Funds were first received in this option on 11/07/2002.
(37) Reflects less than a full year of activity. Funds were first received in this option on 11/08/2002.
(38) Reflects less than a full year of activity. Funds were first received in this option on 12/06/2002.
(39) Reflects less than a full year of activity. Funds were first received in this option on 12/18/2002.
(40) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(41) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                   Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                  7.81%
  VUL I (.80% Fee Rate)                               $13.95     $10.61      286,625  $ 3,042,298  (23.89)%
AIM V.I. Diversified Income                                                                                    7.08%
  VUL I (.80% Fee Rate)                                 9.67       9.93       61,767      613,504    2.77%
AIM V.I. Growth                                                                                                0.25%
  VUL I (.80% Fee Rate)                                12.33       8.09      417,714    3,377,708  (34.41)%
  VUL-CV (.75% Fee Rate)                                9.85       6.46    1,957,097   12,647,584  (34.38)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.71       73,642      641,374  (12.91)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.06       6.59      546,704    3,602,684  (34.48)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.15           97        1,085   11.54%
AIM V.I. International Growth                                                                                  0.40%
  VUL-CV (.75% Fee Rate)                               11.13       8.45      222,248    1,877,552  (24.10)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.64       34,367      296,760  (13.65)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.31       7.81      133,445    1,042,221  (24.22)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.64           97        1,035    6.39%
AIM V.I. Premier Equity                                                                                        0.14%
  VUL I (.80% Fee Rate)                                12.70      11.02      531,405    5,855,175  (13.26)%
  VUL-CV (.75% Fee Rate)                               10.04       8.71    2,176,049   18,957,893  (13.22)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.99       84,088      756,034  (10.09)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.34       8.96      639,328    5,727,071  (13.35)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.34           97        1,103   13.39%
American Funds Global Small Capitalization Class 2                                                             0.80%
  VUL-CV (.75% Fee Rate)                                7.75       6.70      152,746    1,023,485  (13.50)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.16       40,148      367,811   (8.39)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              11.05       9.55      115,526    1,103,001  (13.63)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.53           97        1,219   25.26%
American Funds Growth Class 2                                                                                  0.48%
  VUL-CV (.75% Fee Rate)                                9.19       7.47    1,372,856   10,250,938  (18.76)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.71      335,172    2,920,082  (12.88)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              13.79      11.18      598,689    6,695,351  (18.89)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.34           97        1,201   23.38%
American Funds Growth-Income Class 2                                                                           1.86%
  VUL-CV (.75% Fee Rate)                               10.43      10.61      711,827    7,555,771    1.79%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.76      225,608    2,202,908   (2.36)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              11.69      11.88      344,573    4,094,895    1.64%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.34           97        1,103   13.35%
American Funds International Class 2                                                                             --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.25       17,550      179,902    2.51%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.25        7,201       73,791    2.47%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.86           97        1,057    8.60%
ABVPSF Small Cap Value                                                                                           --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.95        7,659       83,837    9.46%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.94        1,281       14,011    9.42%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.86           97        1,154   18.60%
ABVPSF Growth and Income                                                                                         --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.38       49,195      510,640    3.80%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.38       21,456      222,617    3.75%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.34           97        1,104   13.43%
ABVPSF Premier Growth                                                                                            --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      11.04        2,305       25,451   10.44%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      11.04        4,968       54,851   10.40%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.98           97        1,166   19.82%
ABVPSF Technology                                                                                                --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      11.60          513        5,953   15.99%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      11.59        1,266       14,675   15.94%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.91           97        1,256   29.08%

Lincoln Life Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                  Investment
                                                    Beginning  End of     Units                  Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets Return(4) Ratio(5)
---------------------------------------------------------------------------------------------------------------------
Baron Capital Asset                                                                                             --
  VUL-CV (.75% Fee Rate)                              $10.91     $12.17     140,819   $1,713,489   11.50%
  VUL-CV II (.75% Fee Rate)(1)                         10.00      10.61      22,971      243,680    6.08%
  VUL-DB (.90% Fee Rate)                               12.27      13.66      70,727      965,953   11.33%
Delaware VIPT Devon                                                                                           0.66%
  VUL-CV (.75% Fee Rate)                                8.01       7.22      43,742      315,630   (9.87)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.15         371        3,397   (8.46)%
  VUL-DB (.90% Fee Rate)                                9.29       8.36       1,757       14,691  (10.01)%
Delaware VIPT Emerging Markets                                                                                0.43%
  VUL I (.80% Fee Rate)                                 8.62       9.00      31,675      285,076    4.44%
  VUL-CV (.75% Fee Rate)                                9.17       9.59     116,928    1,120,996    4.49%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.72       2,944       28,603   (2.84)%
  VUL-DB (.90% Fee Rate)                                9.42       9.83      24,105      236,925    4.34%
Delaware VIPT High Yield                                                                                      8.27%
  VUL-CV (.75% Fee Rate)                                7.84       7.47     104,498      780,164   (4.82)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.93       9,230       91,675   (0.68)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               8.44       8.02      47,799      383,476   (4.96)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.35          97        1,007    3.46%
Delaware VIPT Value                                                                                             --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.35       1,752       18,143    3.53%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.35         142        1,473    3.51%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.12          97        1,083   11.25%
Delaware VIPT REIT                                                                                            1.17%
  VUL-CV (.75% Fee Rate)                               11.99      12.95      84,252    1,090,834    7.98%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00      10.96      28,109      308,180    9.64%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              13.56      14.62      37,187      543,550    7.81%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.73          97        1,044    7.32%
Delaware VIPT Small Cap Value                                                                                 0.84%
  VUL I (.80% Fee Rate)                                10.78      11.96     203,613    2,434,634   10.95%
  VUL-CV (.75% Fee Rate)                               11.10      12.32     394,623    4,861,098   11.00%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00      10.55      96,363    1,016,790    5.52%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              12.43      13.78     145,192    2,000,190   10.84%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.82          97        1,151   18.25%
Delaware VIPT Trend                                                                                             --
  VUL I (.80% Fee Rate)                                17.22      14.46     170,402    2,463,796  (16.01)%
  VUL-CV (.75% Fee Rate)                               14.40      12.10     618,933    7,490,287  (15.97)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.77     117,638    1,148,866   (2.34)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              12.81      10.75     266,503    2,864,942  (16.10)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.82          97        1,247   28.18%
Delaware VIPT U.S. Growth                                                                                       --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.88         142        1,544    8.79%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.88          81          882    8.76%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.68          97        1,136   16.78%
Fidelity VIP Asset Manager                                                                                    4.06%
  VUL I (.80% Fee Rate)                                11.15      10.61      82,681      877,369   (4.85)%
Fidelity VIP Contrafund Service Class                                                                         0.60%
  VUL-CV (.75% Fee Rate)                               10.62       9.23     927,605    8,566,060  (13.02)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.60      67,690      649,635   (4.03)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              11.20       9.73     250,454    2,436,163  (13.15)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.96          97        1,067    9.60%
Fidelity VIP Equity-Income                                                                                    1.73%
  VUL I (.80% Fee Rate)                                11.61      10.95     440,423    4,822,049   (5.71)%
Fidelity VIP Equity-Income Service Class                                                                        --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.32      11,494      118,660    3.23%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.32       2,006       20,698    3.19%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.12          97        1,082   11.19%
Fidelity VIP Growth Service Class                                                                               --
  VUL-CV (.75% Fee Rate)                                8.50       6.94     206,134    1,430,545  (18.34)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.83      67,343      594,682  (11.69)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               8.49       6.92     174,210    1,205,983  (18.46)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.80          97        1,148   18.02%

Lincoln Life Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                   Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Service Class                                                                0.24%
  VUL-CV (.75% Fee Rate)                              $ 8.26     $ 7.02      503,481  $ 3,533,388  (15.08)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.25        7,704       71,240   (7.52)%
  VUL-DB (.90% Fee Rate)                                8.95       7.59       81,782      620,895  (15.21)%
Fidelity VIP High Income Service Class                                                                         6.88%
  VUL-CV (.75% Fee Rate)                                8.07       7.06      113,783      802,795  (12.55)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       8.90       32,407      288,550  (10.96)%
  VUL-DB (.90% Fee Rate)                                8.06       7.04       74,376      523,531  (12.69)%
Fidelity VIP Investment Grade Bond                                                                             5.14%
  VUL I (.80% Fee Rate)                                11.34      12.21      261,031    3,186,224    7.60%
Fidelity VIP Overseas Service Class                                                                              --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.37        2,849       29,555    3.75%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.37        1,284       13,313    3.70%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.92           97        1,063    9.18%
Janus Aspen Series Mid Cap Growth Service Shares                                                                 --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.23        5,231       53,518    2.31%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.23           86          882    2.28%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.40           97        1,110   14.04%
Janus Aspen Series Balanced                                                                                    2.83%
  VUL-CV (.75% Fee Rate)                               11.04      10.44    1,024,709   10,700,215   (5.38)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.67       43,635      422,145   (3.26)%
  VUL-DB (.90% Fee Rate)                               11.46      10.83      474,978    5,143,044   (5.52)%
Janus Aspen Series Balanced Service Shares                                                                     5.88%
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.23       41,587      425,613    2.34%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.23        5,429       55,535    2.30%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.68           97        1,039    6.80%
Janus Aspen Series Global Technology Service Shares                                                            0.65%
  VUL-CV (.75% Fee Rate)                                6.75       4.20      315,300    1,323,329  (37.79)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       7.62       18,060      137,668  (23.77)%
  VUL-DB (.90% Fee Rate)                                6.74       4.19      133,138      557,404  (37.88)%
Janus Aspen Series Worldwide Growth                                                                            0.53%
  VUL-CV (.75% Fee Rate)                               12.63       9.72    1,457,585   14,169,673  (23.02)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       8.47      111,813      947,611  (15.25)%
  VUL-DB (.90% Fee Rate)                               12.07       9.28      549,455    5,097,012  (23.13)%
Janus Aspen Series Worldwide Growth Service Shares                                                             0.22%
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.72       30,249      324,281    7.21%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.72       23,165      248,221    7.16%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.53           97        1,122   15.31%
Lincoln VIPT Aggressive Growth                                                                                   --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.93           90          984    9.31%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.93           93        1,019    9.26%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.43           97        1,213   24.32%
Lincoln VIPT Bond                                                                                              5.65%
  VUL-CV (.75% Fee Rate)                               10.96      11.87    1,111,452   13,195,984    8.34%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00      10.49      160,523    1,683,373    4.87%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.99      11.89      344,657    4,097,595    8.17%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.14           97          986    1.37%
Lincoln VIPT Capital Appreciation                                                                                --
  VUL-CV (.75% Fee Rate)                               10.79       7.94      654,970    5,198,478  (26.44)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       7.93        8,782       69,646  (20.69)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.75       7.90      281,893    2,226,534  (26.55)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.64           97        1,133   16.43%
Lincoln VIPT Equity-Income                                                                                     1.44%
  VUL-CV (.75% Fee Rate)                               10.79       9.93      133,643    1,326,526   (8.03)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.45       29,160      275,698   (5.45)%
  VUL-DB (.90% Fee Rate)                               12.41      11.39       89,958    1,025,036   (8.17)%
Lincoln VIPT Global Asset Allocation                                                                           0.56%
  VUL-CV (.75% Fee Rate)                               10.15       9.29       35,542      330,122   (8.47)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.56        1,131       10,805   (4.45)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.48       9.57       18,608      178,163   (8.60)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.99           93        1,023    9.87%

Lincoln Life Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                   Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International                                                                                     0.58%
  VUL-CV II Elite (.75% Fee Rate)(2)                  $10.00     $10.20          493  $     5,032    2.03%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.20        1,042       10,627    2.01%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.04           93        1,028   10.44%
Lincoln VIPT Money Market                                                                                      3.78%
  VUL I (.80% Fee Rate)                                11.18      11.53      149,033    1,718,780    3.19%
  VUL-CV (.75% Fee Rate)                               10.82      11.17    1,053,999   11,768,612    3.24%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00      10.16    1,129,273   11,473,154    1.60%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.60      10.93    1,532,584   16,750,088    3.08%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.04           93          934    0.38%
Lincoln VIPT Social Awareness                                                                                  0.77%
  VUL-CV (.75% Fee Rate)                               10.17       9.13      117,002    1,068,374  (10.20)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.27       13,789      127,859   (7.27)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.80       9.68       16,436      159,159  (10.33)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.53           93        1,073   15.29%
MFS VIT Capital Opportunities                                                                                    --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.72        6,995       74,983    7.20%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.72        2,335       25,026    7.16%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.92           93        1,110   19.24%
MFS VIT Emerging Growth                                                                                          --
  VUL I (.80% Fee Rate)                                15.99      10.55      275,113    2,902,787  (34.02)%
  VUL-CV (.75% Fee Rate)                               13.16       8.69      981,573    8,530,240  (33.98)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.35       38,488      321,187  (16.55)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              12.79       8.43      290,024    2,444,392  (34.08)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.16           93        1,132   21.56%
MFS VIT Total Return                                                                                           1.80%
  VUL I (.80% Fee Rate)                                12.23      12.16      220,725    2,683,651   (0.55)%
  VUL-CV (.75% Fee Rate)                               11.33      11.27      376,707    4,245,629   (0.50)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.87       97,201      959,607   (1.28)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              12.01      11.93      258,230    3,081,824   (0.65)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.66           93          993    6.64%
MFS VIT Utilities                                                                                              3.09%
  VUL I (.80% Fee Rate)                                14.87      11.18      111,191    1,243,472  (24.81)%
  VUL-CV (.75% Fee Rate)                               12.93       9.73      302,698    2,944,952  (24.77)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       7.72       48,160      371,978  (22.76)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              12.80       9.61      176,130    1,692,845  (24.88)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00       9.88           93          919   (1.22)%
NB AMT Mid-Cap Growth                                                                                            --
  VUL-CV (.75% Fee Rate)                               13.84      10.35      525,304    5,437,812  (25.21)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.74       73,205      639,761  (12.61)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              14.01      10.46      186,004    1,946,087  (25.32)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.02           93        1,119   20.24%
NB AMT Partners                                                                                                0.29%
  VUL-CV (.75% Fee Rate)                                9.51       9.17       87,068      798,401   (3.55)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.65       11,067      106,810   (3.49)%
  VUL-DB (.90% Fee Rate)                               11.36      10.94       34,088      373,043   (3.70)%
NB AMT Regency                                                                                                   --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.49        6,673       70,017    4.92%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.49        2,029       21,277    4.88%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.17           93        1,040   11.69%
PIMCO VIT OPCAP Global Equity                                                                                    --
  VUL I (.80% Fee Rate)                                12.81      10.95       67,831      742,940  (14.51)%
PIMCO VIT OPCAP Managed                                                                                        2.29%
  VUL I (.80% Fee Rate)                                11.09      10.46       82,263      860,269   (5.67)%
Putnam VT Growth and Income Class IB                                                                             --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.19       23,261      237,025    1.90%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.19        4,310       43,902    1.86%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.88           93        1,013    8.80%
Putnam VT Health Sciences Class IB                                                                               --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.08        2,736       27,580    0.80%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.08        9,121       91,911    0.77%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.59           93          985    5.86%

Lincoln Life Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                   Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                                                                    --
  VUL-CV (.75% Fee Rate)                              $10.32     $ 7.72      190,730  $ 1,471,560  (25.25)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       8.28       26,036      215,632  (17.18)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               9.82       7.33      109,462      802,191  (25.36)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      10.62           97        1,033    6.16%
Scudder VIT Equity 500 Index                                                                                   0.93%
  VUL I (.80% Fee Rate)                                11.97      10.43      941,597    9,820,738  (12.88)%
  VUL-CV (.75% Fee Rate)                                9.93       8.65    2,454,180   21,238,642  (12.84)%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00       9.16      129,782    1,189,401   (8.35)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.54       9.17      602,157    5,521,817  (12.97)%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.30           97        1,100   13.01%
Scudder VIT Small Cap Index                                                                                    0.80%
  VUL-CV (.75% Fee Rate)                               10.89      11.03      257,019    2,836,045    1.31%
  VUL-CV II and VUL-CV II Elite (.75% Fee Rate)(1)     10.00      10.00       30,964      309,774    0.04%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              11.74      11.88       65,047      772,677    1.16%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.14           97        1,181   21.36%
FTVIPT Franklin Small Cap                                                                                        --
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      11.33       10,332      117,016   13.25%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      11.32        4,018       45,490   13.22%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      12.33           97        1,200   23.34%
FTVIPT Templeton Foreign Securities                                                                            3.01%
  VUL I (.80% Fee Rate)                                11.44       9.56      336,966    3,222,768  (16.42)%
FTVIPT Templeton Foreign Securities Class 2                                                                    2.85%
  VUL-CV (.75% Fee Rate)                               10.92       9.10      367,307    3,343,373  (16.62)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       8.86       22,850      202,522  (11.37)%
  VUL-DB (.90% Fee Rate)                               11.32       9.42      115,140    1,084,659  (16.75)%
FTVIPT Templeton Global Asset Allocation                                                                       1.45%
  VUL I (.80% Fee Rate)                                11.97      10.72       32,372      346,970  (10.44)%
FTVIPT Templeton Growth Securities                                                                             1.96%
  VUL I (.80% Fee Rate)                                12.64      12.41       56,957      706,899   (1.77)%
  VUL-CV II Elite (.75% Fee Rate)(2)                   10.00      10.43       19,695      205,389    4.28%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.42        7,895       82,299    4.24%
  VUL Money Guard (1.00% Fee Rate)(3)                  10.00      11.20           97        1,090   12.04%
FTVIPT Templeton Growth Securities Class 2                                                                     1.74%
  VUL-CV (.75% Fee Rate)                               12.28      12.02       43,449      522,427   (2.05)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.78        4,977       48,681   (2.19)%
  VUL-DB (.90% Fee Rate)                               12.82      12.54       26,360      330,450   (2.19)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/09/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.
(3) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Flexible Premium Variable Life Account M

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2004.

                                                      Aggregate   Aggregate
                                                      Cost of     Proceeds
                                                      Purchases   from Sales
  ---------------------------------------------------------------------------
  AIM V.I. Capital Appreciation                       $   425,843 $   698,429
  AIM V.I. Diversified Income                             166,823     112,756
  AIM V.I. Growth                                       2,060,231   3,233,901
  AIM V.I. International Growth                         1,450,665   1,156,350
  AIM V.I. Premier Equity                               2,357,206   4,351,497
  ABVPSF Growth and Income Class A                      4,672,302   1,195,786
  ABVPSF Premier Growth Class A                         1,150,764     514,531
  ABVPSF Small Cap Value Class A                        3,095,612   1,034,194
  ABVPSF Technology Class A                               470,654     371,038
  American Century VP Inflation Protection              1,522,847      25,001
  American Funds Global Growth Class 2                    743,161     101,839
  American Funds Global Small Capitalization Class 2    6,009,372   4,216,470
  American Funds Growth Class 2                        19,546,235  10,526,146
  American Funds Growth-Income Class 2                 20,964,782   8,734,773
  American Funds International Class 2                 10,721,700   2,326,733
  Baron Capital Asset                                   1,011,339     657,354
  Delaware VIPT Diversified Income                        848,622      10,668
  Delaware VIPT Emerging Markets                        2,599,211     933,926
  Delaware VIPT High Yield                              3,862,217   1,796,392
  Delaware VIPT REIT                                    8,419,945   4,472,605
  Delaware VIPT Small Cap Value                        11,580,734   5,452,994
  Delaware VIPT Trend                                   4,770,985   3,278,424
  Delaware VIPT U.S. Growth                               427,325      68,334
  Delaware VIPT Value                                   2,116,347     645,494
  Fidelity VIP Asset Manager                              133,747     161,674
  Fidelity VIP Contrafund Service Class                 6,620,750   2,702,484
  Fidelity VIP Equity-Income                              868,294     883,937
  Fidelity VIP Equity-Income Service Class              2,096,786     929,702
  Fidelity VIP Growth Service Class                     1,693,876     874,464
  Fidelity VIP Growth Opportunities Service Class         473,488     615,012
  Fidelity VIP High Income Service Class                  673,414     615,850
  Fidelity VIP Investment Grade Bond                      548,756     726,231
  Fidelity VIP Overseas Service Class                   1,369,062     326,022
  FTVIPT Franklin Small Cap                             1,850,888   1,144,475
  FTVIPT Templeton Foreign Securities                     383,398     661,841
  FTVIPT Templeton Foreign Securities Class 2           1,057,671     889,411
  FTVIPT Templeton Global Asset Allocation                310,322      99,245
  FTVIPT Templeton Growth Securities                    2,261,700     681,808
  FTVIPT Templeton Growth Securities Class 2            1,437,200     786,631
  Janus Aspen Series Balanced                           1,418,210   2,798,656
  Janus Aspen Series Balanced Service Shares            1,787,317   1,020,070
  Janus Aspen Series Global Technology Service Shares     305,669     279,470
  Janus Aspen Series Mid Cap Growth Service Shares      1,386,576     439,006
  Janus Aspen Series Worldwide Growth                   1,344,981   3,060,243
  Janus Aspen Series Worldwide Growth Service Shares      964,071     812,562
  Lincoln VIPT Aggressive Growth                          381,667     242,427
  Lincoln VIPT Bond                                    10,640,068   5,667,864
  Lincoln VIPT Capital Appreciation                     1,418,036   1,409,780
  Lincoln VIPT Equity-Income                              667,551     568,208
  Lincoln VIPT Global Asset Allocation                    621,055     381,311
  Lincoln VIPT International                            2,488,593     464,207
  Lincoln VIPT Money Market                            47,030,826  61,033,308
  Lincoln VIPT Social Awareness                           674,391     430,075
  M Fund Brandes International Equity                     349,237      41,355
  M Fund Business Opportunity Value                        10,857       1,003
  M Fund Frontier Capital Appreciation                    163,881       9,163
  M Fund Turner Core Growth                               197,643       5,784
  MFS VIT Capital Opportunities                           393,251      84,976
  MFS VIT Emerging Growth                               1,496,000   1,929,557
  MFS VIT Total Return                                  5,262,904   2,784,613
  MFS VIT Utilities                                     2,568,825   1,755,657
  NB AMT Mid-Cap Growth                                 2,883,740   1,410,433
  NB AMT Partners                                         349,541     540,783
  NB AMT Regency                                        1,685,088     535,350
  PIMCO VIT OPCAP Global Equity                           119,669     120,626
  PIMCO VIT OPCAP Managed                                 250,615     146,479
  Putnam VT Growth & Income Class IB                      561,326     302,422
  Putnam VT Health Sciences Class IB                      430,094     287,854
  Scudder VIT EAFE Equity Index                         1,765,585   1,208,892
  Scudder VIT Equity 500 Index                         14,485,519  11,879,894
  Scudder VIT Small Cap Index                           4,062,095   2,601,312

Lincoln Life Flexible Premium Variable Life Account M

5. Investments
The following is a summary of investments owned at December 31, 2004.

                                                              Net
                                                    Shares    Asset
                                                    Owned     Value  Value of Shares Cost of Shares
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                         120,642 $22.69   $ 2,737,363    $ 2,926,801
AIM V.I. Diversified Income                            84,222   8.74       736,098        803,034
AIM V.I. Growth                                     1,184,897  16.05    19,017,598     24,583,073
AIM V.I. International Growth                         311,426  19.77     6,156,889      4,449,965
AIM V.I. Premier Equity                             1,165,533  21.30    24,825,858     30,036,013
ABVPSF Growth and Income Class A                      417,590  24.08    10,055,575      8,685,976
ABVPSF Premier Growth Class A                          93,241  23.44     2,185,566      1,995,352
ABVPSF Small Cap Value Class A                        355,332  16.84     5,983,792      4,815,355
ABVPSF Technology Class A                              78,004  15.27     1,191,122      1,029,820
American Century VP Inflation Protection              144,377  10.55     1,523,175      1,498,210
American Funds Global Growth Class 2                   40,518  17.23       698,120        647,022
American Funds Global Small Capitalization Class 2    751,381  17.02    12,788,499      9,611,780
American Funds Growth Class 2                       1,254,378  51.10    64,098,717     55,494,008
American Funds Growth-Income Class 2                1,584,078  36.64    58,040,618     49,407,936
American Funds International Class 2                1,084,115  15.79    17,118,168     14,140,546
Baron Capital Asset                                   208,854  27.05     5,649,491      3,966,313
Delaware VIPT Diversified Income                       91,821   9.45       867,711        838,149
Delaware VIPT Emerging Markets                        426,759  14.50     6,188,011      4,126,727
Delaware VIPT High Yield                            1,482,512   6.11     9,058,151      8,056,489
Delaware VIPT REIT                                  1,003,540  19.08    19,147,549     14,337,059
Delaware VIPT Small Cap Value                       1,077,072  30.45    32,796,851     23,640,674
Delaware VIPT Trend                                   723,324  30.73    22,227,733     19,456,017
Delaware VIPT U.S. Growth                              78,219   6.83       534,239        511,518
Delaware VIPT Value                                   242,167  18.46     4,470,404      3,734,829
Fidelity VIP Asset Manager                             57,535  14.85       854,399        880,233
Fidelity VIP Contrafund Service Class                 942,040  26.53    24,992,325     20,800,657
Fidelity VIP Equity-Income                            214,389  25.37     5,439,039      4,979,262
Fidelity VIP Equity-Income Service Class              197,370  25.28     4,989,525      4,206,131
Fidelity VIP Growth Service Class                     202,986  31.88     6,471,200      6,206,626
Fidelity VIP Growth Opportunities Service Class       276,378  16.05     4,435,861      4,612,886
Fidelity VIP High Income Service Class                395,114   6.97     2,753,945      2,549,646
Fidelity VIP Investment Grade Bond                    202,278  13.25     2,680,183      2,561,136
Fidelity VIP Overseas Service Class                   106,598  17.44     1,859,075      1,630,513
FTVIPT Franklin Small Cap                             228,540  19.66     4,493,105      3,731,016
FTVIPT Templeton Foreign Securities                   244,854  14.53     3,557,724      3,716,112
FTVIPT Templeton Foreign Securities Class 2           462,124  14.35     6,631,479      5,749,864
FTVIPT Templeton Global Asset Allocation               42,580  21.11       898,856        770,378
FTVIPT Templeton Growth Securities                    441,572  12.98     5,731,610      4,726,457
FTVIPT Templeton Growth Securities Class 2            303,633  12.83     3,895,608      3,270,078
Janus Aspen Series Balanced                           562,040  24.39    13,708,161     13,586,262
Janus Aspen Series Balanced Service Shares            232,495  25.24     5,868,165      5,358,686
Janus Aspen Series Global Technology Service Shares   429,351   3.55     1,524,197      1,689,464
Janus Aspen Series Mid Cap Growth Service Shares      102,506  25.36     2,599,558      2,124,342
Janus Aspen Series Worldwide Growth                   528,861  26.78    14,162,898     18,130,669
Janus Aspen Series Worldwide Growth Service Shares    127,672  26.62     3,398,624      3,107,753
Lincoln VIPT Aggressive Growth                         31,029   9.86       305,857        264,727
Lincoln VIPT Bond                                   2,815,986  12.97    36,512,070     36,151,406
Lincoln VIPT Capital Appreciation                     454,095  17.68     8,028,402      9,420,859
Lincoln VIPT Equity-Income                            282,329  18.02     5,087,565      4,257,944
Lincoln VIPT Global Asset Allocation                   93,777  14.18     1,329,844      1,172,058
Lincoln VIPT International                            244,527  16.30     3,986,771      3,329,718
Lincoln VIPT Money Market                           3,276,969  10.00    32,769,690     32,769,690
Lincoln VIPT Social Awareness                          79,210  29.03     2,299,788      2,213,009
M Fund Brandes International Equity                    22,948  17.00       390,119        351,735
M Fund Business Opportunity Value                         880  12.23        10,760          9,969
M Fund Frontier Capital Appreciation                   10,072  21.56       217,153        192,857
M Fund Turner Core Growth                              16,123  14.63       235,878        211,244
MFS VIT Capital Opportunities                          61,496  13.57       834,497        726,197
MFS VIT Emerging Growth                               714,909  17.52    12,525,205     15,311,645
MFS VIT Total Return                                1,051,918  21.43    22,542,602     19,454,203
MFS VIT Utilities                                     526,703  20.45    10,771,074      8,705,445
NB AMT Mid-Cap Growth                                 768,928  17.83    13,709,985     12,760,710
NB AMT Partners                                        85,159  18.32     1,560,115      1,262,691
NB AMT Regency                                        391,648  14.79     5,792,475      4,240,408
PIMCO VIT OPCAP Global Equity                          47,565  15.73       748,193        675,566
PIMCO VIT OPCAP Managed                                19,436  42.73       830,492        779,614
Putnam VT Growth & Income Class IB                     96,247  25.44     2,448,527      2,028,817
Putnam VT Health Sciences Class IB                    105,174  11.73     1,233,691      1,091,880
Scudder VIT EAFE Equity Index                         517,405   9.54     4,936,045      3,965,039
Scudder VIT Equity 500 Index                        4,568,630  12.73    58,158,664     53,374,233
Scudder VIT Small Cap Index                           762,921  14.35    10,947,917      8,419,500

Lincoln Life Flexible Premium Variable Life Account M

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                    Units     Units       Net Increase
                                                    Issued    Redeemed    (Decrease)
--------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          56,749    (81,954)     (25,205)
AIM V.I. Diversified Income                            14,138    (12,497)       1,641
AIM V.I. Growth                                       559,882   (744,663)    (184,781)
AIM V.I. International Growth                         154,488   (123,611)      30,877
AIM V.I. Premier Equity                               543,155   (794,321)    (251,166)
ABVPSF Growth and Income Class A                      429,752   (127,666)     302,086
ABVPSF Premier Growth Class A                         121,482    (78,913)      42,569
ABVPSF Small Cap Value Class A                        228,585    (73,759)     154,826
ABVPSF Technology Class A                              48,812    (38,233)      10,579
American Century VP Inflation Protection              147,952     (5,065)     142,887
American Funds Global Growth Class 2                   69,944     (9,310)      60,634
American Funds Global Small Capitalization Class 2    589,359   (464,888)     124,471
American Funds Growth Class 2                       2,293,050 (1,542,673)     750,377
American Funds Growth-Income Class 2                2,142,624 (1,091,079)   1,051,545
American Funds International Class 2                  956,653   (262,721)     693,932
Baron Capital Asset                                    87,169    (60,601)      26,568
Delaware VIPT Diversified Income                       81,059     (1,964)      79,095
Delaware VIPT Emerging Markets                        171,948    (66,578)     105,370
Delaware VIPT High Yield                              321,002   (201,094)     119,908
Delaware VIPT REIT                                    566,602   (352,238)     214,364
Delaware VIPT Small Cap Value                         876,548   (454,603)     421,945
Delaware VIPT Trend                                   495,419   (350,720)     144,699
Delaware VIPT U.S. Growth                              44,821     (7,322)      37,499
Delaware VIPT Value                                   198,975    (66,924)     132,051
Fidelity VIP Asset Manager                             13,752    (17,677)      (3,925)
Fidelity VIP Contrafund Service Class                 684,001   (343,534)     340,467
Fidelity VIP Equity-Income                             92,917    (99,360)      (6,443)
Fidelity VIP Equity-Income Service Class              197,798    (99,893)      97,905
Fidelity VIP Growth Service Class                     245,572   (149,269)      96,303
Fidelity VIP Growth Opportunities Service Class        93,045   (112,249)     (19,204)
Fidelity VIP High Income Service Class                 61,367    (76,671)     (15,304)
Fidelity VIP Investment Grade Bond                     37,509    (63,359)     (25,850)
Fidelity VIP Overseas Service Class                   119,528    (28,036)      91,492
FTVIPT Franklin Small Cap                             178,500   (118,239)      60,261
FTVIPT Templeton Foreign Securities                    50,671    (77,897)     (27,226)
FTVIPT Templeton Foreign Securities Class 2           133,168   (118,267)      14,901
FTVIPT Templeton Global Asset Allocation               22,701     (8,292)      14,409
FTVIPT Templeton Growth Securities                    197,467    (66,868)     130,599
FTVIPT Templeton Growth Securities Class 2            114,663    (67,059)      47,604
Janus Aspen Series Balanced                           184,836   (324,821)    (139,985)
Janus Aspen Series Balanced Service Shares            161,774    (97,527)      64,247
Janus Aspen Series Global Technology Service Shares   117,310   (102,748)      14,562
Janus Aspen Series Mid Cap Growth Service Shares      124,649    (47,779)      76,870
Janus Aspen Series Worldwide Growth                   313,238   (513,976)    (200,738)
Janus Aspen Series Worldwide Growth Service Shares    102,793    (87,553)      15,240
Lincoln VIPT Aggressive Growth                         35,641    (22,203)      13,438
Lincoln VIPT Bond                                     906,781   (635,927)     270,854
Lincoln VIPT Capital Appreciation                     247,125   (240,395)       6,730
Lincoln VIPT Equity-Income                             65,330    (59,024)       6,306
Lincoln VIPT Global Asset Allocation                   60,586    (39,771)      20,815
Lincoln VIPT International                            200,939    (41,683)     159,256
Lincoln VIPT Money Market                           5,510,177 (6,757,580)  (1,247,403)
Lincoln VIPT Social Awareness                          58,611    (37,262)      21,349
M Fund Brandes International Equity                    23,904     (4,981)      18,923
M Fund Business Opportunity Value                         913       (100)         813
M Fund Frontier Capital Appreciation                   13,869     (2,817)      11,052
M Fund Turner Core Growth                              18,686     (4,190)      14,496
MFS VIT Capital Opportunities                          39,419    (20,623)      18,796
MFS VIT Emerging Growth                               306,868   (348,415)     (41,547)
MFS VIT Total Return                                  521,025   (318,012)     203,013
MFS VIT Utilities                                     274,449   (205,708)      68,741
NB AMT Mid-Cap Growth                                 394,502   (238,826)     155,676
NB AMT Partners                                        40,449    (59,253)     (18,804)
NB AMT Regency                                        140,657    (47,153)      93,504
PIMCO VIT OPCAP Global Equity                          11,372    (11,430)         (58)
PIMCO VIT OPCAP Managed                                24,518    (15,850)       8,668
Putnam VT Growth & Income Class IB                     50,491    (27,851)      22,640
Putnam VT Health Sciences Class IB                     44,574    (32,026)      12,548
Scudder VIT EAFE Equity Index                         183,030   (146,876)      36,154
Scudder VIT Equity 500 Index                        1,770,455 (1,589,894)     180,561
Scudder VIT Small Cap Index                           353,709   (230,270)     123,439

Lincoln Life Flexible Premium Variable Life Account M

6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                    Units      Units        Net Increase
                                                    Issued     Redeemed     (Decrease)
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                           72,581     (85,946)    (13,365)
AIM V.I. Diversified Income                             19,365     (20,082)       (718)
AIM V.I. Growth                                        846,905    (922,284)    (75,379)
AIM V.I. International Growth                          905,418    (861,178)     44,240
AIM V.I. Premier Equity                                811,704  (1,060,903)   (249,198)
ABVPSF Growth and Income                               417,381    (191,533)    225,848
ABVPSF Premier Growth                                   83,334     (14,287)     69,047
ABVPSF Small Cap Value                                 272,214    (173,205)     99,009
ABVPSF Technology                                      105,123     (42,862)     62,261
American Funds Global Small Capitalization Class 2     946,026    (620,890)    325,136
American Funds Growth Class 2                        3,144,188  (1,576,799)  1,567,389
American Funds Growth-Income Class 2                 2,616,512  (1,426,608)  1,189,905
American Funds International Class 2                   557,468    (225,234)    332,234
Baron Capital Asset                                     83,555    (110,657)    (27,102)
M Fund Brandes International Equity                      3,577        (178)      3,400
M Fund Business Opportunity Value                            6          --           6
Delaware VIPT Devon                                      2,880     (63,429)    (60,549)
Delaware VIPT Emerging Markets                          76,524     (80,488)     (3,964)
Delaware VIPT High Yield                             2,361,476  (2,066,550)    294,927
Delaware VIPT Value                                    273,229     (86,062)    187,167
Delaware VIPT REIT                                     866,492    (521,596)    344,896
Delaware VIPT Small Cap Value                          812,320    (558,897)    253,424
Delaware VIPT Trend                                    588,716    (361,170)    227,546
Delaware VIPT U.S. Growth                               21,110      (8,188)     12,922
Fidelity VIP Asset Manager                              16,294     (20,031)     (3,736)
Fidelity VIP Contrafund Service Class                  690,390    (417,797)    272,592
Fidelity VIP Equity-Income                              89,438    (109,543)    (20,105)
Fidelity VIP Equity-Income Service Class               361,552    (188,179)    173,373
Fidelity VIP Growth Service Class                      370,019    (242,610)    127,408
Fidelity VIP Growth Opportunities Service Class        134,895    (157,569)    (22,673)
Fidelity VIP High Income Service Class                 446,069    (376,279)     69,790
Fidelity VIP Investment Grade Bond                      69,948    (127,566)    (57,618)
Fidelity VIP Overseas Service Class                  1,513,539  (1,483,442)     30,097
M Fund Frontier Capital Appreciation                     3,498        (117)      3,381
FTVIPT Franklin Small Cap                              457,329    (243,478)    213,851
FTVIPT Templeton Foreign Securities                     66,586     (78,264)    (11,678)
FTVIPT Templeton Foreign Securities Class 2            309,387    (287,871)     21,516
FTVIPT Templeton Global Asset Allocation                23,198     (14,022)      9,176
FTVIPT Templeton Growth Securities                     198,968     (56,099)    142,868
FTVIPT Templeton Growth Securities Class 2             131,546     (56,601)     74,946
Janus Aspen Series Balanced                            256,049    (444,391)   (188,342)
Janus Aspen Series Balanced Service Shares             243,275     (54,783)    188,492
Janus Aspen Series Global Technology Service Shares    207,751    (193,032)     14,719
Janus Aspen Series Mid Cap Growth Service Shares       170,330     (81,291)     89,039
Janus Aspen Series Worldwide Growth                    503,595    (742,710)   (239,115)
Janus Aspen Series Worldwide Growth Service Shares     229,342    (125,335)    104,007
Lincoln VIPT Aggressive Growth                           8,946        (818)      8,128
Lincoln VIPT Bond                                    1,873,149  (1,540,035)    333,114
Lincoln VIPT Capital Appreciation                      401,501    (367,818)     33,683
Lincoln VIPT Equity-Income                             254,101    (101,667)    152,433
Lincoln VIPT Global Asset Allocation                    55,887     (19,606)     36,280
Lincoln VIPT International                             871,362    (787,029)     84,333
Lincoln VIPT Money Market                           11,411,903 (12,115,646)   (703,743)
Lincoln VIPT Social Awareness                           62,179     (28,316)     33,863
MFS VIT Capital Opportunities                           44,701     (26,870)     17,832
MFS VIT Emerging Growth                                520,648    (512,141)      8,507
MFS VIT Total Return                                   773,258    (513,970)    259,288
MFS VIT Utilities                                      450,429    (357,691)     92,738
NB AMT Mid-Cap Growth                                  634,006    (409,278)    224,728
NB AMT Partners                                         54,208     (46,739)      7,469
NB AMT Regency                                         316,667     (90,492)    226,175
PIMCO VIT OPCAP Global Equity                           29,039     (35,763)     (6,724)
PIMCO VIT OPCAP Managed                                 16,752     (36,030)    (19,278)
Putnam VT Growth & Income Class IB                     189,426     (74,370)    115,055
Putnam VT Health Sciences Class IB                     145,085     (84,033)     61,052
Scudder VIT EAFE Equity Index                        1,107,365    (994,911)    112,453
Scudder VIT Equity 500 Index                         2,750,598  (2,189,361)    561,236
Scudder VIT Small Cap Index                            588,634    (358,689)    229,945
M Fund Turner Core Growth                                2,716         (26)      2,690

Lincoln Life Flexible Premium Variable Life Account M

7. New Investment Funds and Fund Name Changes
During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners.

During 2004, the OCC Accumulation Trust (OCC) family of funds changed its name to PIMCO Advisors VIT (fund family of the OPCAP funds).

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series.

In 2004, the American Century VP Inflation Protection Fund, the American Funds Global Growth Class 2 Fund and the Delaware VIPT Diversified Income Series became available as investment options to Variable Account contract owners.

8. Fund Closing
During 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account contract owners.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") comprised of the subaccounts described in Note 1 and Note 8, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2005

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2004          2003
                                                                    ------------  -----------
                                                                          (000s omitted)
                                                                    -------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2004 -- $31,514,767; 2003 -- $29,607,156)  $ 33,331,468  $31,362,588
--------------------------------------------------------------------
   Equity (cost: 2004 -- $101,173; 2003 -- $128,572)                     113,678      147,200
--------------------------------------------------------------------
 Trading securities                                                    2,942,495    2,786,471
--------------------------------------------------------------------
 Mortgage loans on real estate                                         3,855,110    4,189,469
--------------------------------------------------------------------
 Real estate                                                             191,108      112,642
--------------------------------------------------------------------
 Policy loans                                                          1,864,727    1,917,837
--------------------------------------------------------------------
 Derivative investments                                                   52,663       68,633
--------------------------------------------------------------------
 Other investments                                                       369,103      363,380
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Investments                                                     42,720,352   40,948,220
--------------------------------------------------------------------
Cash and invested cash                                                 1,237,704    1,442,772
--------------------------------------------------------------------
Property and equipment                                                   142,284      165,103
--------------------------------------------------------------------
Deferred acquisition costs                                             2,854,067    2,526,482
--------------------------------------------------------------------
Premiums and fees receivable                                             243,289      355,107
--------------------------------------------------------------------
Accrued investment income                                                495,532      490,507
--------------------------------------------------------------------
Assets held in separate accounts                                      48,018,358   40,174,818
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                    7,055,970    8,150,627
--------------------------------------------------------------------
Goodwill                                                                 919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                  819,076      921,856
--------------------------------------------------------------------
Other assets                                                             801,946      768,548
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Assets                                                        $105,307,750  $96,863,212
                                                                    ============  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $ 22,461,322  $23,172,985
--------------------------------------------------------------------
 Contractholder funds                                                 23,126,638   22,727,811
--------------------------------------------------------------------
 Liabilities related to separate accounts                             48,018,358   40,174,818
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                   93,606,318   86,075,614
--------------------------------------------------------------------
Short-term debt                                                           32,072       41,877
--------------------------------------------------------------------
Long-term debt                                                         1,297,182    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     149,638       36,953
--------------------------------------------------------------------
Reinsurance related derivative liability                                 351,974      325,279
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                 1,580,217    1,493,066
--------------------------------------------------------------------
Other liabilities                                                      2,186,576    2,064,024
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                   911,437      922,407
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    100,115,414   92,209,220
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                 25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                      4,385,155    3,856,029
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                    781,157      757,970
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                            13,985       24,272
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (12,961)      (9,279)
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                             782,181      772,963
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                             5,192,336    4,653,992
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $105,307,750  $96,863,212
------------------------------------------------------------------  ============  ===========

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                            Year Ended December 31
                                                                      ----------------------------------
                                                                         2004        2003        2002
                                                                      ----------  ----------  ----------
                                                                                (000s omitted)
                                                                      ----------------------------------
Revenue:
Insurance premiums                                                    $  158,382  $  205,544  $  250,766
----------------------------------------------------------------------
Insurance fees                                                         1,443,330   1,287,251   1,273,133
----------------------------------------------------------------------
Net investment income                                                  2,593,207   2,540,077   2,533,072
----------------------------------------------------------------------
Realized gain (loss) on investments                                      (45,139)    330,768    (273,451)
----------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                    87,387      74,234      73,115
----------------------------------------------------------------------
Other revenue and fees                                                   289,314     242,617     244,291
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Total Revenue                                                          4,526,481   4,680,491   4,100,926
----------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                               2,177,111   2,280,403   2,701,722
----------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                1,494,623   1,397,692   1,383,295
----------------------------------------------------------------------
Interest and debt expense                                                 78,817      79,305      79,342
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Total Benefits and Expenses                                            3,750,551   3,757,400   4,164,359
----------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                     775,930     923,091     (63,433)
----------------------------------------------------------------------
Federal income taxes (benefit)                                           193,213     244,919     (98,858)
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                    582,717     678,172      35,425
----------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)    (25,647)   (236,624)         --
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Net Income                                                            $  557,070  $  441,548  $   35,425
--------------------------------------------------------------------- ==========  ==========  ==========



See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2004        2003        2002
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------
Comprehensive income                                                              566,288     531,059     523,556
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                               --        (375)         --
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      23,187      54,870     531,136
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                             (10,287)     (7,557)      8,847
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              (3,682)     42,573     (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        557,070     441,548      35,425
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation          122,056       4,270      29,188
-------------------------------------------------------------------------------
Dividends declared                                                               (150,000)   (200,000)   (710,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          4,385,155   3,856,029   3,610,211
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                           --         375         375
-------------------------------------------------------------------------------
Change during the year                                                                 --        (375)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --          --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      757,970     703,100     171,964
-------------------------------------------------------------------------------
Change during the year                                                             23,187      54,870     531,136
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            781,157     757,970     703,100
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       24,272      31,829      22,982
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --          --
-------------------------------------------------------------------------------
Change during the year                                                            (10,287)     (7,557)      8,847
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             13,985      24,272      31,829
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                       (9,279)    (51,852)         --
-------------------------------------------------------------------------------
Change during the year                                                             (3,682)     42,573     (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            (12,961)     (9,279)    (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $5,192,336  $4,653,992  $4,318,663
------------------------------------------------------------------------------ ==========  ==========  ==========

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2004         2003          2002
                                                                      -----------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ---------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $   557,070  $    441,548  $     35,425
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                              (426,843)     (374,713)     (325,704)
----------------------------------------------------------------------
 Premiums and fees receivable                                             111,818      (174,546)      196,322
----------------------------------------------------------------------
 Accrued investment income                                                 (5,024)       14,436        26,298
----------------------------------------------------------------------
 Policy liabilities and accruals                                         (741,920)      335,873      (929,827)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (98,798)     (446,890)           --
----------------------------------------------------------------------
 Cumulative effect of accounting change                                    39,457       363,933            --
----------------------------------------------------------------------
 Contractholder funds                                                     905,587     1,095,460       983,768
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      374,969      (895,523)      894,270
----------------------------------------------------------------------
 Federal income taxes                                                     120,968       202,067      (108,019)
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                        --            --      (477,133)
----------------------------------------------------------------------
 Stock-based compensation expense                                          18,534         9,589        24,068
----------------------------------------------------------------------
 Provisions for depreciation                                               48,260        49,039        22,222
----------------------------------------------------------------------
 Amortization of other intangible assets                                  102,208        90,917       105,714
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                   58,307        16,118       262,805
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                             (14,137)           --        10,646
----------------------------------------------------------------------
 Amortization of deferred gain                                            (87,387)      (74,234)      (73,115)
----------------------------------------------------------------------
 Other                                                                   (274,053)      304,231      (375,564)
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                           131,946       515,757       236,751
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                 689,016       957,305       272,176
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (9,001,101)  (13,338,976)  (14,002,161)
----------------------------------------------------------------------
 Sales                                                                  4,740,060     8,181,666     8,078,426
----------------------------------------------------------------------
 Maturities                                                             2,468,287     3,010,136     2,484,637
----------------------------------------------------------------------
Purchase of other investments                                          (1,938,069)   (1,520,429)   (1,280,211)
----------------------------------------------------------------------
Sale or maturity of other investments                                   2,186,586     1,763,285     1,739,382
----------------------------------------------------------------------
Proceeds from disposition of business                                      10,242            --      (195,000)
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities               181,013       112,236       (95,341)
----------------------------------------------------------------------
Other                                                                     145,524      (114,153)      142,592
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                  (1,207,458)   (1,906,235)   (3,127,676)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Increase in long-term debt                                                 47,182            --            --
----------------------------------------------------------------------
Net decrease in short-term debt                                            (9,805)      (61,819)     (158,143)
----------------------------------------------------------------------
Universal life and investment contract deposits                         4,928,315     4,935,740     5,305,499
----------------------------------------------------------------------
Universal life and investment contract withdrawals                     (3,353,031)   (2,746,914)   (3,262,194)
----------------------------------------------------------------------
Investment contract transfers                                          (1,336,438)     (816,826)      108,479
----------------------------------------------------------------------
Increase in funds withheld liability                                       87,151        34,998            --
----------------------------------------------------------------------
Capital contribution from shareholder                                     100,000            --            --
----------------------------------------------------------------------
Dividends paid to shareholder                                            (150,000)     (200,000)     (710,000)
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                 313,374     1,145,179     1,283,641
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net (Decrease) Increase in Cash and Invested Cash                        (205,068)      196,249    (1,571,859)
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                             1,442,772     1,246,523     2,818,382
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $ 1,237,704  $  1,442,772  $  1,246,523
--------------------------------------------------------------------- ===========  ============  ============

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying Consolidated Financial Statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re in December 2001 (see
Note 12). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 10). These Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments, derivative gains (losses),

The Lincoln National Life Insurance Company gains on sale of subsidiaries/business, and net gain on reinsurance embedded derivative/trading securities. See Note 3 for additional detail. Realized gain
(loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate risk, credit risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2004 and 2003, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 , "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in net income during the period of change in fair values. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in net income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 8 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within other liabilities in LNL's Consolidated Balance Sheets. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's Consolidated Balance Sheets in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2002 through 2004 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization

The Lincoln National Life Insurance Company periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by LNL includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2004 and 2003 participating policies comprised 3.6%, and 4.2% of the face amount of insurance in-force, and dividend expenses were $77.4 million, $81.6 million, and $76.0 million for the years ended December 31, 2004, 2003, and 2002, respectively.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Consolidated Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates

Statement of Position 03-1.
In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation, as discussed below, have been recorded in net income as a cumulative effect of accounting change.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDBs. At December 31, 2003, LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP resulted in a decrease to reserves of $9.7 million pre-tax. GMDB reserves were $18.2 million at December 31, 2004, of which $18.0 million was reinsured with an affiliated reinsurance company (Note 14).

Under the SOP, the reserve is calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC.

Application of the SOP impacts estimated gross profits ("EGPs") used to calculate amortization of DAC, PVIF, DSI, and DFEL. The benefit ratio approach under the SOP results in a portion of future GMDB fees being accrued as a liability for future GMDB reserves. As a result, the EGPs used in LNL's determination of DAC amortization are lower under the SOP. Therefore upon adoption of the SOP LNL reported an unfavorable DAC/PVIF/DSI/DFEL unlocking as a negative cumulative effect adjustment of $43.2 million, pre-tax, in 2004.

The combined effects of the GMDB reserve requirements and related unlocking adjustments from implementation of the SOP resulted in a charge to net income for the cumulative effect of accounting change of $35.3 million, pre-tax, ($22.9 million after-tax) in 2004.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

LNL previously deferred bonus credits as part of the DAC asset and reported the amortization of bonus credits as part of DAC amortization. Upon implementation of the SOP, LNL reclassified bonus credits of $45.2 million from DAC to DSI, which are reported in other assets on the balance sheet. Amortization of the deferred sales inducement asset is reported as part of benefit expense. Prior period balance sheet and income statement line item presentation has been reclassified to conform to the new basis of presentation.

LNL previously reported excess DCA interest as benefit expense when the excess interest was earned under the contract. As required by the SOP, during the first quarter of 2004, LNL began deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's previous accounting method. However, due to the prospective treatment of new deferred sales inducements, LNL's net income was slightly higher under the SOP for 2004 relative to the approach used for last year. This pattern is expected to continue for near term financial reporting periods. Net income for the year ended December 31, 2004 increased $7.9 million compared to 2003 due to excess DCA interest capitalized under the SOP.

Universal Life Contracts. LNL's Life Insurance segment offers an array of individual and survivor-life universal life insurance products that contain features for which the SOP might apply. A review of the products and their features for possible SOP implications concluded that no additional reserves would be necessary with the exception of the MoneyGuard/SM /product. MoneyGuard/SM/ is a universal life insurance product with an acceleration of death benefit feature that provides convalescent care benefit payments when the insured becomes chronically ill. There is an optional extension of benefit rider available that will provide continuation of the convalescent care benefit payments once the total benefits from the base policy have been exhausted. The optional extended benefit payments can be for 2 years, 4 years, or the remaining life of the insured. Charges for the extension rider are deducted from the base policy account value and vary by the length of extension period selected. The adoption of the SOP resulted in a charge recorded as a cumulative effect of accounting change of $2.7 million, after-tax, for the extension of benefit feature in MoneyGuard/SM/.

The Lincoln National Life Insurance Company

FASB Staff Position No. FAS 97-1--Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.
In June of 2004, the Financial Accounting Standards Board ("FASB") issued Financial Staff Position FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarifies that the SOP did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of Statement of Accounting Standards No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" to only those situations where profits are followed by expected losses. LNL implemented the requirements of FSP 97-1, and they did not have any effect on LNL's results of operations.

Accounting for Share-Based Payment.
In December 2004, the FASB issued Statement No. 123 (revised 2004), Share-Based Payment ("FAS 123(r)"), which is a revision of FASB Statement No. 123, "Accounting for Stock-Based Compensation." FAS 123(r) requires all share-based payments to employees to be recognized in the income statement based on their fair values. As discussed in Note 1, LNL had previously adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

LNC currently uses the Black-Scholes formula to estimate the value of stock options granted to employees of LNL and expects to continue to use this acceptable option valuation model upon the required adoption of FAS 123(r) on July 1, 2005. FAS 123(r) also requires that the benefits of tax deductions in excess of recognized compensation cost be reported as financing cash flow, rather than as an operating cash flow as currently required. LNL does not anticipate that adoption for FAS 123(r) will have a material effect on results of operations, operating cash flows or its financial position.

On December 31, 2002, the FASB issued FAS 148, which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. LNL adopted the fair value method of accounting under FAS 123 with the retroactive restatement method, as amended by FAS 148, as of January 1, 2003 and restated its financial statements for the years 2002, 2001, and 2000.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003 and FASB Staff Position No. FAS--106-2--Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in LNC's retiree medical benefit plan in which LNL retiree's participate. These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income due to the cost containment measures already in place under LNC's retiree medical benefit plans for LNL retiree participants.

Due to these uncertainties and expected immaterial impact, LNL elected to defer accounting for the effects of the Medicare Act in 2003. In May 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-2 ("FSP 106-2"), which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

LNL completed its analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in third quarter of 2004. The implementation did not have a material effect on LNL's results of operations. For additional information, see Note 7.

Due to uncertainties about how LNL participants in LNC's post-retirement plan will elect to participate in the Medicare Act's benefits, and the various uncertainties created by the current lack of guidelines for applying the Medicare Act's provisions, LNL's assessment of the effects of the provisions of the Medicare Act could change. Any change would be included in the financial statements in the period the change occurs. Any change is not expected to have a material effect on LNL.

EITF 03-1--The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.
In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. EITF 03-1 indicated that, although not presumptive, a pattern of selling investments prior to the forecasted recovery may call into question an investor's intent to hold the security until it recovers in value. The application of

The Lincoln National Life Insurance Company

EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004. However, in September 2004, the FASB directed the FASB staff to develop a staff position ("FSP") providing further guidance on this topic. On September 30, 2004, the FASB issued FSP EITF 03-1-1 delaying the effective date of the accounting and measurement provisions of EITF 03-1 until further guidance is finalized, and it is not known what the effective date of the final FSP will be. LNL will continue to monitor developments concerning EITF 03-1 and is currently unable to estimate the potential effects of implementing EITF 03-1 on its consolidated financial condition or results of operations.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholder's equity from the implementation of DIG B36 (in millions):

         Initial Adoption Shareholder Equity Effect on October 1, 2003


Notes                                                                                       Pre-tax  After-tax
----- -                                                                                     -------  ---------
      Recording of Embedded Derivative
 1A.  Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B.  Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A.  Reclassification of available-for-sale securities to trading securities..............   342.9     222.9
 2B.  Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A.At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B.In conjunction with recording the above charge in 1A., LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A.Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading securities classification.

2B.The previously recorded increases to shareholder's equity reported in Other
   Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading account securities. These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading securities. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

The Lincoln National Life Insurance Company

Change in Estimate for Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million, after-tax ($32.1 million, pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million, after-tax ($283.2 million, pre-tax). After giving effect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million, after-tax ($183.2 million, pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 13 for information on Restructuring charges.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2004:
  Corporate bonds...........................   $24,415.4... $1,660.9 $(108.3) $25,968.0.
  U.S. government bonds.....................       151.6...     11.1       --     162.7.
  Foreign government bonds..................       884.6...     61.9    (0.4)     946.1.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       695.8...      9.9    (1.0)     704.7.
    Collateralized mortgage obligations.....     2,650.8...     62.6    (8.2)   2,705.2.
    Commercial mortgage backed securities...     2,347.4...    111.8    (9.7)   2,449.5.
    Other asset-backed securities...........       150.3...      7.7    (0.5)     157.5.
  State and municipal bonds.................       157.7...      4.5    (0.6)     161.6.
  Redeemable preferred stocks...............        61.2...     15.0       --      76.2.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    31,514.8...  1,945.4  (128.7)  33,331.5.
Equity securities...........................       101.2...     12.5       --     113.7.
                                               ---------    -------- -------  ---------
Total.......................................   $31,616.0... $1,957.9 $(128.7) $33,445.2.
                                               =========    ======== =======  =========
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2004
           Due in one year or less..........   $ 1,238.7    $ 1,254.3
           Due after one year through five
            years...........................     6,193.7      6,486.6
           Due after five years through ten
            years...........................     9,709.6     10,305.7
           Due after ten years..............     8,528.5      9,268.0
                                               ---------    ---------
           Subtotal.........................    25,670.5     27,314.6
           Asset and mortgage-backed
            securities......................     5,844.3      6,016.9
                                               ---------    ---------
           Total............................   $31,514.8    $33,331.5
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2004
               Below 5%....... $  823.5     $  251.8     $  250.0
               5%-6%..........  2,331.9      2,318.8      2,348.2
               6%-7%..........  1,560.3      1,567.3      1,614.8
               Above 7%.......  1,684.0      1,706.4      1,803.9
                               --------     --------     --------
               Total.......... $6,399.7     $5,844.3     $6,016.9
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                                 December 31, 2004
               NAIC     Rating Agency
            Designation Equivalent Designation Fair Value  % of Total
            ----------- ---------------------- ----------  ----------
                                               (in millions, except %)
                                               ----------------------
                 1        AAA/AA /A........... $20,132.2      60.4%
                 2        BBB.................  11,054.2      33.2
                 3        BB..................   1,401.0       4.2
                 4        B...................     502.3       1.5
                 5        CCC and lower.......     118.9       0.3
                 6        In or near default..     122.9       0.4
                                               ---------     -----
                          Total............... $33,331.5     100.0%
                                               =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2004     2003     2002
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $1,932.3 $2,030.1 $2,030.3
              Equity securities........      8.4      9.2     10.1
              Trading securities.......    173.3     41.2       --
              Mortgage loans on real
               estate..................    349.5    337.9    356.3
              Real estate..............     24.7     42.0     45.8
              Policy loans.............    119.2    122.5    133.6
              Invested cash............     20.6      5.3     30.4
              Other investments........     54.3     47.6     18.8
                                        -------- -------- --------
              Investment revenue.......  2,682.3  2,635.8  2,625.3
              Investment expense.......     89.1     95.7     92.2
                                        -------- -------- --------
              Net investment income.... $2,593.2 $2,540.1 $2,533.1
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                   2004      2003
                                                 --------- --------
                                                   (in millions)
                                                 ------------------
            Year Ended December 31
              Corporate bonds...................  $2,259.0 $2,171.2
              U.S. government bonds.............     307.8    285.9
              Foreign government bonds..........      50.5     46.5
              Asset and mortgage-backed
               securities:
                Mortgage pass-through
                 securities.....................      37.6     18.9
                Collateralized mortgage
                 obligations....................     103.1    110.8
                Commercial mortgage backed
                 securities.....................     151.4    123.1
                Other asset-backed securities...       9.3      9.7
              State and municipal bonds.........      18.8     16.5
              Redeemable preferred stocks.......       2.7      1.7
                                                 --------- --------
            Total fixed maturity securities.....   2,940.2  2,784.3
            Equity securities...................       2.3      2.2
                                                 --------- --------
            Total............................... $ 2,942.5 $2,786.5
                                                 ========= ========

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2004 and 2003 was $25.7 million and $307.7 million, respectively.

The Lincoln National Life Insurance Company

The detail of the realized gain (loss) on investments is as follows:

                                               Year Ended December 31
                                               2004    2003     2002
                                              ------  ------  -------
                                                   (in millions)
                                              -----------------------
         Realized loss on investments and
          derivative instruments............. $(58.2) $(16.1) $(262.8)
         Gain on transfer of securities from
          available-for-sale to trading......     --   342.9       --
         Gain (loss) on reinsurance
          embedded derivative/trading
          securities.........................   (1.0)    4.0       --
         Gain (loss) on sale of subsidiaries/
          business...........................   14.1      --    (10.6)
                                              ------  ------  -------
         Total Realized Gain (Loss) on
          Investments........................ $(45.1) $330.8  $(273.4)
                                              ======  ======  =======

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2004     2003     2002
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 107.6  $ 333.7  $ 163.8
              Gross loss.................  (115.3)  (353.7)  (578.5)
            Equity securities
             available-for-sale
              Gross gain.................    18.7     25.4     11.8
              Gross loss.................    (0.7)    (4.4)   (22.2)
            Other investments............     4.5     28.1     27.2
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for policyholder
             commitments.................   (51.2)   (32.8)   143.2
            Investment expenses..........   (10.3)    (9.9)    (9.3)
                                          -------  -------  -------
            Total Investments............   (46.7)   (13.6)  (264.0)
            Derivative instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........   (11.5)    (2.5)     1.2
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $(58.2)  $ (16.1) $(262.8)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            -----   ------  ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $67.2   $248.8  $296.6
              Equity securities
               available-for-sale..........    --      3.4    21.4
              Mortgage loans on real estate  (2.0)     5.6     9.7
              Real estate..................    --      4.1      --
              Other long-term investments..    --       --     6.4
              Guarantees...................  (0.1)    (0.3)     --
                                            -----   ------  ------
              Total........................ $65.1   $261.6  $334.1
                                            =====   ======  ======

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                          Year Ended December 31
                                           2004   2003    2002
                                          -----  ------ --------
                                              (in millions)
                                          ----------------------
                Fixed maturity securities $61.3  $190.8 $1,219.5
                Equity securities........  (6.1)    7.6     13.0
                                          -----  ------ --------
                Total.................... $55.2  $198.4 $1,232.5
                                          =====  ====== ========

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2004 and 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                             % Fair Amortized % Amortized Unrealized % Unrealized
                                  Fair Value Value    Cost       Cost        Loss        Loss
                                  ---------- ------ --------- ----------- ---------- ------------
                                                           (in millions)
                                  --------------------------------------------------------------
2004
(less or =) 90 days                $2,263.8   45.1% $2,280.0      44.3%    $ (16.2)      12.6%
90 days but (less or =) 180 days      338.1    6.7%    344.8       6.7%       (6.7)       5.2%
180 days but (less or =) 270 days   1,099.6   21.9%  1,127.9      21.9%      (28.3)      22.0%
270 days but (less or =) 1 year       187.1    3.7%    191.8       3.7%       (4.7)       3.7%
1 year                              1,133.9   22.6%  1,206.7      23.4%      (72.8)      56.5%
                                   --------  -----  --------     -----     -------      -----
Total                              $5,022.5  100.0% $5,151.2     100.0%    $(128.7)     100.0%
                                   ========  =====  ========     =====     =======      =====
2003
(less or =) 90 days                $1,903.7   41.1% $1,923.8      39.8%    $ (20.1)       9.6%
90 days but (less or =) 180 days    1,166.0   25.2%  1,200.7      24.8%      (34.7)      16.7%
180 days but (less or =) 270 days     504.1   10.9%    531.5      11.0%      (27.4)      13.2%
270 days but (less or =) 1 year       141.8    3.1%    147.0       3.0%       (5.2)       2.5%
1 year                                915.7   19.7%  1,036.6      21.4%     (120.9)      58.0%
                                   --------  -----  --------     -----     -------      -----
Total                              $4,631.3  100.0% $4,839.6     100.0%    $(208.3)     100.0%
                                   ========  =====  ========     =====     =======      =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9--Fair Value of Financial Instruments to the Consolidated Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                             2004    2003
                                             -----  ------
                                             (in millions)
                                             ------------
                      Real estate........... $23.5  $ 22.0
                      Property and equipment  49.3   100.9

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      2004    2003
                                                     ------  ------
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $ 84.0  $120.2
            Allowance for losses....................  (15.5)  (17.5)
                                                     ------  ------
            Net impaired loans...................... $ 68.5  $102.7
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

The Lincoln National Life Insurance Company

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            -----   ------  -----
                                                (in millions)
                                            --------------------
               Balance at beginning-of-year $17.5   $ 11.9  $ 2.2
               Provisions for losses.......   4.7     16.4   12.7
               Releases due to principal
                paydowns...................  (6.7)   (10.8)  (3.0)
                                            -----   ------  -----
               Balance at end-of-year...... $15.5   $ 17.5  $11.9
                                            =====   ======  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                              Year Ended December 31
                                               2004    2003   2002
                                               ------  -----  -----
                                                (in millions)
                                              ----------------------
               Average recorded investment in
                impaired loans............... $100.7   $72.6  $54.0
               Interest income recognized on
                impaired loans...............    9.1     8.1    5.6

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2004 and 2003, LNL had no mortgage loans on non-accrual status. As of December 31, 2004 and 2003, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2004 and 2003, LNL had restructured mortgage loans of $69.5 million and $63.6 million, respectively. LNL recorded $3.6 million and $4.7 million of interest income on these restructured mortgage loans in 2004 and 2003, respectively. Interest income in the amount of $6.4 million and $5.8 million would have been recorded on these mortgage loans according to their original terms in 2004 and 2003, respectively. As of December 31, 2004 and 2003, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2004, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $478.9 million. This includes $181.8 million of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $147.4 million and $132.1 million at December 31, 2004 and 2003, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.1 million and $0.03 million were received in 2004 and 2003, respectively. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                            2004   2003    2002
                                           ------ ------ -------
                                               (in millions)
                                           ---------------------
               Current.................... $ 97.7 $ 31.5 $(140.4)
               Deferred...................   95.5  213.4    41.5
                                           ------ ------ -------
               Total tax expense (benefit) $193.2 $244.9 $ (98.9)
                                           ====== ====== =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2004    2003    2002
                                              -------  ------  ------
                                                   (in millions)
                                              -----------------------
         Tax rate times pre-tax income (loss) $ 271.6  $323.1  $(22.2)
         Effect of:
           Tax-preferred investment income...  (68.7)   (49.7)  (46.6)
           Tax credits.......................  (13.9)   (19.1)  (17.7)
           Other items.......................     4.2    (9.4)  (12.4)
                                              -------  ------  ------
         Provision for income taxes.......... $ 193.2  $244.9  $(98.9)
         Effective tax rate..................      25%     27%    N/M
                                              =======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax loss of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax liability is as follows:

                                                   December 31
                                                    2004   2003
                                                   ------  -----
                                                   (in millions)
                                                   ------------
                Current........................... $ 47.4  $19.7
                Deferred..........................  102.2   17.2
                                                   ------  -----
                Total Federal income tax liability $149.6  $36.9
                                                   ======  =====

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2004      2003
                                                  --------- --------
                                                    (in millions)
                                                  ------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,158.9 $1,123.7
             Reinsurance deferred gain...........     317.9    321.6
             Net capital loss carryforwards......        --     41.1
             Reinsurance related derivative
              liability..........................     123.7    114.6
             Post-retirement benefits other than
              pensions...........................      17.0      6.1
             Compensation related................      93.1     80.0
             Ceding commission asset.............      12.9     14.8
             Other...............................      50.8     23.8
                                                  --------- --------
           Total deferred tax assets.............   1,774.3  1,725.7
                                                  ========= ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     721.3    607.3
             Net unrealized gain on securities
              available-for-sale.................     653.5    640.9
             Trading security gains..............     115.8    107.8
             Present value of business in-force..     286.7    322.6
             Other...............................      99.2     64.3
                                                  --------- --------
           Total deferred tax liabilities........   1,876.5  1,742.9
                                                  --------- --------
           Net deferred tax liability............ $   102.2 $   17.2
                                                  ========= ========

The Company and its affiliates are part of a consolidated Federal income tax filing with LNC. Cash paid for Federal income taxes in 2004 and 2002 was $56.4 million and $396.5 million, respectively. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2004 and 2003, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2004 and 2003.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2004, LNL has approximately $200.7 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. On October 23, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." Beginning January 1, 2005 through December 31, 2006, the additional tax imposed on distributions from the special tax account, Policyholders' Surplus, is suspended. In addition, the statute provides that distributions made during the two-year suspension period will first reduce the Policyholders' Surplus account balance. As a result, LNL believes that its dividend activity will be sufficient to eliminate the account balance during the suspension period.

The LNC consolidated return group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). The audits from tax years through 1995 have been completed and these years are closed. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which the company continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re, are as follows:

                                           Year Ended December 31
                                           2004     2003     2002
                                         -------  -------  -------
                                               (in millions)
                                         -------------------------
            Insurance assumed........... $   0.3  $   1.0  $   1.1
            Insurance ceded.............  (315.1)  (250.9)  (233.1)
                                         -------  -------  -------
            Net reinsurance premiums and
             fees....................... $(314.8) $(249.9) $(232.0)
                                         =======  =======  =======

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2004, 2003 and 2002.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2004        2003*
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
          Balance at beginning-of-year........... $2,526.5    $2,342.1
          Deferral...............................    839.0       636.1
          Amortization...........................   (411.7)     (275.5)
          Adjustment related to realized gains on
           securities available-for-sale.........    (45.7)      (50.2)
          Adjustment related to unrealized gains
           on securities available-for-sale......    (14.7)     (126.0)
          Cumulative effect of accounting
           change................................    (39.3)         --
                                                   --------   --------
          Balance at end-of-year................. $2,854.1    $2,526.5
                                                   ========   ========

--------
*Amounts have been restated for the reclassification of deferred sales inducements. Refer to Note 2 for additional information.

Realized loss on investments and derivative instruments on the Consolidated Statements of Income for the year ended December 31, 2004, 2003 and 2002 are net of amounts restored or (amortized) against deferred acquisition costs of $(45.7) million, $(50.2) million and $115.0 million, respectively. In addition, realized gains and losses for the year ended December 31, 2004, 2003 and 2002 are net of adjustments made to policyholder reserves of $(1.5) million, $18.0 million and $25.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2004      2003      2002
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  695.2  $  572.3  $  566.7
            Other volume related
             expenses.................    435.0     328.4     264.2
            Operating and
             administrative expenses..    585.7     624.4     664.0
            Deferred acquisition costs
             net of amortization......   (427.3)   (360.6)   (313.1)
            Restructuring charges.....     18.4      45.5        --
            Other intangibles
             amortization.............    102.2      90.9     105.7
            Other.....................     85.4      96.8      95.8
                                       --------  --------  --------
            Total..................... $1,494.6  $1,397.7  $1,383.3
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2004   2003
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2004     As of December 31, 2003
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $132.4       $  225.0       $111.9
    Life Insurance..........     1,254.2        527.7        1,254.2        445.5
                                --------       ------       --------       ------
Total.......................    $1,479.2       $660.1       $1,479.2       $557.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2005-$72.6 2006-$61.0       2007-$67.8
                     2008- 66.5 2009- 65.5 Thereafter-485.7

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                     December 31
                                                                               2004     2003      2002
                                                                             -------  --------  --------
                                                                                    (in millions)
                                                                             ---------------------------
Balance at beginning of year................................................ $ 921.8  $1,012.8  $1,118.5
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)    49.9      55.6      61.4
Amortization................................................................  (152.6)   (146.6)   (167.1)
                                                                             -------  --------  --------
Balance at end-of-year...................................................... $ 819.1  $  921.8  $1,012.8
                                                                             =======  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2004      2003
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $22,267.3 $21,891.8
      Undistributed earnings on participating business     145.3     155.1
      Other...........................................     714.0     680.9
                                                       --------- ---------
      Total........................................... $23,126.6 $22,727.8
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and long-term debt are as follows:

                                                            December 31
                                                           2004     2003
                                                         -------- --------
                                                           (in millions)
                                                         -----------------
      Short-term debt:                                   $   32.1 $   41.9
                                                         -------- --------
      Long-term debt:
        Surplus notes due Lincoln National Corporation:
          6.56% surplus note, due 2028                   $  500.0 $  500.0
          6.03% surplus note, due 2028                      750.0    750.0
                                                         -------- --------
      Total Surplus Notes...............................  1,250.0  1,250.0
      Mortgage loans on investment real estate..........     47.2       --
                                                         -------- --------
      Total long-term debt.............................. $1,297.2 $1,250.0
                                                         ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 8). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. After January 5, 2003, subject to approval by the Indiana Insurance Commissioner,

The Lincoln National Life Insurance Company

LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory capital surplus exceeds $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 8). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. After December 18, 2003, subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory capital surplus exceeds $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2004 was $78.8 million and $79.3 million for 2003 and 2002.

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


LNL issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). LNL also issues variable annuity and life contracts through separate accounts that include various types of GMDB features and a GMWB feature. The GMDB features include those where LNL contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that LNL's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                     December 31
                                                     2004        2003
                                                       -----      -----
                                                     In the Event of Death
                                                     ---------------------
                                                     (in billions)
                                                     ---------------------
               Return of net deposit
                 Account value...................... $28.4.....  $25.2....
                 Net amount at risk.................   0.2.....    0.4....
                 Average attained age of
                  contractholders...................    52.....     51....
               Return of net deposits plus a minimum
                return
                 Account value......................  $0.3.....  $ 0.3....
                 Net amount at risk.................    --.....     --....
                 Average attained age of
                  contractholders...................    65.....     64....
                 Guaranteed minimum return..........    5%.....     5%....
               Highest specified anniversary account
                value minus withdrawals post
                anniversary
                 Account value...................... $15.6.....  $12.4....
                 Net amount at risk.................   0.6.....    1.1....
                 Average attained age of
                  contractholders...................    62.....     61....

Approximately $4.2 billion and $0.8 billion of separate account values at December 31, 2004 and 2003, respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under FAS 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        December 31
                                                        2004   2003
                                                       -----  -----
                                                       (in billions)
                                                       ------------
            Asset Type
              Domestic equity......................... $27.6  $23.2
              International equity....................   3.2    2.4
              Bonds...................................   4.2    3.6
                                                       -----  -----
                Total.................................  35.0   29.2
              Money market............................   3.3    3.2
                                                       -----  -----
                Total................................. $38.3  $32.4
                                                       =====  =====
            Percent of total variable annuity separate
             account values                             88.7%  90.5%
                                                       =====  =====

The Lincoln National Life Insurance Company

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                                                 GMDB
                                                             2004    2003
                                                            ------- ------
                                                             (in millions)
                                                            --------------
       Total:
         Balance at January 1.............................. $  46.4 $ 84.5
         Cumulative effect of implementation of SOP 03-1...   (9.7)     --
         Benefits reserves.................................   (2.1)   (2.6)
         Benefits paid.....................................  (16.4)  (35.5)
                                                            ------- ------
         Balance at December 31............................ $  18.2 $ 46.4
                                                            ======= ======
       Ceded:
         Balance at January 1.............................. $ (3.5) $   --
         Cumulative effect of implementation of SOP 03-1...     1.7     --
         Benefits reserves.................................  (23.2)   (4.7)
         Benefits paid.....................................     7.0    1.2
                                                            ------- ------
         Balance at December 31............................ $(18.0) $ (3.5)
                                                            ======= ======
       Net:
         Balance at January 1.............................. $  42.9 $ 84.5
         Cumulative effect of implementation of SOP 03-1...   (8.0)     --
         Benefits reserves.................................  (25.3)   (7.3)
         Benefits paid.....................................   (9.4)  (34.3)
                                                            ------- ------
         Balance at December 31............................ $   0.2 $ 42.9
                                                            ======= ======

The offset to the benefit reserve amounts above are reflected in benefits in the Consolidated Statements of Income. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"), a wholly-owned subsidiary of LNC. Under this agreement, LNL ceded a portion of its GMDB and all of its GMWB risks to LNR Barbados. The treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. At the time of the amendment, LNL transferred its existing remaining GMDB reserves ($36 million) to LNR Barbados. In addition to the reserve transfer, LNL paid premiums to LNR Barbados totaling $54.3 million and $13.2 million in 2004 and 2003, respectively, related to this agreement. These reinsurance premiums are reflected as an offset in insurance premiums in the Consolidated Statements of Income.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
7. Benefit Plans

Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. The funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by the end of 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

As discussed in Note 2, the Medicare Act became law in 2003. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued FSP 106-1, which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

In May 2004, the staff of the FASB issued FSP 106-2, which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

LNC and LNL completed their analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. The implementation did not have a material effect on LNL's results of operations.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions
Information with respect to LNC's defined benefit plan asset activity and defined benefit plan obligations as it relates to LNL employees is as follows:

                                                       Year Ended December 31
                                                  --------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits       Benefits
                                                  ---------------        --
                                                    2004    2003    2004       2003
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year.  $436.9  $343.0  $   --     $   --
  Transfers of assets............................      --     0.9      --         --
  Actual return on plan assets...................    46.8    79.2      --         --
  Company contributions..........................    32.7    40.5     6.5        4.6
  Administrative expenses........................   (2.0)    (1.8)     --         --
  Benefits paid..................................  (36.1)   (24.9)   (6.5)      (4.6)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   478.3   436.9      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   449.9   441.1    79.1       88.9
  Transfers of benefit obligations...............      --     0.6      --         --
  Medicare Part D Subsidy........................     1.1      --    (5.1)        --
  Service cost...................................    16.7    18.1     1.7        1.4
  Interest cost..................................    28.5    27.2     4.6        4.9
  Plan participants' contributions...............      --      --     1.4        1.0
  Special termination benefits...................     0.1     1.4      --         --
  Plan curtailment gain..........................      --      --      --       (2.3)
  Actuarial (gains) losses.......................    32.7   (13.6)    7.7      (10.2)
  Benefits paid..................................  (36.1)   (24.9)   (6.5)      (4.6)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   492.9   449.9    82.9       79.1
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (14.6)  (13.0)  (82.9)     (79.1)
Unrecognized net actuarial (gains) losses........    60.3    38.4     1.5       (1.9)
Unrecognized prior service cost..................   (14.9)  (17.0)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $  30.8  $  8.4  $(81.4)    $(81.0)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.00%   6.50%   6.00%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   4.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for both 2004 and 2003 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2004 and the expected return of 8.25%, LNL maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 2004. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2004 and 2003 by $5.6 million and $4.6 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2004 and 2003 would increase by $0.5 million and $0.4 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2004   2003
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $135.5 $127.8
                  Projected benefit obligation..  136.3  129.6
                  Fair value of plan assets.....   81.8   78.2

Minimum Pension Liability Adjustment

                                                                                                                Year Ended
                                                                                                                December 31
                                                                                                               2004   2003
                                                                                                               ----- ------
                                                                                                               (in millions)
                                                                                                               ------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) $ 3.7 $(42.6)

                                                                                                               December 31,
                                                                                                               2004   2003
                                                                                                               ----- ------
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)........... $13.0 $  9.3

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2004    2003    2002    2004    2003   2002
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 17.2  $ 19.4  $ 17.8  $ 1.7   $ 1.4  $ 1.4
Interest cost..........................   28.5    27.2    26.8    4.6     5.0    5.1
Expected return on plan assets.........  (35.2)  (27.7)  (27.1)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.2)   (2.4)    --      --     --
Recognized net actuarial (gains) losses    0.7     5.7     0.2   (0.8)   (0.2)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $  9.0  $ 22.4  $ 15.3  $ 5.5   $ 6.2  $ 6.1
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.0 million, $3.7 million, and $1.0 million in 2004, 2003 and 2002, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets
Defined benefit pension plan assets allocations at December 31, 2004 and 2003, by asset category are as follows:

                                                 2004   2003
                                                -----  -----
                   Asset Category
                     Equity securities.........  63.6%  61.9%
                     Fixed income securities...  31.7   30.7
                     Real estate...............   1.2    5.6
                     Cash and cash equivalents.   3.5    1.8
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of the defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     ---------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currency exposure can be hedged up to 100%
**International/Emerging Markets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. The investment policy is reviewed on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

The Lincoln National Life Insurance Company

Plan Cash Flows

LNL expects to contribute between $0.0 million and $19.8 million to LNC's defined benefit pension plans in 2005. In addition, LNL expects to fund approximately the following amounts for benefit payments for unfunded non-qualified U.S. defined benefit plans:

                                    Post Retirement Plans
                      -------------------------------------------------
                                                                Not
                                         Reflecting          Reflecting
                      Non-Qualified U.S.  Medicare  Medicare  Medicare
                       Defined Benefit     Part D    Part D    Part D
        (in millions)    Pension Plan     Subsidy   Subsidy   Subsidy
        ------------- ------------------ ---------- -------- ----------
        Year
        ----
         2005........       $ 3.5          $ 5.7     $  --     $ 5.7
         2006........         3.5            4.4      (0.6)      5.0
         2007........         4.0            4.4      (0.6)      5.0
         2008........         4.3            4.3      (0.7)      5.0
         2009........         4.4            4.2      (0.7)      4.9
         Thereafter..        29.9           19.1      (3.5)     22.6

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $25.2 million, $22.9 million, and $12.6 million in 2004, 2003 and 2002, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $6.8 million, $17.0 million, and $(3.6) million in 2004, 2003 and 2002, respectively. These expenses reflect both LNL's employer matching contributions of $2.1 million, $2.4 million and $1.1 million, as well as changes in the measurement of LNL's liabilities net of LNC's total return swap under these plans of $4.7 million, $14.6 million and $(4.7) million for 2004, 2003 and 2002 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $126.1 million and $123.9 million at December 31, 2004 and 2003, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2004 consisted of 35,796 10-year LNC stock options, 372,970 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2004, 139,377 stock options and 605,135 performance share units of these awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

The Lincoln National Life Insurance Company

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2004 was $0.6 million relating to stock options, $11.2 million relating to performance shares, and $0.7 million relating to cash awards. Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2004 and 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

Information with respect to LNL stock options outstanding at December 31, 2004 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2004          (Years)       Exercise Price       2004       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30      784,141          4.95            $25.35          649,552         $25.40
 31- 40      499,406          3.82             38.15          482,070          38.26
 41- 50    1,802,342          4.86             44.41        1,557,320          44.39
 51- 60    1,871,236          5.53             51.36        1,545,363          51.21
-------    ---------                                        ---------
$21-$60    4,957,125                                        4,234,305
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                      2004   2003   2002
                                                     -----  -----  ------
      Dividend yield................................   3.0%   5.0%    2.5%
      Expected volatility...........................  28.7%  39.8%   39.6%
      Risk-free interest rate.......................   2.7%   2.2%    4.5%
      Expected life (in years)......................   3.6    3.6     4.2
      Weighted-average fair value per option granted $8.61  $5.55  $16.00

The Lincoln National Life Insurance Company

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2002..........  7,233,277      $39.20     4,213,907     $39.05
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435       41.57     4,681,490      41.49
                                     ==========      ======
Granted-original....................     35,796       47.55
Granted-reloads.....................     43,681       45.54
Exercised (includes shares tendered)   (883,042)      46.97
Forfeited...........................   (306,745)      48.07
                                     ----------      ------
Balance at December 31, 2004........  4,957,125      $43.39     4,234,305     $43.27
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2004, 2003, and 2002 was $6.8 million, $13.9 million, and $18.7 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2004, 2003 and 2002 was $6.2 million, $6.8 million and $(0.7) million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2004, 2003 and 2002 was $2.4 million, $0.3 million and $(6.7) million, respectively. The SAR liability at December 31, 2004 and 2003 was $9.4 million and $9.8 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2004 is as follows:

                    SARs Outstanding                             SARs Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices       2004          (Years)       Exercise Price       2004           Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$20-$30      369,685          2.03            $24.96         180,604          $24.80
 31- 40        9,066          2.39             34.49           4,100           35.93
 41- 50      590,874          2.16             44.87         283,922           43.60
 51- 60      321,875          2.20             52.10         161,365           52.10
-------    ---------                                         -------
$20-$60    1,291,500                                         629,991
=======    =========                                         =======

The Lincoln National Life Insurance Company

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2004   2003   2002
                                                   -----  -----  ------
       Dividend yield.............................   3.0%   4.6%    2.7%
       Expected volatility........................  25.0%  35.0%   29.5%
       Risk-free interest rate....................   3.1%   3.3%    5.0%
       Expected life (in years)...................   5.0    5.0     5.0
       Weighted-average fair value per SAR granted $8.98  $9.05  $10.86

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2002.......... 1,125,091      $33.85     102,710     $25.02
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======
Granted-original....................   190,250       47.58
Exercised (includes shares tendered)  (344,588)      28.32
Forfeited...........................  (153,686)      35.83
                                     ---------      ------
Balance at December 31, 2004........ 1,291,500       40.90     629,991      40.34
                                     =========      ======     =======     ======

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2002 through 2004 was as follows:

                                                      2004    2003    2002
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  68,730  10,910  46,500
   Weighted-average price per share at time of grant $ 47.46 $ 31.41 $ 33.55

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $310 million, $267 million and $(252) million for 2004, 2003 and 2002, respectively. In December 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 12 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholder's equity as determined in accordance with statutory accounting practices for LNL was $3.0 billion and $2.8 billion for December 31, 2004 and 2003, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. Dividends of $150 million were paid by LNL to LNC in three quarterly installments during 2004. Due to statutory earnings and favorable credit markets, LNL's 2004 dividends did not require prior approval. Based upon anticipated on-going positive statutory earnings and favorable credit markets, LNL expects it could continue to pay dividends in 2005 without prior approval from the Commissioner.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers. These include reserve requirements, which differ from the State of Indiana and, in most cases, are more restrictive thus reducing LNL's total adjusted capital as reported to New York.

Reinsurance Contingencies

See Note 12, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations in December 2001.

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the Consolidated Balance Sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.1 billion at December 31, 2004, and is included in amounts recoverable from reinsurers. During 2004, Swiss Re funded a trust for $2.0 billion to support this business. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and crtain mortgage loans. LNL's funds withheld and embedded derivative liabilities at December 31, 2004 included $1.6 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of

The Lincoln National Life Insurance Company mutual fund and variable insurance products and broker- dealer access arrangements. Like others in the industry, LNL has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. LNL is in the process of responding to these inquiries and continues to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2004, 2003 and 2002 was $54.7 million, $55.7 million and $55.5 million, respectively. Future minimum rental commitments are as follows (in millions):

            2005-$      53.9 2006-$      47.2 2007-$            44.4
                  2008- 37.7       2009- 28.6       Thereafter- 14.7

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $45.0 million to $50.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy was to retain no more than $10 million on a single insured life. Beginning in 2003, the new business retention policy for fixed life insurance (primarily universal life and interest sensitive whole life) and variable universal life insurance is to retain no more than $5 million on a single insured life. Additionally, the retention per single insured life for term life insurance and for Corporate Owned Life Insurance ("COLI") is $1 million and $2 million, respectively. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2004, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL's reinsurance operations were acquired by Swiss Re in December 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

At December 31, 2004, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 27.5% of such mortgages, or $0.9 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.0 million. Also at December 31, 2004, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has had a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds mutual funds as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 30% and 17% of LNL's total gross annuity deposits in 2004 and 2003, respectively, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 36% and 35% of LNL's total gross annuity account values at December 31, 2004 and 2003 respectively.

The Lincoln National Life Insurance Company

Other Contingency Matters

LNC and LNL are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

LNC and LNL have pursued claims with their liability insurance carriers for reimbursement of certain costs incurred in connection with a class action settlement involving the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998, and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNC and LNL settled their claims against three liability carriers on a favorable basis, and settled their claims against a fourth liability insurance carrier on a favorable basis in 2004.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, refer to the discussion of Reinsurance Contingencies above.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $4.6 million and $6.0 million were outstanding at December 31, 2004 and 2003, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging

The Lincoln National Life Insurance Company strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                   Assets (Liabilities)
                                                                                              ------------------------------
                                                                              Notional or     Carrying Value/ Carrying Value/
                                                                            Contract Amounts    Fair Value      Fair Value
                                                                           ------------------ --------------- ---------------
                                                                              December 31               December 31
                                                                             2004      2003        2004            2003
                                                                           --------- -------- --------------- ---------------
                                                                                             (in millions)
                                                                           -------------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................  $4,000.0 $2,550.0     $   3.8         $  13.2
  Interest rate swap agreements...........................................     445.5    422.3        28.9            40.6
                                                                           --------- --------     -------         -------
Total interest rate derivative instruments................................   4,445.5  2,972.3        32.7            53.8
Foreign currency derivative instruments -- Foreign currency swaps.........      41.8     17.9        (5.6)           (1.5)
Credit derivative instruments -- Credit default swaps.....................      13.0      8.0         0.1             0.2
Equity indexed derivative instruments -- Call options (based on LNC Stock)       1.3      1.5        15.0            16.0
Embedded derivatives per FAS 133..........................................        --       --      (340.8)         (325.3)
                                                                           --------- --------     -------         -------
Total derivative instruments*............................................. $ 4,501.6 $2,999.7     $(298.6)        $(256.8)
                                                                           ========= ========     =======         =======

--------
* Total derivative instruments for 2004 are composed of assets of $52.7 million and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2003 are composed of an asset of $68.6 million and a liability of $325.3 million on the Consolidated Balance Sheet in derivative instruments and reinsurance related derivative liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                Interest Rate     Interest Rate   Foreign Currency
                                Cap Agreements   Swap Agreements  Swap Agreements
                              -----------------  ---------------  ---------------
                                 December 31       December 31    December 31
                                2004     2003     2004     2003   2004     2003
                              -------- --------  ------  -------  ----     -----
                                               (in millions)
                              ---------------------------------------------------
 Balance at beginning-of-year $2,550.0 $1,276.8  $422.3  $ 429.1  17.9     61.5
 New contracts...............  1,450.0  1,500.0    50.5    260.0  26.0       --
 Terminations and maturities.       --   (226.8)  (27.3)  (266.8) (2.1)   (43.6)
                              -------- --------  ------  -------   ----    -----
 Balance at end-of-year...... $4,000.0 $2,550.0  $445.5  $ 422.3  41.8     17.9
                              ======== ========  ======  =======   ====    =====

                                                Call Options
                                 Credit Default   (Based on
                                     Swaps       LNC Stock)     Swaptions
                                 -------------  ------------  ------------
                                  December 31    December 31   December 31
                                  2004   2003    2004   2003  2004   2003
                                 -----  ------  -----  -----  ---- -------
                                               (in millions)
                                 -----------------------------------------
    Balance at beginning-of-year $ 8.0  $ 26.0  $ 1.5  $ 1.3  $--  $ 180.0
    New contracts...............  10.0      --    0.2    0.3   --       --
    Terminations and maturities.  (5.0)  (18.0)  (0.4)  (0.1)  --   (180.0)
                                 -----  ------  -----  -----  ---  -------
    Balance at end-of-year...... $13.0  $  8.0  $ 1.3  $ 1.5  $--  $    --
                                 =====  ======  =====  =====  ===  =======

The Lincoln National Life Insurance Company

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2004 and 2003, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. For the years ended December 31, 2004, 2003 and 2002, LNL recognized a net (loss) gain of ($7.4 million, after tax after-DAC), ($1.6 million, after-tax after DAC), and $0.8 million, after-tax after-DAC, respectively, in net income as a component of realized investment gains and losses. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain (loss) on swap terminations. For the years ended December 31, 2004, 2003 and 2002, LNL recognized a loss of $10.3 million, after-tax after-DAC, $7.6 million, after-tax after-DAC, and a gain of $8.8 million, after-tax after DAC, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2004, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2014.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the Consolidated Statements of Income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2004, there were no forward starting interest rate swap agreements.

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2009, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly

The Lincoln National Life Insurance Company increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2004, there were no outstanding swaptions.

Credit Default Swaps.
LNL buys credit default swaps, which expire in 2006, to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant. As of December 31, 2004, LNL had bought credit swaps with a notional amount of $8.0 million. The credit default swaps expire in 2006.

LNL also sells credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the investor to put the bond back to LNL at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or restructuring. As of December 31, 2004, LNL had a credit swap with a notional amount of $5.0 million. The credit default swap expires in 2009.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section above, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark to market changes are recorded in net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked to market through net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

Derivative Instrument Embedded in Variable Annuity Products.
LNL has certain variable annuity products with a GMWB feature that is an embedded derivative. The change in fair value of the embedded derivatives flows through net income through the benefits line in the Consolidated Statements of Income.

Derivative Instruments Embedded in Available-for-Sale Securities.
LNL owns various debt securities that (a) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or (b) contain call options to receive the return on equity-like indexes. The change in fair value of the embedded derivatives flows through net income. These embedded derivatives have not been qualified for hedge accounting treatment under FAS 133.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2003 through December 31, 2004 are not discussed in this disclosure.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $26.0 million, $22.9 million and $10.4 million in 2004, 2003 and 2002, respectively. The increase in income from 2002 to 2003 was primarily because of increased income on equity options and interest rate swaps.

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2004, the exposure was $42.1 million.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices; 2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Long-term Debt.
Fair values for long-term debt issues are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying Consolidated Balance Sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The Lincoln National Life Insurance Company

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2004         2004          2003         2003
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $33,331.5    $ 33,331.5    $ 31,362.6   $ 31,362.6
  Equity securities...........................................       113.7         113.7         147.2        147.2
  Trading Securities..........................................     2,942.5       2,942.5       2,786.5      2,786.5
  Mortgage loans on real estate...............................     3,855.1       4,144.4       4,189.5      4,550.1
  Policy loans................................................     1,864.7       2,020.7       1,917.8      2,086.4
  Derivative instruments*.....................................      (298.6)       (298.6)       (256.7)      (256.7)
  Other investments...........................................       369.1         369.1         363.4        363.4
  Cash and invested cash......................................     1,237.7       1,237.7       1,442.8      1,442.8
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,703.9)    (21,758.4)    (21,354.6)   (21,446.0)
  Remaining guaranteed interest and similar contracts.........       (45.2)        (46.7)        (86.7)       (91.2)
  Short-term debt.............................................       (32.1)        (32.1)        (41.9)       (41.9)
  Long-term debt..............................................    (1,297.2)     (1,254.7)     (1,250.0)    (1,205.0)
  Guarantees..................................................          --            --          (0.1)          --
  Investment commitments......................................          --           0.3            --          0.2

--------
*Total derivative instruments for 2004 are composed of assets of $52.7 million and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2003 are composed of an asset of $68.6 million and a liability of $325.3 million on the Consolidated Balance Sheet in derivative instruments and reinsurance related derivative liability, respectively.

As of December 31, 2004 and 2003, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $434.4 million and $448.6 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
10. Segment Information

LNL has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, LFD, as well as LNL's retail unit, LFA. In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, and additional offices in Fort Wayne, Indiana and Schaumberg, Illinois, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance, linked-benefit life (a universal life product with a long-term care benefit) and term life insurance. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in Other Operations. The gain resulting from the 2001 indemnity reinsurance transaction with Swiss Re for acquisition of LNL's reinsurance business was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are reported within LNL's Other Operations.

The Lincoln National Life Insurance Company

Financial data by segment for 2002 through 2004 is as follows:

                                           Year Ended December 31
                                          2004      2003      2002
                                       ---------  --------  --------
                                               (in millions)
                                       -----------------------------
          Revenue:
            Lincoln Retirement........  $2,064.1  $1,963.9  $1,976.6
            Life Insurance............   1,937.0   1,905.4   1,881.7
                                       ---------  --------  --------
              Segment Operating
               Revenue................   4,001.1   3,869.3   3,858.3
            Other Operations..........     930.8     731.7     744.4
            Consolidating
             adjustments..............    (360.3)   (251.3)   (228.4)
            Net realized investment
             results (1)..............     (45.1)    330.8    (273.4)
                                       ---------  --------  --------
          Total.......................   4,526.5   4,680.5   4,100.9
                                       =========  ========  ========
          Net Income:
            Lincoln Retirement........     370.2     324.3     178.8
            Life Insurance............     275.2     264.2     269.0
                                       ---------  --------  --------
              Segment Income from
               Operations.............     645.4     588.5     447.8
            Other Operations..........     (22.3)    (77.7)    (52.4)
            Other Items (2)...........     (11.9)    (29.6)     (0.1)
            Net realized investment
             results (3)..............    (29.4)     215.4    (175.3)
            Reserve development net
             of related amortization
             on business sold
             through
             reinsusrance.............       0.9     (18.5)   (184.6)
                                       ---------  --------  --------
              Income before
               cumulative effect of
               accounting
               change.................     582.7     678.1      35.4
            Cumulative effect of
             accounting change........     (25.6)   (236.6)       --
                                       ---------  --------  --------
          Net Income.................. $   557.1  $  441.5  $   35.4
                                       =========  ========  ========

                                                December 31
                                              2004        2003
                                           ----------  ---------
                                               (in millions)
                                           ---------------------
              Assets:
                Lincoln Retirement........  $68,280.5  $61,569.5
                Life Insurance............   22,803.8   21,240.0
                Other Operations..........   14,224.7   14,055.0
                Consolidating adjustments.       (1.3)      (1.3)
                                           ----------  ---------
              Total....................... $105,307.7  $96,863.2
                                           ==========  =========

--------
/(1)/Includes realized losses on investments of $46.7 million, $13.6 million and $264.0 million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(11.5) million, $(2.5) million and $1.2 million for 2004, 2003 and 2002, respectively; gain on transfer of securities from available-for-sale to trading of $342.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $(1.0) million and $4.0 million in 2004 and 2003, respectively; and gain
     (loss) on sale of subsidiaries/businesses of $14.1 million and $(10.6) million for 2004 and 2002, respectively.
/(2)/Represents restructuring charges.
/(3)/Includes realized losses on investments of $21.4 million, $8.5 million and $176.1 million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(7.4) million, $(1.6) million and $0.8 million for 2004, 2003 and 2002, respectively; gain on transfer of securities from available-for-sale to trading of $222.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $(0.6) million and $2.6 million for 2004 and 2003, respectively.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
11. Shareholder's Equity

All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2004       2003
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $33,445.2  $31,509.8
         Cost of securities available-for-sale..  31,616.0   29,735.8
                                                 ---------  ---------
         Unrealized gain........................   1,829.2    1,774.0
         Adjustments to deferred acquisition
          costs.................................    (571.6)    (549.0)
         Amounts required to satisfy
          policyholder commitments..............     (53.7)     (50.9)
         Foreign currency exchange rate
          adjustment............................      17.4       12.6
         Deferred income taxes..................    (440.1)    (428.7)
                                                 ---------  ---------
         Net unrealized gain on securities
          available-for-sale.................... $   781.2  $   758.0
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Consolidated Balance Sheets.

Details underlying the change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2004    2003   2002
                                               ------  ------ ------
                                                   (in millions)
                                               --------------------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $116.3  $746.8 $774.4
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............   81.7   205.7  (72.1)
             Federal income tax expense on
              reclassification................   11.4    23.4  315.4
             Transfer from available-for-sale
              to trading securities...........     --   342.9     --
             Federal income tax expense on
              transfer........................     --   119.9     --
                                               ------  ------ ------
           Net change in unrealized gain on
            securities available-for-sale, net
            of reclassifications and federal
            income tax expense................ $ 23.2  $ 54.9 $531.1
                                               ======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The net unrealized gain (loss) on derivative instruments component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $2.9 million, $(3.9) million, and $(1.2) million for 2004, 2003, 2002 respectively, and net of adjustments to deferred acquisition costs of $(7.9) million, $(4.5) million, and $1.6 million for 2004, 2003, 2002 respectively.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
12. Acquisitions and Divestitures


Sale of Reinsurance Operations.
On October 29, 2002, LNL settled disputed matters with Swiss Re totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations in December 2001. The settlement provided for a payment by LNL of $195 million to Swiss Re, which LNL recorded as a reduction in deferred gain recorded on LNL's balance sheet at the time of the sale of the reinsurance business. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million, after-tax ($47.4 million, pre-tax), as well as a $6.9 million, after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million, after-tax ($283.2 million, pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million, after-tax ($183.2 million, pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million, after-tax ($1.1 billion, pre-tax) deferred gain reported at closing by $38.5 million, after-tax ($59.2 million, pre-tax).

As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million, after-tax ($32.1 million, pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

During 2004, 2003 and 2002 LNL amortized $56.8 million, after-tax, ($87.4 million pre-tax), $48.3 million, after-tax ($74.2 million pre-tax) and $47.5 million, after-tax ($73.1 million pre-tax), respectively, of deferred gain on the sale of the reinsurance operation. In the third quarter of 2004, LNL adjusted the deferred gain up by $77 million. As a result, the amortization of the deferred gain in 2004 included an adjustment upward of $9.1 million, after-tax. The deferred gain is being amortized over a period of 15 years beginning in December 2001.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2004 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments.

Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2004 personal accident reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

Acquisition of the Administrative Management Group, Inc.
On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm, for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Lincoln Retirement recorded expenses of $0.8 million and $1.2 million, after-tax ($1.2 million and $1.8 million, pre-tax) for 2004 and 2003, respectively relating to such contingent payments. AMG, a strategic partner of the Lincoln Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Restructuring Charges

The following provides details on LNL's restructuring charges. All restructuring charges recorded by LNL are included in underwriting, acquisition, insurance and other expenses on the Consolidated Statements of Income in the year incurred.

2003 Restructuring Plans
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003 Total
                                                                         ------------ ------------- ----------- ------
                                                                                         (in millions)
                                                                         ---------------------------------------------
Total expected charges as December 31, 2003.............................       $21.0          $5.0        $81.0 $107.0
                                                                         ===========   ===========  =========== ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits.............................       $ 7.0          $1.8        $20.3 $ 29.1
Write-off of impaired assets............................................         1.9            --          1.9    3.8
Other costs:
Rent on abandoned office space..........................................         6.0           2.2           --    8.2
Other...................................................................         2.8           0.2          1.4    4.4
                                                                         -----------   -----------  ----------- ------
Total 2003 Restructuring Charges (pre-tax)..............................        17.7           4.2         23.6   45.5
Amounts expended through December 31, 2003..............................        16.3           3.6         12.1   32.0
                                                                         -----------   -----------  ----------- ------
Restructuring reserve at December 31, 2003                                      $1.4          $0.6        $11.5 $ 13.5
                                                                         ===========   ===========  =========== ======
Additional amounts expended in 2003 that do not qualify as restructuring
 charges................................................................       $ 2.0          $0.5        $ 4.7 $  7.2
Amounts incurred in 2004
Employee severance and termination benefits.............................      $   --          $0.1        $ 8.5 $  8.6
Write-off of impaired assets............................................          --            --          0.7    0.7
Other costs:
Rent on abandoned office space..........................................         0.1            --          5.0    5.1
Other...................................................................         4.6            --          0.5    5.1
                                                                         -----------   -----------  ----------- ------
Total 2004 Restructuring Charges (pre-tax)..............................         4.7           0.1         14.7   19.5
Amounts expended in 2004................................................         5.3           0.3         22.2   27.8
Amounts reversing in 2004...............................................          --            --          1.4    1.4
                                                                         -----------   -----------  ----------- ------
Restructuring reserve at December 31, 2004..............................       $ 0.8          $0.4        $ 2.6 $  3.8
                                                                         ===========   ===========  =========== ======
Additional amounts expended in 2004 that do not qualify as restructuring
 charges................................................................      $   --          $ --        $15.0 $ 15.0
Expense savings realized through December 31, 2004 (pre-tax)............        20.0           6.4         61.2   87.6
Total expected annual expense savings (pre-tax).........................        20.0           6.4         83.5  109.9
                                                                         ===========   ===========  =========== ======
Expected completion date................................................ 2nd Quarter   2nd Quarter  1st Quarter
                                                                                2006          2006         2006

Pre-tax restructuring charges, net of amounts reversed in 2004, for the June/August realignment activities for the year ended December 31, 2004 were reported in the following segments: Retirement ($6.2 million), Life Insurance ($0.6 million), and Other Operations ($6.5 million).

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The restructuring charge recorded in 2002 for this plan totaled $1.6 million and 49 positions were eliminated. During 2002 and 2003, $0.9 million and $0.7 million, respectively, was expended. This plan was completed in the third quarter of 2003.

2001 Restructuring Plans
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business; 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan, which was completed in the first quarter of 2002. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan, which was completed in the fourth quarter of 2002. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under restructuring plan for the reorganization and consolidation of life insurance operations, which was completed in the fourth quarter of 2002. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. Actual pre-tax costs totaling $3.8 million were expended and 62 positions were eliminated under the second LFD restructuring plan listed above, which was completed in the first quarter of 2003. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. The following table provides information about the remaining 2001 restructuring plans.

                                                      Schaumburg  Fort Wayne
                                                         Plan     Operations  Total
                                                      ----------- ----------- -----
                                                              (in millions)
                                                      -----------------------------
Employee severance and termination benefits..........        $3.2       $ 0.3 $ 3.5
Write-off of impaired assets.........................          --         3.2   3.2
Other costs:
Termination of equipment leases......................          --         1.4   1.4
Rent on abandoned office space.......................         0.9        19.5  20.4
                                                      ----------- ----------- -----
Total 2001 Restructuring Charges (pre-tax)...........        $4.1       $24.4 $28.5
Amounts expended and written off through 2001........         2.4          --   2.4
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2001...........         1.7        24.4  26.1
Amounts expended in 2002.............................         1.3        22.3  23.6
Amounts reversed in 2002.............................         0.1         1.5   1.6
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2002...........         0.3         0.6   0.9
Amounts expended in 2003.............................         0.1         0.5   0.6
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2003...........        $0.2       $ 0.1 $ 0.3
                                                      ----------- ----------- -----
Amounts expended in 2004.............................         0.2         0.1   0.3
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2004...........        $ --       $  -- $  --
                                                      =========== =========== =====
Positions to be eliminated under original plan.......          27           9    36
Actual positions eliminated through December 31, 2003          26          19    45
Expected completion date.............................   Completed   Completed
                                                      1st Quarter 3rd Quarter
                                                             2004        2004

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
14. Transactions with Affiliates

Cash and short-term investments at December 31, 2004 and 2003 include LNL's participation in a cash management agreement with LNC of $166.7 million and $301.3 million, respectively. Related investment income in 2004 and 2003 amounted to $3.3 million in each year and $5.1 million in 2002. Short-term debt represents notes payable to LNC of $32.1 million and $41.9 million at December 31, 2004 and 2003, respectively. Total interest expense for this short-term debt for 2004 was $0.8 million and $1.3 million in 2003 and 2002. As shown in
Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2004, 2003 and 2002.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $32.5 million, $17.7 million, and $16.3 million from DMH for transfer pricing in 2004, 2003, and 2002.

LNL paid fees paid of $79.2 million, $76.2 million and $95.3 million to DMH for investment management services in 2004, 2003 and 2002, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $78.8 million, $77.0 million and $79.7 million in 2004, 2003 and 2002, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2004. As discussed in Note 6, LNL entered into a reinsurance arrangement in July 2003 with LNR Barbados to cede certain Guaranteed Benefit risks (including certain GMDB and all GMWB benefits) to LNR Barbados. This treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. During the fourth quarter of 2004, Lincoln Life of New York entered into a similar arrangement with LNR Barbados for its universal life policies subject to the recent actuarial guidelines. As of December 31, 2004, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited, an affiliated life insurance company. Premiums in the accompanying Consolidated Statements of Income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2004     2003   2002
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $   --
                     Insurance ceded..  183.1    158.0  100.4

The Consolidated Balance Sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2004   2003
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.3 $  4.6
            Future policy benefits and claims ceded...  965.8  862.5
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................    6.8   95.2
            Reinsurance payable on paid losses........    1.7    7.0
            Funds held under reinsurance treaties--net
             liability................................  721.9  727.9

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $464.0 million and $490.0 million at December 31, 2004 and 2003, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company ("Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 8, 2005

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

     (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account./(2)/

     (2)  N/A

     (3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp./(5)/
          (b)  Commission Schedule for Variable Life Policies./(3)/

     (4)  (a)  Policy LN 670/(7)/
          (b)  Riders./(2)/
          (c)  Accounting Value Rider -- Policy Form LR500/(8)/
          (d)  Change of Insured Rider -- Policy Form LR496/(8)/
          (e)  Estate Tax Repeal Rider -- Policy Form LR511/(10)/
          (f)  Supplemental Term Insurance Rider -- Policy Form LR516/(7)/

     (5)  (a)  Application/(6)/
          (b)  Addendum to Application -- Policy Form B15/(7)/

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company./(1)/
          (b)  Bylaws of The Lincoln National Life Insurance Company./(1)/

     (7)  Form of Reinsurance Contracts/(9)/

     (8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:


          (a)  AIM Variable Insurance Funds
          (b)  AllianceBernstein Variable Products Series Fund, Inc
          (c)  American Century Variable Portfolios, Inc
          (d)  American Funds Insurance Series
          (e)  Baron Capital Funds Trust
          (f)  Delaware VIP Trust
          (g)  Fidelity Variable Insurance Products
          (h)  Franklin Templeton Variable Insurance Products Trust
          (i)  Janus Aspen Series
          (j)  Lincoln Variable Insurance Products Trust
          (k)  M Fund, Inc.
          (l)  MFS Variable Insurance Trust
          (m)  Neuberger Berman Advisers Management Trust
          (n)  OCC Accumulation Trust
          (o)  Oppenheimer Funds*
          (p)  Putnam Variable Trust
          (q)  Scudder Investments VIT Funds


     (9) Services Agreement/(11)/, and amendments thereto/(4)/, between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.

     (10) Not applicable.

     (11) Opinion and Consent of Robert A. Picarello, Esq.

     (12) Not Applicable.

     (13) Not Applicable.

     (14) Consent of Independent Registered Public Accounting Firm.

     (15) Not applicable.

     (16) Not applicable.

     (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


Frederic, J. Crawford       Senior Vice President and Director
Donna D. DeRosa***          Senior Vice President, Chief Operating Officer and
                            Director
Jude T. Driscoll****        Director
Christine S. Frederick***   Vice President and Chief Compliance Officer
John H. Gotta***            President and Director
Barbara S. Kowalczyk**      Director
Gary W. Parker***           Senior Vice President and Chief Product Officer
See Yeng Quek****           Senior Vice President, Chief Investment Officer and
                            Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Michael S. Smith*           Senior Vice President, Chief Financial Officer,
                            Chief Risk Officer and Director
Eldon J. Summers*           Treasurer and Second Vice President
C. Suzanne Womack**         Secretary and Second Vice President



* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
***  Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682


Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

   Organizational Chart of the Lincoln National Corporation Insurance Company
                            Holding Company System.

Item 30.

                                 INDEMNIFICATION

(a)  Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

(a) Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln Life Flexible Premium Variable Life Account Y, Lincoln National Variable Annuity Account 53.

(b)  See Item 28.

(c)  N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 33.

                               MANAGEMENT SERVICES

     Not Applicable.

Item 34.

                               FEE REPRESENTATION

     Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------
*    To be filed by amendment.
/(1)/ Incorporated by reference to Registration Statement on Form N-4 (File No.
     33-27783) filed on December 5, 1996.
/(2)/ Incorporated by reference to Registrant's Registration Statement on Form
     S-6 (File No. 333-42479) filed on December 17, 1997.
/(3)/ Incorporated by reference to Registration Statement on Form S-6 (File No.
     333-42479) filed on April 28, 1998.
/(4)/ Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4
     (File No. 333-43373) filed on April 4, 2002.
/(5)/ Incorporated by reference to Post-Effective Amendment No. 1 (File No.
     333-82663) filed on April 13, 2000.
/(6)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6
     (File No. 333-42479) filed on April 19, 1999.
/(7)/ Incorporated by reference to Registration Statement on Form S-6 (File
     333-84360) filed on March 15, 2002.
/(8)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6
     (File No. 333-82663) filed on April 12, 2001.
/(9)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6
     (File No. 333-84360) filed on April 23, 2003.
/(10)/ Incorporated by reference to Post-Effective Amendment No. 2 to
     Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.
/(11)/ Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A
     (File No. 2-80741, 811-3211) filed on April 10, 2000.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-118478; 811-08557; CIK: 0001048607), has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 5th day of April, 2005. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                           Lincoln Life Flexible Premium Variable Life Account M (Registrant)

                           By /s/ Gary W. Parker
                              --------------------------------------------------
                              Gary W. Parker
                              Senior Vice President and Chief Product Officer The Lincoln National Life Insurance Company

                           The Lincoln National Life Insurance Company
                           (Depositor)

                           By /s/ Gary W. Parker
                              --------------------------------------------------
                              Gary W. Parker
                              Senior Vice President and Chief Product Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-118478; 811-08557; CIK: 0001048607) has been signed below on April 5, 2005, by the following persons, as officers and directors of the Depositor, in the capacities indicated.


          Signature                                  Title
          ---------                                  -----

/s/ John H. Gotta*               President and Director
-----------------------------    (Principal Executive Officer)
John H. Gotta

/s/ Donna D. DeRosa*             Senior Vice President, Chief Operating Officer
-----------------------------    and Director
Donna D. DeRosa

/s/ Michael S. Smith*            Senior Vice President, Chief Financial Officer,
-----------------------------    Chief Risk Officer, Director and Member of the
Michael S. Smith                 Investment Committee (Principal Financial
                                 Officer)

/s/ See Yeng Quek*               Senior Vice President, Director, Chief
-----------------------------    Investment Officer and Chairman of the
See Yeng Quek                    Investment Committee

/s/ Frederick J. Crawford*       Senior Vice President and Director
-----------------------------
Frederick J. Crawford

/s/ Jude T. Driscoll*            Director
-----------------------------
Jude T. Driscoll

/s/ Barbara S. Kowalczyk*        Director
-----------------------------
Barbara S. Kowalczyk

* By /s/ Gary W. Parker
     -------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 1 to the Registration Statement

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: March 29, 2005

Signature                              Title
---------                              -----

/s/ Frederick J. Crawford              Senior Vice President and Director
----------------------------
Frederick J. Crawford


STATE OF PENNSYLVANIA  )
                       ) SS.
COUNTY OF PHILADELPHIA )

                                       Subscribed and sworn to before me this
                                       29th day of March, 2005

                                       /s/ Maureen A. Cullen
                                       --------------------------------------
                                       Notary Public
                                       Commission Expires: September 13, 2008

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 14, 2005

Signature                        Title
---------                        -----


/s/ Donna D. DeRosa
------------------------------
Donna D. DeRosa                  Senior Vice President, Chief Operating Officer
                                 and Director

STATE OF CONNECTICUT)
                    ) SS.
COUNTY OF HARTFORD  )

                                 Subscribed and sworn to before me this 14th day of February, 2005

                                 /s/ Martha Jarvis
                                 -----------------------------------------------
                                 Notary Public
                                 Commission Expires: September 30, 2007

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise A. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 14, 2005

Signature                        Title
---------                        -----


/s/ Jude T. Driscoll
------------------------------
Jude T. Driscoll                 Director

STATE OF PENNSYLVANIA )
                      ) SS.
COUNTY OF PHILADELPHIA)

                                 Subscribed and sworn to before me this 14th day of February, 2005

                                 /s/ Joann Murphy
                                 -----------------------------------------------
                                 Notary Public
                                 Commission Expires: October 31, 2005

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 14, 2005

Signature                        Title
---------                        -----


/s/ John H. Gotta
------------------------------
John H. Gotta                    President and Director
                                 (Principal Executive Officer)

STATE OF CONNECTICUT )
                     ) SS.
COUNTY OF HARTFORD   )

                                 Subscribed and sworn to before me this 14th day of February, 2005

                                 /s/ Martha Jarvis
                                 -----------------------------------------------
                                 Notary Public
                                 Commission Expires: September 30, 2007

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 16, 2005

Signature                        Title
---------                        -----


/s/ Barbara S. Kowalczyk
------------------------------
Barbara S. Kowalczyk             Director

STATE OF PENNSYLVANIA  )
                       ) SS.
COUNTY OF PHILADELPHIA )

                                 Subscribed and sworn to before me this 16th day of February, 2005

                                 /s/ Maureen A. Cullen
                                 -----------------------------------------------
                                 Notary Public
                                 Commission Expires: September 13, 2008

                               POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Forms S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 14, 2005

Signature                           Title
---------                           -----


/s/ See Yeng Quek
------------------------------
See Yeng Quek                       Senior Vice President, Director
                                    Chief Investment Officer and
                                    Chairman of the Investment Committee

STATE OF PENNSYLVANIA )
                      ) SS.
COUNTY OF PHILADELPHIA)

                                    Subscribed and sworn to before me this
                                    14th day of February, 2005

                                    /s/ Joann Murphy
                                    --------------------------------------------
                                    Notary Public
                                    Commission Expires: October 31, 2005

                               POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints Janet Chrzan, Heather Dzielak, Susan M. Keating, Gary W. Parker and Rise C. M. Taylor, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-3, N-4 or N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: February 17, 2005

Signature                        Title
---------                        -----


/s/ Michael S. Smith
------------------------------
Michael S. Smith                 Senior Vice President, Chief Financial
                                 Officer, Chief Risk Officer, Director and
                                 Member of the Investment Committee
                                 (Principal Financial Officer)

STATE OF CONNECTICUT )
                     ) SS.
COUNTY OF HARTFORD   )           Subscribed and sworn to before me this
                                 17th day of February, 2005


                                 /s/ Martha Jarvis
                                 ----------------------------------------
                                 Notary Public
                                 Commission Expires: September 30, 2007